UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02354

BlackRock Liquidity Funds

(Exact name of registrant as specified in charter)

100 Bellevue Parkway

Wilmington, DE 19809

(Address of principal executive offices) (Zip code)

Brian Kindelan

100 Bellevue Parkway

Wilmington, DE 19809

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-441-7762

Date of fiscal year end: October 31,2006

Date of reporting period: July 31, 2006

Item 1. Schedule of Investments.

The Registrant’s unaudited schedules of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

                           BLACKROCK LIQUIDITY FUNDS
                            SCHEDULE OF INVESTMENTS
                                    TEMPFUND

JULY 31, 2006 (UNAUDITED)

                                           PAR
                       MATURITY           (000)              VALUE
                      ----------   ------------------   --------------
CERTIFICATES OF DEPOSIT - 13.5%
Domestic - 4.4%
  Washington Mutual Bank FA (A-1+, P-1)
      5.31%           08/03/06     $1,018,000           $1,017,999,996
  Wells Fargo Bank, N.A. (A-1+, P-1)
      5.31%           08/10/06       450,000               450,000,000
                                                        ==============
                                                         1,467,999,996
                                                        --------------
Yankee - 9.1%
  Banque Nationale de Paribas, New York
  (A-1+, P-1)
      4.50%(b)        10/19/06       320,150               320,150,000
  Mizuho Corporate Bank, New York (A-1, P-1)
      5.46%(b)        09/20/06       739,100               739,100,000
  Royal Bank of Scotland, New York (A-1+, P-1)
      4.52%(b)        10/20/06       165,000               165,000,877
      4.81%(b)        01/16/07       306,420               306,420,000
      4.87%(b)        02/02/07       684,700               684,700,000
  Societe Generale, New York (A-1+, P-1)
      4.78%(b)        12/06/06       301,000               301,000,000
  Svenska Handelsbanken, New York (A-1+, P-1)
      5.20%(b)        08/08/06       500,000               500,000,000
                                                        ==============
                                                         3,016,370,877
                                                        --------------
TOTAL CERTIFICATES OF DEPOSIT
  (Cost $4,484,370,873)                                  4,484,370,873
                                                        --------------
COMMERCIAL PAPER - 52.0%

Asset Backed Securities - 32.1%
  Amstel Funding Corp. (A-1+, P-1)
      5.40%           10/06/06       124,279               123,048,638
      5.40%           10/10/06       190,281               188,283,049
      5.36%           11/01/06       178,000               175,561,796
      5.37%           11/01/06        70,285                69,320,456
  Atlantic Asset Securitization Corp. (A-1+, P-1)
      5.16%           08/07/06       116,000               115,900,337
  Atlantis One Funding Corp. (A-1+, P-1)
      5.28%           08/03/06        29,731                29,722,279
  Atomium Funding LLC (A-1+, P-1)
      5.19%(c)        08/07/06        50,000                49,956,750
  Barton Capital LLC (A-1+, P-1)
      5.27%           08/07/06       251,776               251,554,857
  Beethoven Funding Corp. (A-1, P-1)
      5.30%(c)        08/07/06        59,000                58,947,883
      5.30%(c)        08/08/06        66,700                66,631,262
      5.15%(c)        08/09/06        66,000                65,924,467
      5.39%           08/23/06        50,137                49,971,854
  Brahms Funding Corp. (A-1, P-1)
      5.32%           08/07/06        60,000                59,946,800
      5.32%           08/07/06        14,654                14,641,007
      5.32%           08/08/06       113,399               113,281,695
      5.32%           08/09/06        66,334                66,255,578
      5.32%           08/10/06        50,500                50,432,835
  Cafco LLC (A-1+, P-1)
      5.15%           08/08/06        34,000                33,965,953
      5.36%           11/02/06       146,570               144,540,494
  Cancara Asset Securitization Ltd. (A-1+, P-1)
      5.27%           08/02/06       210,000               209,969,258
      5.27%           08/03/06        51,000                50,985,068
      5.27%(c)        08/07/06        76,669                76,601,659
      5.31%(c)        08/08/06       145,209               145,059,072
      5.29%(c)        08/11/06        59,492                59,404,580
  CC USA Inc. (A-1+, P-1)
      5.40%           10/10/06       120,000               118,740,000

                                           PAR
                       MATURITY           (000)              VALUE
                      ----------   ------------------   --------------
COMMERCIAL PAPER (Continued)
Asset Backed Securities (continued)
  Chariot Funding (A-1, P-1)
      5.28%           08/02/06     $  83,978            $   83,965,683
  Ciesco Lp (A-1+, P-1)
      5.37%           10/13/06        55,000                54,401,096
      5.36%           11/02/06       130,445               128,638,772
  Citigroup Funding, Inc. (A-1+, P-1)
      5.31%           08/04/06       200,000               199,911,500
      5.31%           08/07/06       150,000               149,867,250
  Concord Minutemen Capital Co. (A-1, P-1)
      5.30%           08/03/06       160,054               160,006,873
      5.27%           08/04/06        30,427                30,413,637
      5.16%(c)        08/10/06        55,717                55,645,125
      5.30%(c)        08/11/06       263,907               263,518,470
  CRC Funding LLC (A-1+, P-1)
      5.30%           08/03/06        98,167                98,138,095
      5.36%           08/23/06        30,000                29,901,733
      5.36%           10/04/06        73,285                72,586,675
      5.36%           11/02/06       109,925               108,402,905
  Crown Point Capital Co. (A-1, P-1)
      5.37%           09/07/06       184,447               183,429,006
  Cullinan Finance Corp. (A-1+, P-1)
      5.32%           08/07/06       117,695               117,590,644
      5.32%           08/08/06       145,866               145,715,110
      5.36%           10/23/06        24,451                24,148,840
      5.36%           11/06/06        55,841                55,034,532
  Dakota Notes Program (A-1, P-1)
      5.28%           08/01/06       120,000               120,000,000
      5.37%           09/07/06       146,000               145,194,202
  Emerald Certificates (A-1+, P-1)
      5.18%           08/01/06       158,237               158,237,000
      5.31%           08/03/06       189,000               188,944,245
      5.41%           10/03/06        95,000                94,100,587
  Fairway Finance Ltd. (A-1, P-1)
      5.27%           08/04/06        87,822                87,783,431
      5.27%           08/07/06       187,231               187,066,549
      5.36%           10/23/06        24,819                24,512,292
  Galaxy Funding (A-1+, P-1)
      5.36%           10/30/06        42,870                42,295,542
  Grampian Funding LLC (A-1+, P-1)
      5.30%           08/07/06       204,300               204,119,535
      5.30%(c)        08/11/06       509,300               508,550,197
      5.36%           10/24/06       104,862               103,550,526
      5.36%           10/27/06       218,755               215,921,394
  Jupiter Securitization Corp. (A-1, P-1)
      5.28%           08/07/06       125,521               125,410,542
      5.28%           08/08/06       101,629               101,524,661
  K2 (USA) LLC (A-1+, P-1)
      5.27%           08/08/06        65,700                65,632,676
  Liberty Street Funding Corp. (A-1, P-1)
      5.27%           08/04/06        50,000                49,978,042
      5.29%           08/08/06        35,990                35,952,980
  Park Avenue Receivables Corp. (A-1, P-1)
      5.28%           08/07/06        52,421                52,374,870
      5.36%           08/24/06        43,000                42,852,749
  Park Granada LLC (A-1+, P-1)
      5.29%           08/07/06       127,000               126,888,028
      5.30%           08/07/06        70,000                69,938,167
      5.28%           08/08/06       171,569               171,392,856
      5.30%           08/08/06        66,400                66,331,571

                           BLACKROCK LIQUIDITY FUNDS
                            SCHEDULE OF INVESTMENTS
                              TEMPFUND (CONTINUED)

JULY 31, 2006 (UNAUDITED)

                                                                      PAR
                                                  MATURITY           (000)              VALUE
                                                 ----------   ------------------   --------------
COMMERCIAL PAPER (Continued)
Asset Backed Securities (continued)
  Park Sienna LLC (A-1+, P-1)
    5.31%                                        08/04/06         $   87,000       $   86,961,502
    5.31%                                        08/08/06             55,000           54,943,212
    5.31%                                        08/08/06             38,400           38,360,352
  Ranger Funding Co. LLC (A-1+, P-1)
    5.31%                                        08/08/06            106,000          105,890,555
  Regency Markets No 1 LLC (A-1, P-1)
    5.36%                                        10/16/06             49,416           48,856,831
    5.36%                                        10/20/06             84,608           83,600,225
  Scaldis Capital LLC (A-1+, P-1)
    5.27%(c)                                     08/07/06            134,448          134,329,910
    5.37%                                        08/25/06            193,000          192,309,060
    5.36%                                        10/30/06             16,462           16,241,409
  Sedna Finance, Inc. (A-1+, P-1)
    5.36%                                        09/12/06             15,000           14,906,200
    5.40%                                        10/10/06             96,000           94,992,000
  Sheffield Receivables Corp. (A-1+, P-1)
    5.30%                                        08/01/06             96,465           96,465,000
    5.30%                                        08/02/06            108,000          107,984,100
    5.27%                                        08/04/06            285,800          285,674,486
    5.31%                                        08/07/06            312,885          312,608,097
    5.28%                                        08/10/06            106,194          106,053,824
  Solitaire Funding LLC (A-1+, P-1)
    5.16%                                        08/08/06            102,000          101,897,660
    5.29%                                        08/11/06            125,000          124,816,319
    5.36%(c)                                     08/23/06            646,655          644,536,846
    5.37%(c)                                     08/23/06            234,356          233,586,922
  Thames Asset Global Securitization Corp.
    (A-1, P-1)
    5.16%                                        08/09/06             46,343           46,289,860
    5.35%                                        08/21/06             33,604           33,504,121
    5.39%                                        10/04/06             47,508           47,052,768
    5.36%(c)                                     10/26/06             30,938           30,541,856
  Three Rivers Funding Corp. (A-1, P-1)
    5.36%                                        10/26/06             49,634           48,998,464
  Thunder Bay Funding LLC (A-1, P-1)
    5.28%                                        08/07/06             60,000           59,947,200
    5.40%                                        10/05/06             56,184           55,636,206
  Variable Funding Capital Corp. (A-1+, P-1)
    5.29%                                        08/09/06            145,000          144,829,544
                                                                                    ==============
                                                                                   10,690,330,744
                                                                                   --------------
Banks - 16.3%
  AB Spin Tab Swedmortgage (A-1, P-1)
    5.16%                                        08/03/06            200,000          199,942,667
    5.16%                                        08/08/06             71,620           71,548,141
    5.16%                                        08/09/06            214,855          214,608,633
    5.16%                                        08/10/06            160,000          159,793,600
  Bank of America Corp. (A-1+, P-1)
    5.30%                                        08/04/06            500,000          499,779,167
    5.15%                                        08/08/06            269,300          269,030,326
  Citigroup Funding, Inc. (A-1+, P-1, F-1+)
    5.37%                                        09/07/06            250,000          248,620,208
    5.36%                                        11/02/06            110,000          108,476,867
  Dresdner U.S. Finance, Inc. (A-1, P-1)
    5.17%                                        08/08/06            884,700          883,810,631
  Landesbank Baden-Wurttenberg (A-1, P-1)
    5.27%                                        08/03/06            174,000          173,949,057
  Lloyds Bank N.A. (A-1+, P-1)
    5.25%                                        08/07/06            111,370          111,272,551
  Natexis Banques Popularies (A-1+, P-1)
    5.27%                                        08/07/06            163,786          163,642,141

                                                                      PAR
                                                  MATURITY           (000)              VALUE
                                                 ----------   ------------------   --------------
COMMERCIAL PAPER (Continued)
Banks (continued)
  Societe Generale N.A. (A-1+, P-1)
    5.36%                                        11/01/06         $1,360,000       $1,341,371,022
  UBS Finance Delaware LLC (A-1+, P-1)
    5.38%                                        10/06/06            450,000          445,561,500
    5.38%                                        10/10/06            535,000          529,398,104
                                                                                    ==============
                                                                                    5,420,804,615
                                                                                    -------------
Security Brokers & Dealers - 3.6%
  Bear Stearns & Co., Inc. (A-1, P-1)
    5.30%                                        08/04/06            716,000          715,683,766
    5.36%                                        11/01/06             21,900           21,600,019
  Merrill Lynch & Co., Inc. (A-1, P-1)
    5.30%                                        08/09/06            320,000          319,623,111
  Morgan Stanley & Co., Inc. (A-1, P-1)
    5.27%                                        08/08/06            132,000          131,864,687
                                                                                    ==============
                                                                                    1,188,771,583
                                                                                   --------------
TOTAL COMMERCIAL PAPER
  (Cost $17,299,906,942)
                                                                                   17,299,906,942
                                                                                   --------------
MASTER NOTES - 5.5%
Security Brokers & Dealers - 5.5%
  Bank of America Securities LLC (A-1+, P-1)
    5.39%(d)                                     08/01/06            442,450          442,450,000
  Citigroup Global Markets, Inc. (A-1+, P-1)
    5.38%(d)                                     08/01/06            550,000          550,000,000
  Merrill Lynch Mortgage Capital (A-1, P-1)(e)
    5.41%(d)                                     08/01/06            348,270          348,270,000
  Morgan Stanley Mortgage Capital, Inc.
    (A-1, P-1)(e)
    5.48%(d)                                     08/01/06            133,350          133,350,000
    5.48%(d)                                     08/01/06            377,200          377,200,000
                                                                                    ==============
TOTAL MASTER NOTES
  (Cost $1,851,270,000)
                                                                                    1,851,270,000
                                                                                   --------------
VARIABLE RATE OBLIGATIONS - 15.4%
Asset Backed Securities - 1.1%
  Cullinan Finance Corp. (AAA, Aaa)
    5.34%(d)                                     08/25/06            135,000          134,975,400
  Racers XL (A-1, P-1)
    5.42%(c)(d)                                  08/22/06            234,650          234,650,000
                                                                                    ==============
                                                                                      369,625,400
                                                                                   --------------
Banks - 2.1%
  Bank of New York Co., Inc. (A+, Aa3)
    5.46%(c)(d)                                  08/28/06            125,000          125,000,000
  Barclays Bank PLC (A-1+, P-1)
    5.29%(d)                                     08/07/06            125,000          124,982,926
  LP Pinewood SPV (Wachovia Bank N.A. LOC)
    (A-1+, P-1)(e)
    5.35%(d)                                     08/07/06             50,000           50,000,000
  U.S. Bank N.A. (AA-, Aa1)
    5.33%(d)                                     08/29/06            208,000          207,992,453
  Wells Fargo & Co. (Aa1, AA-)
    5.40%(d)                                     08/02/06            190,000          190,000,988
                                                                                    ==============
                                                                                      697,976,367
                                                                                   --------------
Insurance Carriers NEC - 0.8%
  Travelers Insurance Co. (A-1+, P-1)
    5.59%(d)(f)                                  10/02/06            250,000          250,000,000
                                                                                   --------------

                           BLACKROCK LIQUIDITY FUNDS
                            SCHEDULE OF INVESTMENTS
                              TEMPFUND (CONTINUED)

JULY 31, 2006 (UNAUDITED)

                                                                             PAR
                                                         MATURITY           (000)             VALUE
                                                        ----------   ------------------   -------------
VARIABLE RATE OBLIGATIONS (Continued)
Life Insurance - 3.8%
  Allstate Life Global Funding II (Aa2, AA)
               5.41%(c)(d)                              08/28/06         $   75,000       $  75,000,000
  Hartford Life Insurance Co. (A-1+, P-1)
               5.58%(d)(f)                              10/02/06            100,000         100,000,000
               5.58%(d)(f)                              10/02/06            100,000         100,000,000
  ING Security Life Insurance (AA, Aa3)
               5.46%(c)(d)                              08/09/06            150,000         150,000,000
  MetLife Global Funding I (AA, Aa2)
               5.50%(c)(d)                              08/28/06             95,000          95,000,000
  New York Life Insurance Co. (A-1+, P-1)
               5.40%(d)(f)                              09/13/06            350,000         350,000,000
  Transamerica Occidental Life Insurance Co.
    (A-1+, P-1)
               5.47%(d)(f)                              08/01/06            400,000         400,000,000
                                                                                          =============
                                                                                          1,270,000,000
                                                                                          -------------
Security Brokers & Dealers - 5.7%
  Bear Stearns & Co., Inc. (A-1, P-1)
               5.30%(d)                                 08/07/06             75,000          75,000,000
  Goldman Sachs Group, Inc. (A-1, P-1)
               5.17%(c)(d)                              08/08/06            587,990         587,990,000
               5.40%(c)(d)(f)                           08/21/06            333,000         333,000,000
  Greenwich Capital Holdings, Inc. (A-1+, P-1)
               5.36%(d)                                 08/30/06             95,000          95,000,000
  Lehman Brothers Holdings, Inc. (A-1, P-1)
               5.36%(d)                                 08/01/06             69,300          69,300,000
  Merrill Lynch & Co., Inc. (A+, Aa3)
               5.60%(d)                                 08/11/06            207,000         207,028,075
               5.35%(d)                                 08/15/06            100,000         100,000,000
               5.18%(d)                                 08/29/06            121,400         121,400,000
               5.55%(d)                                 10/19/06             50,000          50,008,860
  Morgan Stanley & Co., Inc. (A-1, P-1)
               5.40%(d)                                 08/15/06            250,000         250,028,663
                                                                                          =============
                                                                                          1,888,755,598
                                                                                          -------------
Short-Term Business Credit Institutions - 1.9%
  General Electric Capital Corp. (AAA, Aaa)
               5.47%(d)                                 08/17/06            447,600         447,668,655
               5.35%(d)                                 08/17/07            202,000         202,000,000

                                                                                          =============
                                                                                            649,668,655
                                                                                          -------------
TOTAL VARIABLE RATE OBLIGATIONS
  (Cost $5,126,026,020)                                                                   5,126,026,020
                                                                                          -------------
TIME DEPOSITS - 3.2%
  Manufacturers & Traders Trust Co. (A-1, P-1)
               5.31%                                    08/01/06            282,000         282,000,000
  Societe Generale (A-1, P-1)
               5.35%                                    08/08/06            773,000         773,000,000

                                                                                          =============
TOTAL TIME DEPOSITS
  (Cost $1,055,000,000)                                                                   1,055,000,000
                                                                                          -------------
REPURCHASE AGREEMENTS - 11.0%
Deutsche Bank Securities, Inc.
               5.19%                                    08/08/06            500,000         500,000,000
  (Agreement dated 06/09/06 to be repurchased at
    $504,325,000, collateralized by $677,215,841
    Federal National Mortgage Assoc. Bonds 4.00%
    to 7.50% due 08/01/14 to 08/01/36. The value of
    the collateral is $515,000,000.)

                                                                             PAR
                                                         MATURITY           (000)             VALUE
                                                        ----------   ------------------   -------------
REPURCHASE AGREEMENTS (Continued)
Deutsche Bank Securities, Inc.
               5.20%                                    08/08/06         $  150,000       $ 150,000,000
  (Agreement dated 06/08/06 to be repurchased at
    $151,321,667, collateralized by $203,164,752
    Federal National Mortgage Assoc. Bonds 4.00%
    to 7.50% due 08/01/14 to 08/01/36. The value of
    the collateral is $154,500,000.)
Deutsche Bank Securities, Inc.
               5.27%                                    08/08/06          2,000,000       2,000,000,000
  (Agreement dated 07/20/06 to be repurchased at
    $2,005,562,778, collateralized by $2,708,863,365
    Federal National Mortgage Assoc. Bonds 4.00%
    to 7.50% due 08/01/14 to 08/01/36. The Value of
    the collateral is $2,060,000,000.)
Morgan Stanley & Co., Inc.
               5.26%                                    08/01/06            250,000         250,000,000
  (Agreement dated 07/31/06 to be repurchased at
    $250,036,528, collateralized by $259,736,701
    Federal Farm Credit Bank Medium Term Notes
    and Federal National Mortgage Assoc. Bonds
    and Discount Notes 0.00% to 7.35% due
    08/01/06 to 09/12/30. The value of the collateral
    is $257,727,347.)
Morgan Stanley & Co., Inc.
               5.27%                                    08/01/06            599,492         599,492,000
  (Agreement dated 07/31/06 to be repurchased at
    $599,579,759, collateralized by $622,840,299
    Federal Farm Credit Bank Medium Term Notes
    and Federal National Mortgage Assoc. Discount
    Notes and Bonds 0.00% to 7.35% due 08/01/06
    to 09/12/30. The Value of the collateral is
    $618,021,932.)
PNC Bank, N.A.
               5.01%                                    08/01/06            154,800         154,800,000
  (Agreement dated 07/31/06 to be repurchased at
    $154,821,554, collateralized by $273,979,334
    Federal National Mortgage Assoc. Bonds 5.00%
    to 6.00% due 07/01/20 to 04/01/35. The value of
    the collateral is $271,908,972.)

                                                                                          =============
TOTAL REPURCHASE AGREEMENTS
  (Cost $3,654,292,000)                                                                   3,654,292,000
                                                                                          -------------

TOTAL INVESTMENTS IN SECURITIES -  100.6%
  (Cost $33,470,865,835(a))                                                              33,470,865,835
LIABILITIES IN EXCESS OF OTHER
  ASSETS -  (0.6)%                                                                         (212,775,192)
                                                                                        ---------------
NET ASSETS -  100.0%                                                                    $33,258,090,643
                                                                                        ===============

-------------------

(a)  Aggregate cost for federal income tax purposes.
(b)  Security is a foreign domiciled issuer which is registered with the
     Securities and Exchange Commission.
(c)  Security exempt from registration under Rule 144A of the Securities Act of
     1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors. As of July 31,
     2006, the Fund held 12.0% of its net assets, with a current market value of
     $3,993,874,999, in securities restricted as to resale.

                           BLACKROCK LIQUIDITY FUNDS
                            SCHEDULE OF INVESTMENTS
                              TEMPFUND (CONCLUDED)

JULY 31, 2006 (UNAUDITED)

(d)  Rates shown are the rates as of July 31, 2006 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.
(e)  Ratings reflect those of guarantor.
(f)  Illiquid Security. As of July 31, 2006, the Fund held 4.6% of its net assets, with a current market value of $1,533,000,000 in these securities.

                           BLACKROCK LIQUIDITY FUNDS
                            SCHEDULE OF INVESTMENTS
                                    TEMPCASH

JULY 31, 2006 (UNAUDITED)

                                                                         PAR
                                                     MATURITY           (000)             VALUE
                                                    ----------   ------------------   -------------
CERTIFICATES OF DEPOSIT - 13.7%
Domestic - 6.2%
  Citizens Bank of Massachusetts (A-1, P-1)
    5.20%                                           08/08/06          $144,000        $ 144,000,000
  Washington Mutual Bank FA (A-1+, P-1)
    5.31%                                           08/03/06           432,000          431,999,999
  Wells Fargo Bank, N.A. (A-1+, P-1)
    5.31%                                           08/10/06           190,000          190,000,000
                                                                                      =============
                                                                                        765,999,999
                                                                                      -------------
Yankee - 7.5%
  Banque Nationale de Paribas, New York
    (A-1+, P-1)
    4.50%(b)                                        10/19/06           132,000          132,000,000
  Mizuho Corporate Bank, New York (A-1, P-1)
    5.46%                                           09/20/06            25,850           25,850,000
  Royal Bank of Scotland, New York (A-1+, P-1)
    4.52%(b)                                        10/20/06            67,620           67,620,359
    4.81%(b)                                        01/16/07           105,000          105,000,000
    4.87%(b)                                        02/02/07           252,900          252,900,000
  Societe Generale, New York (A-1+, P-1)
    4.78%(b)                                        12/06/06           105,000          105,000,000
  Svenska Handelsbanken, New York (A-1+, P-1)
    5.20%(b)                                        08/08/06           244,150          244,150,000
                                                                                      =============
                                                                                        932,520,359
                                                                                      -------------
TOTAL CERTIFICATES OF DEPOSIT
  (Cost $1,698,520,357)                                                               1,698,520,358
                                                                                      -------------
COMMERCIAL PAPER - 45.1%
Asset Backed Securities - 26.7%
  Amstel Funding Corp. (A-1+, P-1)
    5.40%                                           10/10/06            71,325           70,576,087
    5.36%                                           11/01/06            69,862           68,905,046
    5.37%                                           11/01/06            25,650           25,297,996
  Atlantic Asset Securitization Corp. (A-1+, P-1)
    5.16%                                           08/07/06            46,000           45,960,478
  Atomium Funding LLC (A-1, P-1)
    5.30%                                           08/01/06            15,886           15,886,000
    5.31%(c)                                        08/04/06            89,000           88,960,617
    5.19%(c)                                        08/07/06            20,500           20,482,267
  Beethoven Funding Corp. (A-1, P-1)
    5.30%(c)                                        08/07/06            19,610           19,592,678
    5.15%(c)                                        08/09/06            26,000           25,970,244
    5.39%                                           08/23/06            19,515           19,450,720
  Brahms Funding Corp. (A-1, P-1)
    5.32%                                           08/07/06            49,000           48,956,553
    5.32%                                           08/09/06            26,650           26,618,494
    5.32%                                           08/10/06            19,500           19,474,065
  Cafco LLC (A-1+, P-1)
    5.15%                                           08/08/06            13,562           13,548,419
    5.36%                                           11/02/06            53,430           52,690,173
  Cancara Asset Securitization Ltd. (A-1+, P-1)
    5.31%(c)                                        08/08/06            63,000           62,934,952
  Chariot Funding (A-1, P-1)
    5.28%                                           08/02/06            31,500           31,495,380
  Ciesco Lp (A-1+, P-1)
    5.37%                                           10/13/06            20,000           19,782,217
    5.36%                                           11/02/06            47,555           46,896,522

                                                                         PAR
                                                     MATURITY           (000)             VALUE
                                                    ----------   ------------------   -------------
COMMERCIAL PAPER (Continued)
Asset Backed Securities (continued)
  Concord Minutemen Capital Co. (A-1, P-1)
    5.30%                                           08/03/06          $ 60,000        $  59,982,333
    5.27%                                           08/04/06            11,845           11,839,798
    5.16%(c)                                        08/10/06            30,000           29,961,300
  CRC Funding LLC (A-1+, P-1)
    5.36%                                           08/23/06            13,676           13,631,204
    5.36%                                           10/04/06            26,715           26,460,436
    5.36%                                           11/02/06            40,075           39,520,095
  Crown Point Capital Co. (A-1, P-1)
    5.28%                                           08/07/06            90,802           90,722,094
    5.37%                                           09/07/06            67,900           67,525,249
  Cullinan Finance Corp. (A-1+, P-1)
    5.36%                                           10/23/06             8,915            8,804,830
    5.36%                                           11/06/06            20,355           20,061,029
  Dakota Notes Program (A-1, P-1)
    5.28%                                           08/01/06            49,600           49,600,000
  Emerald Certificates (A-1+, P-1)
    5.18%                                           08/01/06            61,345           61,345,000
    5.31%                                           08/03/06            82,800           82,775,574
    5.41%                                           10/03/06            35,000           34,668,638
  Fairway Finance Ltd. (A-1, P-1)
    5.27%                                           08/04/06            34,200           34,184,980
    5.36%                                           10/23/06             9,050            8,938,162
  Galaxy Funding (A-1+, P-1)
    5.36%                                           10/30/06            15,630           15,420,558
  Giro Funding US Corp 4-2 (A-1, P-1)
    5.36%                                           08/16/06           100,000           99,776,667
  Grampian Funding LLC (A-1+, P-1)
    5.30%                                           08/07/06            90,000           89,920,500
    5.30%(c)                                        08/11/06           125,000          124,815,972
    5.36%                                           10/24/06            38,225           37,746,933
    5.36%                                           10/27/06            79,745           78,712,036
  K2 (USA) LLC (A-1+, P-1)
    5.27%                                           08/08/06            25,600           25,573,767
  Lake Constance Funding LLC (A-1, P-1)
    5.36%                                           09/13/06            22,313           22,170,147
  Lexington Parker Capital (A-1, P-1)
    5.28%                                           08/07/06            50,000           49,956,000
  Liberty Street Funding Corp. (A-1, P-1)
    5.29%                                           08/08/06            14,010           13,995,589
  Lockhart Funding LLC (A-1, P-1)
    5.29%                                           08/01/06            19,700           19,700,000
  Park Avenue Receivables Corp. (A-1, P-1)
    5.36%                                           08/24/06            18,514           18,450,600
  Park Granada LLC (A-1+, P-1)
    5.29%                                           08/07/06            48,000           47,957,680
    5.28%                                           08/08/06            63,850           63,784,447
    5.30%                                           08/08/06            24,975           24,949,262
  Park Sienna LLC (A-1+, P-1)
    5.31%                                           08/04/06            33,000           32,985,398
    5.31%                                           08/08/06            34,100           34,064,792
  Regency Markets No 1 LLC (A-1, P-1)
    5.36%                                           10/16/06            18,015           17,811,150
    5.36%                                           10/20/06            30,845           30,477,602
  Scaldis Capital LLC (A-1+, P-1)
    5.37%                                           08/25/06            74,240           73,974,221

                           BLACKROCK LIQUIDITY FUNDS
                            SCHEDULE OF INVESTMENTS
                              TEMPCASH (CONTINUED)

JULY 31, 2006 (UNAUDITED)

                                                                        PAR
                                                    MATURITY           (000)             VALUE
                                                   ----------   ------------------   -------------
COMMERCIAL PAPER (Continued)
Asset Backed Securities (continued)
  Sedna Finance, Inc. (A-1+, P-1)
    5.40%                                          10/10/06          $ 80,000        $  79,160,000
  Sheffield Receivables Corp. (A-1+, P-1)
    5.30%                                          08/02/06            46,000           45,993,228
  Sigma Finance, Inc. (A-1, P-1)
    5.40%(c)                                       10/06/06           442,855          438,470,736
  Solitaire Funding LLC (A-1+, P-1)
    5.36%(c)                                       08/23/06           258,345          257,498,777
    5.37%(c)                                       08/23/06            90,000           89,704,650
  Thames Asset Global Securitization Corp.
    (A-1, P-1)
    5.16%                                          08/09/06            18,350           18,328,959
  Three Rivers Funding Corp. (A-1, P-1)
    5.36%                                          10/26/06            17,000           16,782,324
  Variable Funding Capital Corp. (A-1+, P-1)
    5.29%                                          08/09/06            55,000           54,935,344
  Victory Receivables Corp. (A-1, P-1)
    5.31%                                          08/01/06            10,489           10,489,000
                                                                                     =============
                                                                                     3,297,105,969
                                                                                     -------------
Banks - 12.4%
  AB Spin Tab Swedmortgage (A-1, P-1)
    5.16%                                          08/07/06            11,625           11,615,003
    5.16%                                          08/08/06            28,380           28,351,525
    5.16%                                          08/09/06            85,145           85,047,367
    5.16%                                          08/10/06           125,000          124,838,750
  Bank of America Corp. (A-1+, P-1)
    5.15%                                          08/08/06           175,000          174,824,757
  Citigroup Funding, Inc. (A-1+, P-1, F-1+)
    5.37%                                          09/07/06            43,000           42,762,676
    5.36%                                          11/02/06            40,000           39,446,133
  Landesbank Baden-Wurttenberg (A-1, P-1)
    5.27%                                          08/03/06            70,000           69,979,506
  Lloyds Bank N.A. (A-1+, P-1)
    5.25%                                          08/07/06            44,490           44,451,071
  Natexis Banques Popularies (A-1+, P-1)
    5.27%                                          08/07/06            65,430           65,372,531
  Norddeutsche Landesbank (A-1, P-1)
    5.40%                                          10/06/06           100,000           99,010,917
    5.40%                                          10/10/06            37,550           37,155,725
    5.40%                                          10/11/06            37,550           37,150,092
  Societe Generale N.A. (A-1+, P-1)
    5.36%                                          11/01/06           482,350          475,742,877
  UBS Finance Delaware LLC (A-1+, P-1)
    5.38%                                          10/10/06           198,000          195,926,775
                                                                                     =============
                                                                                     1,531,675,705
                                                                                     -------------
Chemicals - 3.0%
  BASF AG (A-1+, P-1)
    5.16%                                          08/07/06           149,600          149,471,344
    5.16%                                          08/10/06           225,000          224,709,750
                                                                                     =============
                                                                                       374,181,094
                                                                                     -------------
Life Insurance - 0.8%
  Irish Life & Permanent PLC (A+, A1)
    5.40%(c)(d)                                    08/22/06           100,000          100,000,000
                                                                                     -------------
Medical Service Plans - 0.8%
  United Health Group, Inc. (A-1, P-1)
    5.38%                                          10/27/06           104,800          103,437,425
                                                                                     -------------

                                                                        PAR
                                                    MATURITY           (000)             VALUE
                                                   ----------   ------------------   -------------
COMMERCIAL PAPER (Continued)
Security Brokers & Dealers - 1.4%
  Merrill Lynch & Co., Inc. (A-1, P-1)
    5.30%                                          08/09/06          $120,000        $ 119,858,667
  Morgan Stanley & Co., Inc. (A-1, P-1)
    5.27%                                          08/08/06            51,000           50,947,739

                                                                                     =============
                                                                                       170,806,406
                                                                                     -------------
TOTAL COMMERCIAL PAPER
  (Cost $5,577,206,599)
                                                                                     5,577,206,599
                                                                                     -------------
MASTER NOTES - 5.9%
Security Brokers & Dealers - 5.9%
  Bank of America Securities LLC (A-1+, P-1)
    5.39%(d)                                       08/01/06           166,200          166,200,000
  Citigroup Global Markets, Inc. (A-1+, P-1)
    5.38%(d)                                       08/01/06           235,000          235,000,000
  Merrill Lynch Mortgage Capital (A-1, P-1)(e)
    5.41%(d)                                       08/01/06           126,960          126,960,000
  Morgan Stanley Mortgage Capital, Inc.
    (A-1, P-1)(e)
    5.48%(d)                                       08/01/06            55,400           55,400,000
    5.48%(d)                                       08/01/06           141,350          141,350,000

                                                                                     =============
TOTAL MASTER NOTES
  (Cost $724,910,000)
                                                                                       724,910,000
                                                                                     -------------
VARIABLE RATE OBLIGATIONS - 26.2%
Asset Backed Securities - 3.9%
  Cullinan Finance Corp. (AAA, Aaa)
    5.34%(d)                                       08/25/06            57,000           56,989,613
  Racers XL (A-1, P-1)
    5.21%(c)(d)                                    08/21/06           224,600          224,600,000
    5.42%(c)(d)                                    08/22/06           129,400          129,400,007
  Wachovia Asset Securitization, Inc. Series
    04-HM1, Class A (AAA, Aaa)
    5.38%(c)(d)                                    08/25/06            32,864           32,864,110
  Wachovia Asset Securitization, Inc. Series
    04-HM2, Class A (AAA, Aaa)
    5.38%(c)(d)                                    08/25/06            42,507           42,506,554
                                                                                     =============
                                                                                       486,360,284
                                                                                     -------------
Banks - 4.8%
  Barclays Bank PLC (A-1+, P-1)
    5.29%(d)                                       08/07/06           125,000          124,982,926
  Dewberry IV LLP (Mercantile Safe Deposit LOC)
    (AA-)(e)
    5.45%(d)                                       08/07/06            16,000           16,000,000
  Gables of Germantown (Marshall & Illsely Bank
    LOC) (A-1, P-1)(e)
    5.48%(d)                                       08/07/06            15,000           15,000,000
  Green Knight Economic Development Series 2004
    (Fulton Bank LOC) (A-1)(e)
    5.55%(d)                                       08/07/06             2,485            2,485,000
  HBOS Treasury Services PLC (A-1+, P-1)
    5.40%(d)                                       08/01/06            45,000           45,008,991
    5.53%(c)(d)                                    09/25/06           150,000          150,000,000
  Laurel Grocery Co. LLC (US Bank N.A. LOC)
    (A-1, P-1)(e)
    5.40%(d)                                       08/07/06             1,425            1,425,000
  Madison Hotel Investors LLC (Marshall & Ilsley
    Bank LOC) (A-1, P-1)(e)
    5.40%(d)                                       08/07/06            34,000           34,000,000
    5.40%(d)                                       08/07/06            14,900           14,900,000
  MB&B Holdings LLC (Marshall & Ilsley Bank LOC)
    (A-1, P-1)
    5.48%(d)                                       08/03/06             6,700            6,700,000
    5.48%(d)                                       08/03/06             3,635            3,635,000

                           BLACKROCK LIQUIDITY FUNDS
                            SCHEDULE OF INVESTMENTS
                              TEMPCASH (CONTINUED)

JULY 31, 2006 (UNAUDITED)

                                                                           PAR
                                                       MATURITY           (000)            VALUE
                                                      ----------   ------------------   -----------
VARIABLE RATE OBLIGATIONS (Continued)
Banks (continued)
  North Square Associates LLP (Marshall & Ilsley
    Bank LOC) (A-1, P-1)(e)
    5.48%(d)                                          08/07/06          $ 14,390        $14,390,000
  Oxford Capital Enterprise LLC (National City Bank
    of Cleveland LOC) (A-1, P-1)(e)
    5.40%(d)                                          08/07/06             3,925          3,925,000
  Paca-Pratt Associates, Inc. (M&T Bank N.A. LOC)
    (A-1)(e)
    5.45%(d)                                          08/07/06            16,000         16,000,000
  Park Street Properties I LLC (U.S. Bank LOC)
    (Aa1)(e)
    5.40%(d)                                          08/02/06             9,550          9,550,000
  Park Village (Bank One N.A. LOC) (A-1+, P-1)(e)
    5.50%(d)                                          08/03/06             6,810          6,810,000
  Prospect Aggregates, Inc. (Fulton Bank LOC)
    (A-1)(e)
    5.49%(d)                                          08/02/06             8,710          8,710,000
  Shipley Group LP (Fulton Bank LOC) (VMIG-1)(e)
    5.49%(d)                                          08/07/06            15,935         15,935,000
  Tom Gill LLC (U.S. Bank N.A. LOC) (A-1, P-1)(e)
    5.42%(d)                                          08/07/06             1,530          1,530,000
  Westpac Banking Corp. (AA-, Aa3)(e)
    5.34%(d)                                          09/11/06           108,250        108,250,000
                                                                                        ===========
                                                                                        599,236,917
                                                                                        -----------
Life Insurance - 5.7%
  Allstate Life Global Funding II (AA, Aa2)
    5.43%(c)(d)                                       08/16/06           100,000        100,000,000
    5.41%(c)(d)                                       08/28/06            40,000         40,000,000
  MetLife Global Funding I (AA, Aa2)
    5.50%(c)(d)                                       08/28/06            40,000         40,000,000
  Monumental Life Insurance Co. (A-1+, P-1)
    5.36%(d)(f)                                       09/01/06           200,000        200,000,000
  New York Life Insurance Co. (A-1+, P-1)
    5.40%(d)(f)                                       09/13/06           300,000        300,000,000
  Transamerica Occidental Life Insurance Co.
    (A-1+, P-1)
    5.37%(d)(f)                                       09/01/06            26,000         26,000,000
                                                                                        ===========
                                                                                        706,000,000
                                                                                        -----------
Municipal Bonds - 1.7%
  American National Fish & Wildlife Museum of
    Missouri RB Series 2004B DN (Commerce Bank
    N.A. LOC) (A-1)(e)
    5.50%(d)                                          08/07/06               200            200,000
  Bergen County New Jersey Import Authority
    (Encap Golf Holdings LLC) RB Series 2005D DN
    (Wachovia Bank N.A. LOC) (VMIG-1)
    5.40%(d)                                          08/07/06            14,230         14,230,000
  Covington Kentucky Industrial Building RB Series
    2005A DN (U.S. Bank LOC) (A-1, P-1)(e)
    5.40%(d)                                          08/07/06             9,120          9,120,000
  Massachusetts State Housing Finance Agency RB
    (Avalon Flanders Project) Series 2004A DN
    (Morgan Guaranty Trust LOC) (A-1+)(e)
    5.32%(d)                                          08/07/06            21,480         21,480,000
  Mayfield Cornerstone LLC Series 2005A DN
    (Huntington National Bank LOC) (A-1, P-1)
    5.50%(d)                                          08/07/06             3,475          3,475,000
  Mayfield Cornerstone LLC Series 2005B DN
    (Huntington National Bank LOC) (A-1, P-1)(e)
    5.50%(d)                                          08/07/06             1,045          1,045,000
  Mayfield Spine Center DN (Huntington National
    Bank LOC) (A-1, P-1)(e)
    5.50%(d)                                          08/07/06             2,800          2,800,000

                                                                           PAR
                                                       MATURITY           (000)            VALUE
                                                      ----------   ------------------   -----------
VARIABLE RATE OBLIGATIONS (Continued)
Municipal Bonds (continued)
  Mayfield Spine Center Series 2005B DN
    (Huntington National Bank LOC) (A-1, P-1)(e)
    5.50%(d)                                          08/07/06          $  1,315        $ 1,315,000
  New York State Dormitory Authority RB (Taxable
    Project) Series 2005A DN (A-1+, F-1+)
    5.32%(d)                                          08/07/06            14,335         14,335,000
  New York State Housing Finance Agency RB
    Series 2003B DN Pitab LOC (VMIG-1)(e)
    5.33%(d)                                          08/07/06            22,900         22,900,000
  Santa Rosa California RB Series 2004 DN (Bank
    One N.A. LOC) (A-1+, F1+)(e)
    5.32%(d)                                          08/03/06            43,400         43,400,000
  Savannah College Georgia RB (Art & Design
    Project) Series 2004 DN (A-1+)(e)
    5.40%(d)                                          08/03/06             7,200          7,200,000
  SDB Capital LLC (Marshall & Ilsley Bank N.A.
    LOC) (A-1, P-1)(e)
    5.40%(d)                                          08/07/06            20,000         20,000,000
  Texas GO Series 2004D DN (Dexia Credit Local
    SBPA) (A-1+, VMIG-1)(e)
    5.31%(d)                                          08/02/06             2,635          2,635,000
  Texas GO Series 2004E DN (Dexia Credit Local
    SBPA) (A-1+, VMIG-1)(e)
    5.31%(d)                                          08/02/06             9,300          9,300,000
  Texas GO Series 2005I-C MB (Depfa Bank PLC)
    (A-1+, VMIG-1)(e)
    5.31%(d)                                          08/02/06            14,500         14,500,000
    5.31%(d)                                          08/02/06             5,270          5,270,000
  Utah Telecommunication Open RB (Infrastructure
    Agency Project) Series 2004 DN (Bank of
    America LOC) (A-1+)(e)
    5.37%(d)                                          08/07/06             8,000          8,000,000
                                                                                        ===========
                                                                                        201,205,000
                                                                                        -----------
Security Brokers & Dealers - 7.1%
  Bear Stearns & Co., Inc. (A-1, P-1)
    5.30%(d)                                          08/07/06            25,000         25,000,000
    5.44%(d)                                          08/28/06            64,000         64,000,000
  Goldman Sachs Group, Inc. (A-1, P-1)
    5.17%(c)(d)                                       08/08/06           212,010        212,010,000
  Greenwich Capital Holdings, Inc. (A-1+, P-1)
    5.36%(d)                                          08/30/06            40,000         40,000,000
  Lehman Brothers Holdings, Inc. (A-1, P-1)
    5.36%(d)                                          08/01/06            29,000         29,000,000
  Merrill Lynch & Co., Inc. (A+, Aa3)
    5.60%(d)                                          08/11/06           205,000        205,043,711
    5.18%(d)                                          08/29/06            52,000         52,000,000
    5.55%(d)                                          10/19/06            20,000         20,003,544
  Morgan Stanley & Co., Inc. (A-1, P-1)
    5.36%(d)                                          08/01/06            31,700         31,700,000
    5.40%(d)                                          08/15/06           200,000        200,021,999

                                                                                        ===========
                                                                                        878,779,254
                                                                                        -----------

                           BLACKROCK LIQUIDITY FUNDS
                            SCHEDULE OF INVESTMENTS
                              TEMPCASH (CONCLUDED)

JULY 31, 2006 (UNAUDITED)

                                                                          PAR
                                                         MATURITY        (000)            VALUE
                                                        ----------   ------------    ---------------
VARIABLE RATE OBLIGATIONS (Continued)
Short-Term Business Credit Institutions - 3.0%
  General Electric Capital Corp. (AAA, Aaa)
             5.47%(d)                                   08/09/06     $ 116,000       $   116,009,110
             5.47%(d)                                   08/17/06       163,760           163,809,021
             5.35%(d)                                   08/17/07        83,000            83,000,000
                                                                                     ===============
                                                                                         362,818,131
                                                                                     ---------------
TOTAL VARIABLE RATE OBLIGATIONS
  (Cost $3,234,399,586)                                                                3,234,399,586
                                                                                     ---------------
TIME DEPOSITS - 8.2%
  Societe Generale (A-1, P-1)
             5.35%
                  (Cost
$    1,010,000,000)                                     08/08/06     1,010,000         1,010,000,000
                                                                                     ---------------
REPURCHASE AGREEMENTS - 1.6%
Deutsche Bank Securities, Inc.
             5.27%                                      08/08/06       200,000           200,000,000
  (Agreement dated 07/20/06 to be repurchased at
    $200,556,278, collateralized by $886,019,471
    Federal National Mortgage Assoc. Bonds and
    Variable Rate Notes 4.86% to 5.95% due
    09/01/34 to 06/01/36. The Value of the collateral
    is $206,000,000.)
Morgan Stanley & Co., Inc.
             5.27%                                      08/01/06         2,105             2,105,000
  (Agreement dated 07/31/06 to be repurchased at
    $2,105,308, collateralized by $2,210,000 Federal
    National Mortgage Assoc. Bonds and Discount
    Notes 08/15/06 to 10/16/06. The value of the
    collateral is $2,186,373.)

                                                                                     ===============
TOTAL REPURCHASE AGREEMENTS
  (Cost $202,105,000)                                                                    202,105,000
                                                                                     ---------------
TOTAL INVESTMENTS IN SECURITIES -  100.7%
  (Cost $12,447,141,543(a))                                                           12,447,141,543
LIABILITIES IN EXCESS OF OTHER
  ASSETS -  (0.7)%                                                                       (82,169,487)
                                                                                     ---------------
NET ASSETS -  100.0%                                                                 $12,364,972,056
                                                                                     ===============

-------------------

(a)  Aggregate cost for federal income tax purposes.
(b)  Security is a foreign domiciled issuer which is registered with the
     Securities and Exchange Commission.
(c)  Security exempt from registration under Rule 144A of the Securities Act of
     1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors. As of July 31,
     2006, the Fund held 18.03% of its net assets, with a current market value of $2,229,772,865, in securities restricted as to resale.
(d)  Rates shown are the rates as of July 31, 2006 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.
(e)  Ratings reflect those of guarantor.
(f)  Illiquid Security. As of July 31, 2006, the Fund held 3.9% of its net assets, with a current market value of $526,000,000 in these securities.

                           BLACKROCK LIQUIDITY FUNDS
                            SCHEDULE OF INVESTMENTS
                                    FEDFUND

JULY 31, 2006 (UNAUDITED)

                                                                                    PAR
                                                                MATURITY           (000)             VALUE
                                                               ----------   ------------------   -------------
AGENCY OBLIGATIONS - 33.8%
Federal Farm Credit Bank Variable Rate Notes - 11.6%
               5.26%(b)                                        09/01/06          $ 85,000        $  84,962,498
               5.23%(b)                                        08/01/06           105,000          104,978,115
               5.26%(b)                                        08/01/06            95,000           94,996,478
               5.30%(b)                                        08/01/06            40,000           40,000,015
               5.29%(b)                                        08/14/06            80,000           80,005,304
                                                                                                 =============
                                                                                                   404,942,410
                                                                                                 -------------
Federal Home Loan Bank Bonds - 0.2%
               2.10%                                           10/13/06             7,415            7,381,083
                                                                                                 -------------
Federal Home Loan Bank Discount Notes - 0.3%
               5.15%(c)                                        08/02/06             3,800            3,799,456
               5.24%(c)                                        09/20/06             7,000            6,949,056
                                                                                                 =============
                                                                                                    10,748,512
                                                                                                 -------------
Federal Home Loan Bank Variable Rate Notes - 7.2%
               5.04%(b)                                        08/02/06           100,000           99,999,851
               5.28%(b)                                        08/21/06           150,000          149,995,105
                                                                                                 =============
                                                                                                   249,994,956
                                                                                                 -------------
Federal Home Loan Mortgage Corp. Discount Notes - 3.9%
               4.23%(c)                                        09/27/06            20,000           19,866,050
               4.48%(c)                                        12/01/06            33,500           32,990,828
               4.50%(c)                                        01/09/07            35,000           34,295,625
               4.58%(c)                                        01/19/07            47,500           46,466,637
                                                                                                 =============
                                                                                                   133,619,140
                                                                                                 -------------
Federal Home Loan Mortgage Corporation Variable Rate Notes - 4.3%
               5.25%(b)                                        09/18/06           150,000          149,924,917
                                                                                                 -------------
Federal National Mortgage Assoc. Discount Notes - 2.0%
               4.62%(c)                                        08/01/06            50,000           50,000,000
               4.56%(c)                                        10/02/06            20,000           19,842,933
                                                                                                 =============
                                                                                                    69,842,933
                                                                                                 -------------
Federal National Mortgage Assoc. Variable Rate Notes - 4.3%
               5.22%(b)                                        08/07/06            50,000           49,996,232
               5.33%(b)                                        09/28/06           100,000           99,926,807
                                                                                                 =============
                                                                                                   149,923,039
                                                                                                 -------------
TOTAL AGENCY OBLIGATIONS
  (Cost $1,176,376,990)                                                                          1,176,376,990
                                                                                                 -------------
REPURCHASE AGREEMENTS - 66.3%
Deutsche Bank Securities, Inc.
               5.20%                                           08/08/06           150,000          150,000,000
  (Agreement dated 06/08/06 to be repurchased at
    $151,321,667, collateralized by $208,995,175
    Federal Home Loan Mortgage Corp. Adjustable
    Rate Mortgage Notes and Bonds, Federal
    National Mortgage Assoc. Bonds and Variable
    Rate Notes and Government National Mortgage
    Assoc. Bonds 3.89% to 7.00% due 12/01/12 to
    07/01/36. The value of the collateral is
    $154,500,000.)

                                                                                    PAR
                                                                MATURITY           (000)             VALUE
                                                               ----------   ------------------   -------------
REPURCHASE AGREEMENTS (Continued)
Deutsche Bank Securities, Inc.
               5.26%                                           08/08/06          $150,000        $ 150,000,000
  (Agreement dated 07/26/06 to be repurchased at
    $150,284,917, collateralized by $208,995,175
    Federal Home Loan Mortgage Corp. Adjustable
    Rate Mortgage Notes and Bonds, Federal
    National Mortgage Assoc. Bonds and Variable
    Rate Notes and Government National Mortgage
    Assoc. Bonds 3.89% to 7.00% due 12/01/12 to
    07/01/36. The value of the collateral is
    $154,500,000.)
Deutsche Bank Securities, Inc.
               5.27%                                           08/08/06           200,000          200,000,000
  (Agreement dated 07/20/06 to be repurchased at
    $200,556,278, collateralized by $278,660,233
    Federal Home Loan Mortgage Corp. Adjustable
    Rate Mortgage Notes and Bonds, Federal
    National Mortgage Assoc. Bonds and Variable
    Rate Notes and Government National Mortgage
    Assoc. Bonds 3.89% to 7.00% due 12/01/12 to
    07/01/36. The value of the collateral is
    $206,000,000.)
Goldman Sachs & Co.
               5.37%                                           09/20/06           100,000          100,000,000
  (Agreement dated 07/07/06 to be repurchased at
    $101,118,750, collateralized by $92,193,992
    Federal Home Loan Mortgage Corp. Adjustable
    Rate Mortgage Notes 6.00% due 01/15/29 to
    03/15/35. The value of the collateral is
    $103,000,000.)
Greenwich Capital Markets, Inc.
               5.40%                                           09/29/06           100,000          100,000,000
  (Agreement dated 07/07/06 to be repurchased at
    $101,260,000, collateralized by $284,193,715
    Federal National Mortgage Assoc. Strips 0.00%
    due 09/01/23 to 12/01/34. The value of the
    collateral is $103,002,605.)
Merrill Lynch Government Securities, Inc.
               5.24%                                           08/01/06           216,362          216,362,000
  (Agreement dated 07/31/06 to be repurchased at
    $216,393,493, collateralized by $226,755,000
    Federal Home Loan Mortgage Corp. Gold and
    U.S. Treasury Notes 4.50% to 5.25% due
    11/15/15 to 06/15/20. The value of the collateral
    is $220,721,110.)
Merrill Lynch Government Securities, Inc.
               5.29%                                           08/03/06           200,000          200,000,000
  (Agreement dated 06/30/06 to be repurchased at
    $200,999,222, collateralized by $268,262,022
    Federal Home Loan Mortgage Corp. Adjustable
    Rate Mortgage Notes and Bonds and Federal
    National Mortgage Assoc. Bonds and Variable
    Rate Mortgage Notes 4.50% to 6.50% due
    10/25/11 to 11/15/35. The value of the collateral
    is $206,000,101.34.)

                           BLACKROCK LIQUIDITY FUNDS
                            SCHEDULE OF INVESTMENTS
                              FEDFUND (CONCLUDED)

JULY 31, 2006 (UNAUDITED)

                                                                    PAR
                                                    MATURITY       (000)          VALUE
                                                   ----------   -----------   ----------------
REPURCHASE AGREEMENTS (Continued)
Morgan Stanley & Co., Inc.
               5.26%                               08/01/06     $200,000      $ 200,000,000
  (Agreement dated 07/31/06 to be repurchased at
    $200,029,222, collateralized by $211,040,000
    Federal National Mortgage Assoc. Discount
    Notes due 09/06/06 to 06/29/07. The value of
    the collateral is $206,001,559.)
Morgan Stanley & Co., Inc.
               5.27%                               08/01/06      400,000        400,000,000
  (Agreement dated 07/31/06 to be repurchased at
    $400,058,556, collateralized by $422,080,000
    Federal National Mortgage Assoc. Discount
    Notes due 09/06/06 to 06/29/07. The value of
    the collateral is $412,003,117.)
PNC Bank, N.A.
               5.01%                               08/01/06       94,000         94,000,000
  (Agreement dated 07/31/06 to be repurchased at
    $94,013,088, collateralized by $133,177,144
    Federal National Mortgage Assoc. Bonds 5.00%
    due 07/01/20. The value of the collateral is
    $129,556,391.)
UBS Securities LLC
               5.29%                               08/08/06      500,000        500,000,000
  (Agreement dated 07/03/06 to be repurchased at
    $502,645,000, collateralized by $715,375,000
    Federal Home Loan Mortgage Corp. Strips and
    Federal National Mortgage Association Strips
    0.00% due 11/01/35 to 08/15/36. The value of
    the collateral is $515,000,279.)
                                                                              =============
TOTAL REPURCHASE AGREEMENTS
  (Cost $2,310,362,000)                                                       2,310,362,000
                                                                              -------------

TOTAL INVESTMENTS IN SECURITIES -  100.1%
  (Cost $3,486,738,990(a))                                                    3,486,738,990
LIABILITIES IN EXCESS OF OTHER
  ASSETS -  (0.1)%                                                               (2,291,481)
                                                                             --------------
NET ASSETS -  100.0%                                                         $3,484,447,509
                                                                             ==============

-------------------

(a)  Aggregate cost for federal income tax purposes.
(b)  Rates shown are the rates as of July 31, 2006 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.
(c)  The rate shown is the effective yield on the discount notes at the time of purchase.

                           BLACKROCK LIQUIDITY FUNDS
                            SCHEDULE OF INVESTMENTS
                                     T-FUND

JULY 31, 2006 (UNAUDITED)

                                                                             PAR
                                                         MATURITY           (000)             VALUE
                                                        ----------   ------------------   -------------
REPURCHASE AGREEMENTS - 100.3%
Deutsche Bank Securities, Inc.
    5.23%                                               08/01/06          $700,000        $ 700,000,000
  (Agreement dated 07/31/06 to be repurchased at
    $700,101,694, collateralized by $1,408,657,232
    U.S. Treasury Inflation Indexed Securities and
    U.S. Treasury Strips and Strip Principals 0.00%
    to 7.50% due 01/15/08 to 05/15/30. The value of
    the collateral is $714,000,000.)
Deutsche Bank Securities, Inc.
    5.17%                                               08/08/06           500,000          500,000,000
  (Agreement dated 07/03/06 to be repurchased at
    $502,585,000, collateralized by $1,006,183,738
    U.S. Treasury Inflation Indexed Securities and
    U.S. Treasury Strips and Strip Principals 0.00%
    to 7.50% due 01/15/08 to 05/15/30. The value of
    the collateral is $510,000,000.)
Greenwich Capital Markets, Inc.
    5.23%                                               08/01/06           500,000          500,000,000
  (Agreement dated 07/31/06 to be repurchased at
    $500,072,639, collateralized by $848,505,253
    U.S. Treasury Inflation Indexed Securities and
    U.S. Treasury Strips and Strip Principals 0.00%
    to 11.75% due 11/15/06 to 04/15/32. The value
    of the collateral is $510,001,862.)
J.P. Morgan Securities, Inc.
    5.22%                                               08/01/06           700,000          700,000,000
  (Agreement dated 07/31/06 to be repurchased at
    $700,101,500, collateralized by $656,233,000
    U.S. Treasury Bonds and Notes 3.38% to 12.50%
    due 02/28/07 to 08/15/19. The value of the
    collateral is $714,003,427.)
Merrill Lynch Government Securities, Inc.
    5.22%                                               08/01/06           500,000          500,000,000
  (Agreement dated 07/31/06 to be repurchased at
    $500,072,500, collateralized by $514,012,000
    U.S. Treasury Bonds and Notes 4.50% to 5.38%
    due 02/15/16 to 02/15/31. The value of the
    collateral is $510,001,782.)
Merrill Lynch Government Securities, Inc.
    5.24%                                               08/01/06           500,000          500,000,000
  (Agreement dated 07/31/06 to be repurchased at
    $500,072,778, collateralized by $481,470,000
    U.S. Treasury Bonds 5.38% due 02/15/31. The
    value of the collateral is $510,000,884.)
Morgan Stanley & Co., Inc.
    5.23%                                               08/01/06           614,655          614,655,000
  (Agreement dated 07/31/06 to be repurchased at
    $614,744,296, collateralized by $655,164,573
    U.S. Treasury Notes 3.63% to 5.00% due
    04/30/11 to 02/15/14. The value of the collateral
    is $627,507,888.)
Morgan Stanley & Co., Inc.
    5.24%                                               08/01/06           198,000          198,000,000
  (Agreement dated 07/31/06 to be repurchased at
    $198,028,820, collateralized by $211,049,427
    U.S. Treasury Notes 3.63% to 5.00% due
    04/30/11 to 02/15/14. The value of the collateral
    is $202,140,326.)
UBS Securities LLC
    5.22%                                               08/01/06           200,000          200,000,000
  (Agreement dated 07/31/06 to be repurchased at
    $200,029,000, collateralized by $206,055,000
    U.S. Treasury Notes 3.13% due 01/31/07. The

                                                                             PAR
                                                         MATURITY           (000)             VALUE
    value of the collateral is $204,002,693.)           ----------   ------------------   -------------
REPURCHASE AGREEMENTS (Continued)
UBS Securities LLC
    5.18%                                               08/08/06          $800,000        $ 800,000,000
  (Agreement dated 07/03/06 to be repurchased at
    $804,144,000, collateralized by $846,010,000
    U.S. Treasury Notes 3.13% to 5.00% due
    01/31/07 to 05/15/15. The value of the collateral
    is $816,003,379.)
                                                                                          =============
TOTAL REPURCHASE AGREEMENTS
  (Cost $5,212,655,000)                                                                   5,212,655,000
                                                                                          -------------

TOTAL INVESTMENTS IN SECURITIES -  100.3%
  (Cost $5,212,655,000(a))                                                                5,212,655,000
LIABILITIES IN EXCESS OF OTHER
  ASSETS -  (0.3)%                                                                          (16,079,014)
                                                                                          -------------
NET ASSETS -  100.0%                                                                     $5,196,575,986
                                                                                         ==============

-------------------

(a)  Aggregate cost for federal income tax purposes.

                           BLACKROCK LIQUIDITY FUNDS
                            SCHEDULE OF INVESTMENTS
                               FEDERAL TRUST FUND

JULY 31, 2006 (UNAUDITED)

                                      PAR
                       MATURITY      (000)          VALUE
                      ----------   ---------    ------------
AGENCY OBLIGATIONS - 100.1%
Federal Farm Credit Bank Discount Notes - 1.7%
      4.51%(b)        12/20/06     $2,000       $  1,964,671
                                                ------------
Federal Farm Credit Bank Variable Rate Notes - 49.8%
      5.26%(c)        09/01/06     15,000         14,993,382
      5.23%(c)        08/01/06     20,000         19,995,793
      5.25%(c)        08/01/06     10,000          9,999,003
      5.26%(c)        08/01/06      4,250          4,249,923
      5.30%(c)        08/01/06     10,000         10,000,004
                                                ============
                                                  59,238,105
                                                ------------
Federal Home Loan Bank Bonds - 0.8%
      2.10%           10/13/06      1,000            995,426
                                                ------------
Federal Home Loan Bank Discount Notes - 43.6%
      5.05%(b)        08/01/06     12,303         12,303,000
      5.15%(b)        08/02/06      2,150          2,149,692
      5.18%(b)        08/02/06      5,000          4,999,281
      5.19%(b)        08/02/06      6,300          6,299,092
      5.20%(b)        08/02/06      1,882          1,881,728
      5.15%(b)        08/04/06      2,900          2,898,755
      5.18%(b)        08/04/06      3,146          3,144,642
      5.15%(b)        08/08/06      2,203          2,200,794
      5.15%(b)        08/09/06      1,233          1,231,589
      5.19%(b)        08/09/06      4,353          4,347,980
      5.20%(b)        08/09/06        500            499,422
      5.22%(b)        08/09/06      5,000          4,994,200
      5.28%(b)        09/15/06      1,840          1,827,856
      5.24%(b)        09/20/06      1,876          1,862,347
      5.27%(b)        09/20/06      1,240          1,230,924
                                                ------------
                                                  51,871,302
                                                ============
Federal Home Loan Bank Variable Rate Notes - 4.2%
      5.28%(c)        08/21/06      5,000          4,999,837
                                                ------------
TOTAL AGENCY OBLIGATIONS
  (Cost $119,069,341)                            119,069,341
                                                ------------
TOTAL INVESTMENTS IN SECURITIES -  100.1%
  (Cost $119,069,341(a))                         119,069,341
LIABILITIES IN EXCESS OF OTHER
  ASSETS -  (0.1)%                                  (110,042)
                                                ------------
NET ASSETS -  100.0%                            $118,959,299
                                                ============

-------------------

(a)  Aggregate cost for federal income tax purposes.
(b)  The rate shown is the effective yield on the discount notes at the time of purchase.
(c)  Rates shown are the rates as of July 31, 2006 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.

                           BLACKROCK LIQUIDITY FUNDS
                            SCHEDULE OF INVESTMENTS
                              TREASURY TRUST FUND

JULY 31, 2006 (UNAUDITED)

                                  PAR
                  MATURITY       (000)         VALUE
                 ----------   ----------  --------------
U.S. TREASURY OBLIGATIONS - 106.3%
U.S. Treasury Bills - 106.3%
    4.68%        08/03/06     $11,000     $   10,997,140
    4.70%        08/03/06       3,515          3,514,082
    4.74%        08/03/06     132,957        132,922,025
    4.80%        08/03/06      75,299         75,278,941
    4.77%        08/10/06     115,500        115,362,382
    4.80%        08/10/06     107,295        107,166,219
    4.70%        08/17/06      50,000         49,895,556
    4.71%        08/17/06      50,000         49,895,333
    4.86%        08/17/06     200,000        199,568,445
    4.72%        08/24/06      75,000         74,774,073
    4.90%        08/24/06      90,000         89,718,193
    4.92%        08/24/06      14,804         14,757,466
    4.83%        09/07/06      41,220         41,015,377
    4.82%        09/21/06      50,000         49,658,583
    4.95%        10/05/06      99,999         99,105,981
    4.92%        10/12/06      73,642         72,917,731
    4.98%        10/26/06      63,448         62,692,801
    4.97%        11/02/06      75,000         74,057,581
                                           =============
                                           1,323,297,909
                                           -------------

TOTAL INVESTMENTS IN SECURITIES -  106.3%
  (Cost $1,323,297,909(a))                 1,323,297,909
LIABILITIES IN EXCESS OF OTHER
  ASSETS -  (6.3)%                           (79,000,164)
                                          --------------
NET ASSETS -  100.0%                      $1,244,297,745
                                          ==============

-------------------

(a)  Aggregate cost for federal income tax purposes.

                           BLACKROCK LIQUIDITY FUNDS
                            SCHEDULE OF INVESTMENTS
                                    MUNIFUND

JULY 31, 2006 (UNAUDITED)

                                                                           PAR
                                                       MATURITY           (000)            VALUE
                                                      ----------   ------------------   -----------
MUNICIPAL BONDS - 99.4%
Alabama - 1.8%
  Cullman Medical Park RB (South Medical Clinic
    Board Project) (Merrill Lynch P-Float Trust
    Receipts) Series 2005-121 DN (Lloyds Bank
    LOC) (VMIG-1)
    3.70%(b)(c)                                       08/07/06          $10,800         $10,800,000
  Jefferson County GO Warrants Series 2001B DN
    (Morgan Guaranty Trust , Bayerische
    Landesbank Girozentrale SBPA) (A-1+, VMIG-1)
    3.64%(c)                                          08/01/06           33,900          33,900,000
  Jefferson County Sewer RB Series 1985 DN (XL
    Capital Assurance Inc. ) (A-1+, VMIG-1)
    3.65%(c)                                          08/07/06            3,150           3,150,000
                                                                                        ===========
                                                                                         47,850,000
                                                                                        -----------
Alaska - 2.2%
  Matanuska-Susitna Borough RB (Wachovia
    Merlots Trust Receipts) Series 2001A-114 DN
    (FGIC Insurance, Wachovia Bank N.A. SBPA)
    (A-1)
    3.69%(b)(c)                                       08/07/06            3,135           3,135,000
  Valdez Alaska Marine Terminal RB (Exxon Mobil
    Co. Project) Series 1993A DN (A-1+, VMIG-1)
    3.57%(c)                                          08/01/06           19,850          19,850,000
  Valdez Marine Terminal RB (Exxon Pipeline Co.
    Project) Series 1993B DN (A-1+, VMIG-1)
    3.57%(c)                                          08/01/06           34,100          34,100,000
                                                                                        ===========
                                                                                         57,085,000
                                                                                        -----------
Arizona - 0.3%
  Pima County IDRB (El Dorado Hospital Project)
    Series 2004 DN (Branch Banking & Trust Co.
    LOC) (VMIG-1)
    3.68%(c)                                          08/07/06            5,400           5,400,000
  Tempe Transportation Excise Tax RB Series 2006
    DN (A-1+, VMIG-1)
    3.67%(c)                                          08/07/06            2,500           2,500,000
                                                                                        ===========
                                                                                          7,900,000
                                                                                        -----------
Arkansas - 0.6%
  Arkansas Housing Finance Authority RB (Baptist
    Health Project) Series 1995 DN (MBIA
    Insurance) (A-1+)
    3.69%(c)                                          08/07/06           15,400          15,400,000
                                                                                        -----------
California - 3.2%
  California Department of Water Resource Power
    Supply RB Series 2002C-4 DN (Morgan
    Guaranty Trust LOC) (A-1+, VMIG-1)
    3.60%(c)                                          08/07/06           15,200          15,200,000
  California Economic Recovery RB Series 2004C-10
    DN (Banque Nationale de Paribas LOC)
    (A-1+, VMIG-1)
    3.60%(c)                                          08/07/06            2,400           2,400,000
  California Statewide Communities Development
    Authority Multi-Family RB (Merrill Lynch
    P-Float Trust Receipts) Series 2000 PT-1268 DN
    (Merrill Lynch & Co. Guaranty, Morgan Stanley
    Dean Witter Liquidity Facility)) (A-1+)
    3.70%(b)(c)                                       08/07/06            3,735           3,735,000
  Coast Community College District Putter Series
    1417 DN (FSA Insurance) (A-1+)
    3.70%(b)(c)                                       08/03/06            3,005           3,005,000
  Golden State TOB Securitization RB Series
    2006Z-4 DN (FSA Insurance) (F-1+)
    3.70%(b)(c)                                       08/07/06            5,040           5,040,000

                                                                           PAR
                                                       MATURITY           (000)            VALUE
                                                      ----------   ------------------   -----------
MUNICIPAL BONDS (Continued)
California (continued)
  Golden State TOB Securitization RB Series
    2006Z-5 DN (AMBAC Insurance) (F-1+)
    3.70%(b)(c)                                       08/07/06          $ 2,435         $ 2,435,000
  Los Angeles Unified School District GO (ABN
    AMRO Munitops Trust Receipts) Series 2005-36
    MB (Kredietbank LOC) (F-1+, AAA)
    3.54%(b)(c)                                       10/02/06           12,995          12,995,000
  Puttable Floating Option Tax-Exempt Receipts RB
    Series 2005A PZP-005 DN (Multiple Insurers,
    Merrill Lynch & Co. Inc. SBPA) (AAA, F-1+)
    3.74%(b)(c)                                       08/07/06           13,310          13,310,000
  Puttable Floating Option Tax-Exempt Receipts RB
    Series 2005A PZP-006 DN (Multiple Insurers,
    Merrill Lynch & Co. SBPA) (AAA, F-1+)
    3.72%(b)(c)                                       08/07/06            7,305           7,305,000
  San Diego Public Facilities Financing Authority
    Lease RB (Merrill Lynch P-Float Trust Receipts)
    Series 2002 PPT-1002C DN (Kredietbank LOC)
    (A-1)
    3.69%(b)(c)                                       08/07/06           19,755          19,755,000
                                                                                        ===========
                                                                                         85,180,000
                                                                                        -----------
Colorado - 4.5%
  Alamosa County Hospital RB (San Luis Valley
    Regional Medical Center Project) Series 2005
    DN (U.S. Bank N.A. LOC) (A-1+)
    3.69%(c)                                          08/07/06           11,355          11,355,000
  Colorado Education Loan Program RB Series 2005
    TRAN (SP-1+, MIG-1)
    4.00%                                             08/07/06           16,500          16,503,469
  Colorado General Fund RB Series 2006 RAN
    (SP-1+)
    4.50%                                             06/27/07           30,000          30,193,272
  Colorado Health Facilities Authority RB (Liberty
    Heights Retirement Project) Series 2005 PZ-82
    DN (Merrill Lynch & Co. Guaranty) (A-1+)
    3.71%(b)(c)                                       08/07/06           27,525          27,525,000
  Colorado Health Facilities Authority RB (Total
    Long-Term Care Project) Series 2002 DN (U.S.
    Bank N.A. LOC) (A-1+)
    3.64%(c)                                          08/07/06            4,160           4,160,000
  Colorado Housing & Finance Authority RB
    (Multi-Family Housing Grant Project) Series
    2006A DN (Wells Fargo Bank N.A. LOC) (A-1+)
    3.65%(c)                                          08/07/06            2,000           2,000,000
  Colorado Public Highway Authority RB (Merrill
    Lynch P-Float Trust Receipts) Series 2005
    PZ-46 DN (MBIA Insurance, Merrill Lynch & Co.
    SBPA)
    3.71%(b)(c)                                       08/07/06            6,510           6,510,000
  Colorado Springs Utilities RB (Citibank Trust
    Receipts) Series 2005R ROC-II-457 DN (Citibank
    Liquidity Facility) (VMIG-1)
    3.68%(b)(c)                                       08/07/06            7,465           7,465,000
  Denver Urban Renewal Authority Tax Increment
    RB (Merrill Lynch P-Float Trust Receipts)
    Series 2004 PT-999 DN (Lloyds Bank SBPA)
    (A-1, AA-)
    3.73%(b)(c)                                       08/07/06            9,800           9,800,000
  East Cherry Creek Valley RB (Water & Sanitation
    Project) Series 2004 DN (MBIA Insurance, Dexia
    Bank SPBA) (A-1+)
    3.55%(c)                                          08/07/06            2,550           2,550,000
                                                                                        ===========
                                                                                        118,061,741
                                                                                        -----------

                           BLACKROCK LIQUIDITY FUNDS
                            SCHEDULE OF INVESTMENTS
                              MUNIFUND (CONTINUED)

JULY 31, 2006 (UNAUDITED)

                                                                           PAR
                                                       MATURITY           (000)            VALUE
                                                      ----------   ------------------   -----------
MUNICIPAL BONDS (Continued)
Connecticut - 1.4%
  Connecticut Health & Educational Facilities
    Authority RB (Yale University Project) Series
    1999U DN (A-1+, VMIG-1)
    3.60%(c)                                          08/07/06          $37,565         $37,565,000
                                                                                        -----------
Delaware - 0.9%
  Delaware Economic Development Authority RB
    (Kentmere Nursing Care Project) Series 2006
    DN (MTB Bank LOC) (A-1)
    3.66%(c)                                          08/07/06            2,460           2,460,000
  Delaware Economic Development Authority RB
    (St. Anne's Episcopal School Project) Series
    2001 DN (Wilmington Trust Co. LOC) (A-1)
    3.75%(c)                                          08/07/06            2,000           2,000,000
  Delaware Economic Development Authority RB
    (St. Edmonds Academy Project) Series 2005 DN
    (Mercantile Safe Deposit & Trust Bank LOC)
    (VMIG-1)
    3.69%(c)                                          08/07/06           10,500          10,500,000
  New Castle County Student Housing Authority RB
    (University Courtyard Appartments Project)
    Series 2005 DN (Bank of New York LOC)
    (VMIG-1)
    3.71%(c)                                          08/07/06            5,000           5,000,000
  Sussex County IDRB (Rehoboth Mall Project)
    Series 2001A DN (M&T Bank Corp. LOC) (A-1)
    3.72%(c)                                          08/07/06            3,125           3,125,000
                                                                                        ===========
                                                                                         23,085,000
                                                                                        -----------
District of Columbia - 0.2%
  District of Columbia RB (Arts & Technology
    Academy Project) Series 2002 DN (M&T Bank
    Corp. LOC) (VMIG-1)
    3.69%                                             08/07/06            3,640           3,640,000
  District of Columbia Supplemental Student Loan
    RB (Internships & Academic Center Project)
    Series 2006 DN (Aaa, VMIG-1)
    3.68%(c)                                          08/07/06            1,700           1,700,000
                                                                                        ===========
                                                                                          5,340,000
                                                                                        -----------
Florida - 2.8%
  ABN AMRO Munitops Trust Receipts RB Series
    2006 DN (MBIA Insurance) (VMIG-1)
    3.68%(b)(c)                                       08/07/06           10,750          10,750,000
  Capital Trust Multi-Family Agency RB (P-Float
    Trust Receipts) Series 2006-MT-194 AMT DN
    (Merrill Lynch & Co. Guaranty) (AA-, F-1+)
    3.73%(b)(c)                                       08/07/06           13,675          13,675,000
  Florida Housing Finance Corp. Multi-Family RB
    (Merrill Lynch P-Float Trust Receipts) Series
    2000 PT-1234 DN (Merrill Lynch Capital
    Services SBPA) (A-1)
    3.73%(b)(c)                                       08/07/06           15,085          15,085,000
  Florida Juvenile Department RB (Wachovia Merlot
    Trust Receipts) Series 2000 DN (MBIA
    Insurance) (VMIG-1)
    3.69%(b)(c)                                       08/07/06           10,915          10,915,000
  Jacksonville Excise Tax RB (Bear Stearns
    Municipal Trust Certificates) Series 2002A-9049
    DN (AMBAC Insurance, Bear Stearns Capital
    Markets Liquidity Facility) (A-1)
    3.68%(b)(c)                                       08/07/06            8,760           8,760,000
  Leesburg Hospital RB (Villages Regional Hospital
    Project) Series 2006 DN (Radian Asset
    Assurance, Inc. Guaranty) (A-1+, VMIG-1)
    3.70%(c)                                          08/07/06           12,000          12,000,000

                                                                           PAR
                                                       MATURITY           (000)            VALUE
                                                      ----------   ------------------   -----------
MUNICIPAL BONDS (Continued)
Florida (continued)
  Pinellas County Housing Finance Authority RB
    Series 2004A DN (CDC Funding Insurance,
    Rabobank SBPA) (VMIG-1)
    3.72%(b)(c)                                       08/07/06          $ 2,425         $ 2,425,000
                                                                                        ===========
                                                                                         73,610,000
                                                                                        -----------
Georgia - 3.1%
  American Public Energy Agency Nebraska Gas
    Supply RB Series 2005A DN (Societe Generale
    LOC) (A-1+, VMIG-1)
    3.67%(c)                                          08/07/06           21,600          21,600,000
  Appling County Development Authority PCRB
    (Oglethorpe Power Corp. Project) Series 2002
    DN (MBIA Insurance, J.P. Morgan Chase Bank
    SBPA) (A-1+)
    3.69%(c)                                          08/07/06            2,415           2,415,000
  Atlanta Water & Wastewater (Citibank Eagle Trust
    Receipts) RB Series 2005 DN (FSA Insurance,
    Citibank Liquidty Facility) (A-1+)
    3.69%(b)(c)                                       08/07/06            5,000           5,000,000
  Bibb County Methodist Home Development
    Authority RB Series 2001 DN (SunTrust Bank
    LOC) (VMIG-1)
    3.64%(c)                                          08/07/06            2,940           2,940,000
  Clayton County Hospital Authority Anticipation
    Certificates RB Series 1998B DN (SunTrust
    Bank LOC) (Aa3)
    3.64%(c)                                          08/07/06            1,840           1,840,000
  Cobb County Development Authority RB (Boy
    Scouts of America Atlanta Project) Series 2001
    DN (SunTrust Bank LOC) (VMIG-1)
    3.64%(c)                                          08/07/06            3,000           3,000,000
  Cobb County Development Authority RB (Highland
    Park Associates Project) Series 1998 DN
    (SunTrust Bank LOC) (Aa2)
    3.64%(c)                                          08/07/06            2,900           2,900,000
  Dekalb County Housing Authority Multi-Family
    Housing RB (Clairmont Crest Project) Series
    1995 DN (Federal National Mortgage Assoc.
    Guaranty) (A-1+, VMIG-1)
    3.68%(c)                                          08/07/06              400             400,000
  Forsyth County Development Authority RB
    (Pinecrest Academy Inc. Project) Series 2000D
    DN (Suntrust Bank LOC) (VMIG-1)
    3.68%(c)                                          08/07/06            1,100           1,100,000
  Fulton County Development Authority RB (Epstein
    School Project) Series 1997 DN (SunTrust Bank
    LOC) (Aa3)
    3.64%(c)                                          08/07/06            1,900           1,900,000
  Fulton County Development Authority RB (Mount
    Vernon Presbyterian School Project) Series
    2005 DN (Branch Banking & Trust LOC)
    (VMIG-1)
    3.68%(c)                                          08/07/06            3,000           3,000,000
  Fulton County Development Authority RB (Trinity
    School Project) Series 2001 DN (SunTrust Bank
    LOC) (VMIG-1)
    3.64%(c)                                          08/07/06            2,000           2,000,000
  Fulton County Residential Care Facilities RB
    (Canterbury Court Project) Series 2004C DN
    (HSH Nordbank LOC) (A-1+)
    3.65%(c)                                          08/07/06            2,000           2,000,000

                           BLACKROCK LIQUIDITY FUNDS
                            SCHEDULE OF INVESTMENTS
                              MUNIFUND (CONTINUED)

JULY 31, 2006 (UNAUDITED)

                                                                             PAR
                                                         MATURITY           (000)           VALUE
                                                        ----------   ------------------   ----------
MUNICIPAL BONDS (Continued)
Georgia (continued)
  Georgia Local Government Certificates RB Series
    2002O DN (MBIA Insurance, Bank of America
    N.A. Liquidity Facility) (A-1+)
    3.72%(b)(c)                                         08/07/06          $ 2,310         $2,310,000
  Gwinnett County Hospital Authority Anticipation
    Certificates RB Series 2002 DN (SunTrust Bank
    LOC) (A-1+)
    3.64%(c)                                            08/07/06            3,000          3,000,000
  Macon-Bibb County Hospital Authority RB (The
    Medical Center of Central Georgia Project)
    Series 1998 DN (SunTrust Bank LOC) (A-1+)
    3.64%(c)                                            08/07/06            3,000          3,000,000
  Medical Center Hospital Authority RB (Spring
    Harbor at Green Island Project) Series 2004 DN
    (Bank of Scotland LOC) (F-1+)
    3.64%(c)                                            08/07/06           13,515         13,515,000
  Municipal Electric Authority (PJ One Project)
    Series 1994E DN (FSA Insurance, Dexia Bank
    SBPA) (A-1+, VMIG-1)
    3.55%(c)                                            08/07/06            9,500          9,500,000
                                                                                          ==========
                                                                                          81,420,000
                                                                                          ----------
Hawaii - 0.8%
  Hawaii GO (Citibank Eagle Trust Receipts) Series
    2002 DN (FSA Insurance) (A-1+)
    3.69%(b)(c)                                         08/07/06            3,600          3,600,000
  Hawaii Municipal Securities Trust Certificates GO
    (Bear Stearns Municipal Trust Certificates)
    Series 2002A-9051 DN (FSA Insurance) (A-1)
    3.68%(b)(c)                                         08/07/06            9,990          9,990,000
  Hawaii Pacific Health Special Purpose RB
    (Department of Budget & Finance Project)
    Series 2004B DN (Radian Asset Assurance
    Guaranty, Bank of Nova Scotia Liquidity Facility)
    (A-1+, F-1+)
    3.75%(c)                                            08/07/06            7,500          7,500,000

                                                                                          ==========
                                                                                          21,090,000
                                                                                          ----------
Illinois - 6.4%
  Boone, McHenry & Dekalb Counties GO (Merrill
    Lynch P-Float Trust Receipts) Series 2005
    PZ-50 DN (MBIA Insurance Guaranty) (F-1+)
    3.71%(b)(c)                                         08/07/06            2,730          2,730,000
  Central Lake County Action Water Agency RB
    (Wachovia Merlots Trust Receipts) Series
    2003B-18 DN (MBIA Insurance, Wachovia Bank
    N.A. Liquidity Facility) (VMIG-1)
    3.58%(b)(c)                                         08/07/06            4,965          4,965,000
  Chicago Board of Education GO (Wachovia Merlots
    Trust Receipts) Series 1999A-47 DN (FGIC
    Insurance, Wachovia Bank N.A. LOC) (A-1)
    3.58%(b)(c)                                         08/07/06            3,090          3,090,000
  Chicago Board of Education GO Series 2005 PZ-60
    DN (FGIC Insurance, Merrill Lynch & Co. SBPA)
    (F-1+)
    3.71%(b)(c)                                         08/07/06            3,045          3,045,000
  Chicago Board of Education Municipal Securities
    Trust Certificates RB (Bear Stearns Trust
    Receipts) Series 2001 DN (FSA Insurance, Bear
    Stearns Capital Markets Liquidity Facility) (A-1)
    3.68%(b)(c)                                         08/07/06            4,695          4,695,000
  Chicago GO (Wachovia Merlots Trust Receipts)
    Series 2000W DN (AMBAC Insurance, Wachovia
    Bank N.A. Liquidity Facility) (VMIG-1)
    3.58%(b)(c)                                         08/07/06            2,000          2,000,000

                                                                             PAR
                                                         MATURITY           (000)           VALUE
                                                        ----------   ------------------   ----------
MUNICIPAL BONDS (Continued)
Illinois (continued)
  Chicago O'Hare International Airport RB
    (Wachovia Merlot Trust Receipts) Series
    2002A-25 DN (MBIA Insurance, Wachovia Bank
    N.A. Liquidity Facitility) (VMIG-1)
    3.58%(b)(c)                                         08/07/06          $ 5,275         $5,275,000
  Chicago Park District RB (Citibank Eagle Tax
    Exempt Trust Receipts) Series 2002-1306 DN
    (FGIC Insurance, Citibank Liquidity Facility)
    (A-1+)
    3.69%(b)(c)                                         08/07/06            5,345          5,345,000
  Chicago Sales Tax RB (Wachovia Merlots Trust
    Receipts) Series 2000AAA DN (FSA Insurance)
    (VMIG-1)
    3.58%(b)(c)                                         08/07/06            5,000          5,000,000
  Chicago Wastewater Transmission RB Series 2004
    PZ-40 DN (MBIA Insurance, Merrill Lynch & Co.
    SBPA) (F-1+)
    3.71%(b)(c)                                         08/07/06            2,115          2,115,000
  Cook County Capital Improvement GO (Wachovia
    Merlot Trust Receipts) Series 2002C DN
    (AMBAC Insurance, Wachovia Bank N.A.
    Liquidity Facility) (VMIG-1)
    3.58%(b)(c)                                         08/07/06            3,500          3,500,000
  Du Page County Municipal Securities Trust
    Certificates RB (Bear Stearns Trust Receipts)
    Series 2001A DN (FSA Insurance, Bear Stearns
    SBPA) (A-1)
    3.68%(b)(c)                                         08/07/06           15,970         15,970,000
  Illinois Dedicated Tax RB (Macon Trust
    Certificates) Series 2002N DN (AMBAC
    Insurance) (A-1+)
    3.74%(b)(c)                                         08/07/06            2,935          2,935,000
  Illinois Development Finance Authority RB
    (Merrill Lynch P-Floats Trust Receipts) Series
    2005PZ-80 DN (Merrill Lynch & Co. Liquidity
    Facility) (VMIG-1)
    3.71%(b)(c)                                         08/07/06           12,200         12,200,000
  Illinois Educational Facilities Authority RB (Macon
    Trust Certificates) Series 2005D DN (Bank of
    America N.A. SBPA) (A-1+)
    3.68%(b)(c)                                         08/07/06            2,780          2,780,000
  Illinois Educational Facility Authority RB (Aurora
    University Project) Series 2002 DN (Fifth Third
    Bank N.A. LOC) (VMIG-1)
    3.72%(c)                                            08/07/06            1,800          1,800,000
  Illinois Finance Authority RB (Landing at
    Plymouth Place Project) Series 2005C DN
    (LaSalle Bank LOC) (F-1+)
    3.65%(c)                                            08/07/06            5,000          5,000,000
  Illinois GO (Macon Trust Certificates) Series 2006L
    DN (Bank of America N.A. SBPA) (VMIG-1)
    3.68%(b)(c)                                         08/07/06            3,500          3,500,000
  Illinois GO (Wachovia Merlots Trust Reciepts)
    Series 2002 DN (MBIA Insurance, Wachovia
    Bank N.A. SBPA) (VMIG-1)
    3.69%(b)(c)                                         08/07/06            2,490          2,490,000
  Illinois Health Facilities Authority Municipal
    Securities Trust Certificates RB (Bear Stearns
    Trust Receipts) Series 2002 DN (MBIA
    Insurance, Bear Stearns Capital Markets
    Liquidity Facility) (A-1)
    3.68%(b)(c)                                         08/07/06           14,865         14,865,000

                           BLACKROCK LIQUIDITY FUNDS
                            SCHEDULE OF INVESTMENTS
                              MUNIFUND (CONTINUED)

JULY 31, 2006 (UNAUDITED)

                                                                            PAR
                                                        MATURITY           (000)            VALUE
                                                       ----------   ------------------   -----------
MUNICIPAL BONDS (Continued)
Illinois (continued)
  Lake County First Preservation District GO
    (Citibank Trust Receipts) Series 2003R ROC-II
    DN (Citibank Liquidity Facility) (A-1+)
    3.68%(b)(c)                                        08/07/06          $ 1,980         $ 1,980,000
  Metropolitan Pier & Exposition Authority
    Dedicated Tax Restructure RB (Merrill Lynch
    P-Floats Trust Receipts) Series 2005 PZ-84 DN
    (Merrill Lynch & Co. SBPA) (F-1+)
    3.71%(b)(c)                                        08/07/06            1,025           1,025,000
  Metropolitan Pier & Exposition Authority
    Dedicated Tax Restructure RB (Merrill Lynch
    Trust Receipts) Series 2005 9Z DN (MBIA
    Insurance) (F-1+)
    3.71%(b)(c)                                        08/07/06           12,555          12,555,000
  Metropolitan Pier & Exposition Authority RB
    (Dedicated State Tax Receipts) Series
    2005PZ-44 DN (MBIA Insurance, Merrill Lynch
    Capital Services SBPA) (F-1+)
    3.71%(b)(c)                                        08/07/06            5,610           5,610,000
  Metropolitan Pier & Exposition Authority RB
    (Dedicated State Tax Receipts) Series 2005Z-5
    DN (MBIA Insurance, Goldman Sachs Liquidity
    Facility) (F-1+)
    3.71%(b)(c)                                        08/07/06            5,140           5,140,000
  Metropolitan Pier & Exposition Authority RB
    (Dedicated State Tax Receipts) Series 2006Z-8
    DN (MBIA Insurance, Goldman Sachs Liquidity
    Facility) (F-1+)
    3.71%(b)(c)                                        08/07/06            6,325           6,325,000
  Municipal Securities Trust Certificates GO Series
    2006A-3004 DN (MBIA Insurance) (VMIG-1)
    3.74%(c)                                           08/07/06            7,540           7,540,000
  Regional Transportation Authority GO (Wachovia
    Merlots Trust Receipts) Series 2001A-86 DN
    (FGIC Insurance, Wachovia Bank N.A. LOC)
    (VMIG-1)
    3.69%(b)(c)                                        08/07/06            1,600           1,600,000
  Rockford Industrial Development Authority RB
    (Trinity Learning Center Project) Series 2003
    DN (Marshall & Isley LOC)
    3.76%(c)                                           08/07/06            3,765           3,765,000
  University of Illinois RB (Wachovia Merlots Trust
    Receipts) Series 2000 DN (MBIA Insurance,
    Wachovia Bank N.A. SBPA) (VMIG-1)
    3.69%(b)(c)                                        08/07/06            3,500           3,500,000
  Will County Community School District No. 365
    GO (Goldman Sachs Trust Receipts) Series
    2006Z TOCS-10 DN (FSA Insurance, Goldman
    Sachs Liquidity Facility) (F-1+)
    3.71%(b)(c)                                        08/07/06            2,065           2,065,000
  Will County Community Unit School District No.
    122 GO (New Lenox Project) Series 2005 PZ-48
    DN (FSA Insurance, Merrill Lynch Capital
    Services SBPA)
    3.71%(b)(c)                                        08/07/06            3,600           3,600,000
  Will County Community Unit School District No.
    365 GO Series 2005 DN (FSA Insurance, Merrill
    Lynch Capital Services SBPA) (F-1+)
    3.71%(b)(c)                                        08/07/06            9,380           9,380,000

                                                                                         ===========
                                                                                         167,385,000
                                                                                         -----------
Indiana - 3.5%
  Indiana Development Finance Authority RB
    (Educational Facilities-Eiteljorg Museum
    Project) Series 2004 DN (Bank One N.A. LOC)
    (VMIG-1)
    3.68%(c)                                           08/07/06           16,500          16,500,000

                                                                            PAR
                                                        MATURITY           (000)            VALUE
                                                       ----------   ------------------   -----------
MUNICIPAL BONDS (Continued)
Indiana (continued)
  Indiana Health Facilities Financing Authority RB
    (Golden Years Homestead Project) Series 2004
    DN (Wells Fargo Bank LOC) (A-1+)
    3.65%(c)                                           08/07/06          $ 1,035         $ 1,035,000
  Indiana Health Facilities Financing Authority RB
    (Henry County Hospital Project) Series 2002 DN
    (Fifth Third Bank, LOC) (A-1+)
    3.69%(c)                                           08/07/06           17,635          17,635,000
  Indiana Health Facilities Financing Authority RB
    (Memorial Hospital Project) Series 2004A DN
    (National City Bank of Indiana LOC) (A-1+)
    3.69%(c)                                           08/07/06           20,435          20,435,000
  Indiana Municipal Securities Trust Certificates RB
    (Bear Stearns Municipal Trust Receipts) Series
    2001A DN (Bear Stearns Capital Markets
    Liquidity Facility) (A-1)
    3.68%(b)(c)                                        08/07/06           11,115          11,115,000
  Indiana State Educational Facilities Authority RB
    (Wabash College Project) Series 2003 DN (Bank
    One N.A. LOC) (VMIG-1)
    3.68%(c)                                           08/07/06            2,520           2,520,000
  Indiana Transportation Finance Authority Highway
    RB Series 2004 DN (FGIC Insurance, Bank of
    New York SBPA) (A-1+)
    3.69%(b)(c)                                        08/07/06            4,000           4,000,000
  Indianapolis Public Improvment RB (Goldman
    Sachs P-Floats Trust Receipts) Series 2006
    PZ-7 DN (AMBAC Insurance, Goldman Sachs
    Liquidity Facilty) (F-1+)
    3.71%(b)(c)                                        08/07/06            4,000           4,000,000
  Jasper County Economic Development Authority
    RB (Oak Grove Project) Series 2006 DN (Fifth
    Third Bank LOC) (A-1+)
    3.69%(c)                                           08/07/06            4,800           4,800,000
  Porter County Industrial Jail Building Corp. RB
    (Wachovia Merlots Trust Receipts) Series
    2001A-43 DN (Wachovia Bank N.A. LOC) (A-1)
    3.69%(b)(c)                                        08/07/06            7,130           7,130,000
  Warren Township Vision 2005 School Building
    Corp. RB (Wachovia Merlots Trust Receipts)
    Series 2001A-52 DN (FGIC Insurance, Wachovia
    Bank N.A. SBPA) (A-1)
    3.69%(b)(c)                                        08/07/06            3,300           3,300,000
                                                                                         ===========
                                                                                          92,470,000
                                                                                         -----------
Iowa - 0.9%
  Des Moines Commercial Development RB (Grand
    Office Park Project) Series 1985 DN (Principal
    Life Insurance Co. Guaranty) (A-1+)
    3.82%(c)                                           08/07/06            8,000           8,000,000
  Iowa Higher Education Loan Authority RB (Private
    College Project) Series 1985 DN (MBIA
    Insurance) (A-1+, VMIG-1)
    3.72%(c)                                           08/07/06            1,600           1,600,000
  Urbandale IDRB (Aurora Business Park Assoc.
    Project) Series 1985 DN (Principal Life
    Insurance Co. Guaranty) (A-1+)
    3.77%(c)                                           08/07/06            9,200           9,200,000
  Urbandale IDRB (Meredith Drive Assoc. Project)
    Series 1985 DN (Wells Fargo Bank M.N. LOC)
    3.77%(c)                                           08/07/06            4,500           4,500,000
                                                                                         ===========
                                                                                          23,300,000
                                                                                         -----------

                           BLACKROCK LIQUIDITY FUNDS
                            SCHEDULE OF INVESTMENTS
                              MUNIFUND (CONTINUED)

JULY 31, 2006 (UNAUDITED)

                                                                             PAR
                                                         MATURITY           (000)           VALUE
                                                        ----------   ------------------   ----------
MUNICIPAL BONDS (Continued)
Kentucky - 1.3%
  Fort Mitchell League of Cities RB (Funding Trust
    Lease Project) Series 2002A DN (U.S. Bank N.A.
    LOC) (VMIG-1)
    3.66%(c)                                            08/07/06          $ 4,600         $4,600,000
  Kenton County Educational RB (Redwood
    Rehabilitation Center Project) Series 2004 DN
    (Fifth Third Bank LOC)
    3.77%(c)                                            08/07/06            2,150          2,150,000
  Kentucky Economic Development Finance
    Authority RB (Hospital Facilities Project) Series
    2001-509 DN (Merrill Lynch SBPA, National
    Australia Bank LOC) (A-1)
    3.73%(b)(c)                                         08/07/06           28,000         28,000,000
                                                                                          ==========
                                                                                          34,750,000
                                                                                          ----------
Louisiana - 2.0%
  Louisiana Housing & Finance Authority RB
    (Walmsley Multi-Family Housing Project) Series
    2004 DN (Federal National Mortgage Assoc.
    Guaranty) (A-1+)
    3.69%(c)                                            08/07/06            1,935          1,935,000
  Louisiana Local Government Environmental
    Facilities Community Development Authority
    RB (Capital & Equipment Programs Project)
    Series 2003A DN (AMBAC Insurance, Banque
    Nationale de Paribas Liquidity Facility) (A-1+)
    3.74%(c)                                            08/07/06           22,435         22,435,000
  Louisiana Local Government Environmental
    Facilities Community Development Authority
    RB (Capital & Equipment Programs Project)
    Series 2006A DN (AMBAC Insurance, Banque
    Nationale de Paribas Liquidity Facility)
    (A-1+, Aaa)
    3.74%(c)                                            08/07/06           20,000         20,000,000
  Louisiana Local Government Environmental
    Facilities Community Development Authority
    RB (Northwestern State University Student
    Housing Project) Series 2004A DN (Regions
    Bank LOC) (A-1)
    3.72%(c)                                            08/07/06            4,000          4,000,000
  Louisiana Public Facilities Authority RB (Tiger
    Athletic Foundation Project) Series 1999 DN
    (Regional Bank of Louisiana LOC) (A-1, F-1+)
    3.65%(c)                                            08/07/06              300            300,000
  Lousiana Public Facilities Authority RB (GCGK
    Investments LLC Project) Series 2006 DN
    (AmSouth Bank N.A. LOC) (P-1)
    3.69%(c)                                            08/07/06            4,000          4,000,000
                                                                                          ==========
                                                                                          52,670,000
                                                                                          ----------
Maryland - 1.9%
  Baltimore County RB (St. Paul's School for Girls
    Facility Project) Series 2000 DN (M&T Bank
    Corp. LOC) (A-1)
    3.69%(c)                                            08/07/06            5,700          5,700,000
  Howard County RB (Glenelg Country School
    Project) Series 2001 DN (M&T Bank Corp. LOC)
    (A-1)
    3.66%(c)                                            08/07/06            2,100          2,100,000
  Maryland Health & Higher Education Facilities
    Authority RB (Adventist Healthcare Project)
    Series 2003B DN (M&T Bank Corp. LOC)
    (VMIG-1)
    3.69%(c)                                            08/07/06            3,330          3,330,000

                                                                             PAR
                                                         MATURITY           (000)           VALUE
                                                        ----------   ------------------   ----------
MUNICIPAL BONDS (Continued)
Maryland (continued)
  Maryland Health & Higher Education Facilities
    Authority RB (Bear Stearns Municipal
    Securities Trust Receipts) Series 2003 SGA-143
    DN (Societe Generale Liquidity Facility) (A-1+)
    3.68%(b)(c)                                         08/07/06          $ 5,000         $5,000,000
  Maryland Health & Higher Education Facilities
    Authority RB (Doctors' Community Hospital
    Issue Project) Series 1999 DN (M&T Bank Corp.
    LOC) (A-1)
    3.61%(c)                                            08/07/06            3,770          3,770,000
  Maryland Health & Higher Education Facilities
    Authority RB (Doctors Community Hospital
    Project) Series 1997 DN (M&T Bank Corp. LOC)
    (A-1)
    3.61%(c)                                            08/07/06            5,125          5,125,000
  Maryland State Health & Higher Educational
    Facilities Authority RB (Adventist Healthcare
    Project) Series 2005A DN (LaSalle Bank LOC)
    (VMIG-1)
    3.64%(c)                                            08/07/06           10,000         10,000,000
  Montgomery County Economic Development RB
    (Brooke Grove Foundation, Inc. Project) Series
    1998 DN (M&T Bank Corp. LOC) (A-1)
    3.61%(c)                                            08/07/06            8,715          8,715,000
  Montgomery County RB (Imagination Stage, Inc.
    Facility Project) Series 2002 DN (M&T Bank
    Corp. LOC) (A-1)
    3.72%(c)                                            08/07/06            3,770          3,770,000
  Montgomery County RB (Ivymount School, Inc.
    Facilities Project) Series 2000 DN (M&T Bank
    Corp. LOC) (A-1)
    3.72%(c)                                            08/07/06            2,600          2,600,000
                                                                                          ==========
                                                                                          50,110,000
                                                                                          ----------
Massachusetts - 6.7%
  Freetown Lakeville Regional School District GO
    Series 2005 BAN (SP-1+)
    4.25%                                               10/20/06            4,400          4,411,034
  Hopkinton GO Series 2005 BAN (SP-1+)
    4.00%                                               08/09/06            4,133          4,133,977
  Malden GO Series 2006 BAN (A-1+)
    4.25%                                               11/17/06            5,000          5,008,640
  Massachusetts Development Finance Agency
    Multi-Family Housing RB (Carleton Willard
    Village Project) Series 2000 DN (Fleet National
    Bank LOC) (A-1)
    3.62%(c)                                            08/07/06           16,535         16,535,000
  Massachusetts Health & Educational Facilities
    Authority RB (Harvard University Project) Series
    2000BB DN (A-1+, VMIG-1)
    3.52%(c)                                            08/07/06           99,750         99,750,000
  Massachusetts Health & Educational Facilities
    Authority RB (Harvard University Project) Series
    2004GG-1 DN (A-1+, VMIG-1)
    3.52%(c)                                            08/07/06           11,985         11,985,000
  Massachusetts State Health & Educational
    Facilities RB (Partners Healthcare Systems
    Project) Series 2005F-4 DN (Bank of America
    N.A. SBPA) (A-1+, VMIG-1)
    3.61%(c)                                            08/07/06           11,000         11,000,000

                           BLACKROCK LIQUIDITY FUNDS
                            SCHEDULE OF INVESTMENTS
                              MUNIFUND (CONTINUED)

JULY 31, 2006 (UNAUDITED)

                                                                            PAR
                                                        MATURITY           (000)            VALUE
                                                       ----------   ------------------   -----------
MUNICIPAL BONDS (Continued)
Massachusetts (continued)
  Massachusetts State Health & Educational
    Facilities RB Series 2004M-4A DN (Fleet
    National Bank LOC) (A-1+)
    3.64%(c)                                           08/07/06          $ 7,815         $ 7,815,000
  Massachusetts State School Building Authority
    Dedicated Sales Tax RB (Putters Series 1052)
    Series 2005 DN (FSA Liquidity Facility) (A-1+)
    3.67%(b)(c)                                        08/07/06            8,850           8,850,000
  Medford GO Series 2006 BAN (SP-1+, MIG-1)
    4.00%                                              11/01/06            1,000           1,001,843
  Worcester GO Series 2006 BAN (SP-1+, MIG-1)
    4.25%                                              11/10/06            6,050           6,065,883
                                                                                         ===========
                                                                                         176,556,377
                                                                                         -----------
Michigan - 3.2%
  Comstock Park Public Schools RB (Citigroup
    Trust Receipts) Series 2005 ROC-II-R DN
    (Citigroup Liquidity Facility) (VMIG-1)
    3.68%(b)(c)                                        08/07/06            1,325           1,325,000
  Garden City Hospital Finance Authority RB
    (Garden City Hospital Project) Series 1996A DN
    (National City Bank N.A. LOC) (A-1+)
    3.67%(c)                                           08/07/06            2,670           2,670,000
  Kalamazoo Education Authority RB (Friendship
    Village Project) Series 1997A DN (Fifth Third
    Bank N.A. LOC) (A-1+)
    3.65%(c)                                           08/07/06            3,465           3,465,000
  Michigan GO Series 2005A MB (SP-1+, MIG-1)
    4.50%                                              09/29/06           30,000          30,058,507
  Michigan Higher Educational Facilities Authority
    RB (Cleary University Project) Series 2006 DN
    (Comerica Bank LOC) (A-1)
    3.74%(c)                                           08/07/06            5,335           5,335,000
  Michigan Housing Development Authority Limited
    Obligation RB Series 1985 DN (Bank One N.A.
    LOC) (VMIG-1)
    3.64%(c)                                           08/07/06           20,600          20,600,000
  Michigan Municipal Bond Authority RB Series
    2005-339 DN (Citibank SBPA) (VMIG-1)
    3.68%(b)(c)                                        08/07/06            8,910           8,910,000
  Michigan Municipal Bond Authority RB Series
    2005B-2 MB (J.P. Morgan Chase Bank LOC)
    (SP-1+)
    4.00%                                              08/18/06            9,100           9,104,445
  Michigan Municipal Bond Authority RB Series
    2005C MB (J.P. Morgan Chase Bank LOC)
    (SP-1+)
    4.25%                                              08/18/06            2,000           2,001,102
                                                                                         ===========
                                                                                          83,469,054
                                                                                         -----------
Minnesota - 2.3%
  Hennepin County GO Series 2005A DN (State
    Street Bank & Trust LOC) (A-1+, VMIG-1)
    3.50%(c)                                           08/07/06            3,200           3,200,000
  Midwest Consortium of Municipal Utilities RB
    Series 2005B DN (U.S. Bank N.A. LOC) (A-1+)
    3.65%(c)                                           08/07/06            4,300           4,300,000
  Midwest Consortium of Municipal Utilities RB
    Series 2005 DN (U.S. Bank N.A. LOC) (A-1+)
    3.65%(c)                                           08/07/06            3,640           3,640,000
  Minneapolis & St. Paul Airport RB (Wachovia
    Merlots Trust Receipts) Series 2000A DN (FGIC
    Insurance) (VMIG-1)
    3.69%(b)(c)                                        08/07/06            4,985           4,985,000

                                                                            PAR
                                                        MATURITY           (000)            VALUE
                                                       ----------   ------------------   -----------
MUNICIPAL BONDS (Continued)
Minnesota (continued)
  Minneapolis GO (Convention Center Project)
    Series 2000 DN (Bayerische Landesbank
    Girozentrale SBPA) (A-1+, VMIG-1)
    3.50%(c)                                           08/07/06          $   295         $   295,000
  Minneapolis GO (Public Library Project) Series
    2003 DN (Dexia Bank SBPA) (A-1+, VMIG-1)
    3.50%(c)                                           08/07/06            3,050           3,050,000
  Minneapolis GO Series 2003 DN (Dexia Bank
    SBPA) (A-1+, VMIG-1)
    3.50%(c)                                           08/03/06            1,920           1,920,000
  Minneapolis GO Series 2006 DN (Dexia Bank
    SBPA) (A-1+, VMIG-1)
    3.50%(c)                                           08/07/06            5,020           5,020,000
  Minnesota Public Facilities Authority Water PCRB
    (Wachovia Merlots Trust Receipts) Series 2002A
    DN (Wachovia Bank N.A. SBPA) (VMIG-1)
    3.69%(b)(c)                                        08/07/06           14,715          14,715,000
  Southern Minnesota Power Agency Power Supply
    Systems RB (Merrill Lynch P-Floats) Series
    2005 PZ-77 DN (MBIA Insurance) (F-1+)
    3.71%(b)(c)                                        08/07/06            3,305           3,305,000
  St. Cloud GO (Infrastructure Management Fund
    Project) Series 2004 DN (Dexia Bank SBPA)
    (A-1+, VMIG-1)
    3.55%(c)                                           08/07/06              700             700,000
  Washington County Housing & Redevelopment
    Authority Multi-Family RB (Federal Home Loan
    Mortgage Corp. P-Float Trust Receipts) Series
    2005 MT-154 DN (Federal Home Loan Mortgage
    Corp. Guaranty) (A-1+)
    3.71%(b)(c)                                        08/07/06            6,995           6,995,000
  West St. Paul ISD Number 197 RB (CitiGroup Trust
    Receipts) Series 6506-ROC-R-II DN (Citibank
    SBPA) (A-1+)
    3.68%(b)(c)                                        08/07/06            7,155           7,155,000
                                                                                         ===========
                                                                                          59,280,000
                                                                                         -----------
Mississippi - 3.0%
  Medical Center Educational Building Corp. RB
    (Adult Hospital Project) Series 2001 DN (AMBAC
    Insurance) (A-1)
    3.63%(c)                                           08/07/06            9,800           9,800,000
  Mississippi Development Bank Special Obligation
    Municipal Gas Authority RB (Natural Gas
    Authority) Series 2005 DN (Societe Generale
    Bank LOC) (A-1+, VMIG-1)
    3.67%(c)                                           08/07/06           24,200          24,200,000
  Mississippi Development Bank Special Obligation
    RB (Correctional Facilities Project) Series 2002
    DN (AMBAC Insurance, Amsouth Bank of
    Alabama SBPA) (A-1)
    3.74%(c)                                           08/07/06            3,575           3,575,000
  Mississippi Development Bank Special Obligation
    RB (Mississippi Bond Program Harrison County
    Project) Series 2003 DN (AMBAC Insurance,
    Banque Nationale de Paribas SBPA) (A-1+)
    3.74%(c)                                           08/07/06           10,650          10,650,000
  Mississippi Development Bank Special Obligation
    RB (Mississippi Bond Program Harrison County
    Project) Series 2005 DN (AMBAC Insurance)
    (A-1+)
    3.74%(c)                                           08/07/06           15,000          15,000,000

                           BLACKROCK LIQUIDITY FUNDS
                            SCHEDULE OF INVESTMENTS
                              MUNIFUND (CONTINUED)

JULY 31, 2006 (UNAUDITED)

                                                                            PAR
                                                        MATURITY           (000)            VALUE
                                                       ----------   ------------------   -----------
MUNICIPAL BONDS (Continued)
Mississippi (continued)
  Mississippi Development Bank Special Obligation
    RB (Wachovia Merlots Trust Receipts) Series
    2000HH DN (AMBAC Insurance, Wachovia Bank
    SBPA) (Aaa, VMIG-1)
    3.88%(b)(c)                                        08/07/06          $16,475         $16,475,000

                                                                                         ===========
                                                                                          79,700,000
                                                                                         -----------
Missouri - 0.7%
  Missouri Development Finance Board Lease RB
    Series 1999 DN (TransAmerican Life Insurance)
    (A-1+)
    3.72%(c)                                           08/07/06           18,525          18,525,000
                                                                                         -----------
Multi-State - 0.5%
  Municipal Securities Pool Trust Receipts RB
    Series 2004-17 DN (Multiple Insurances,
    Societe Generale SBPA) (A-1+)
    3.77%(b)(c)                                        08/07/06            5,370           5,370,000
  Municipal Securities Pool Trust Receipts RB
    Series 2004-18 DN (Societe Generale SBPA)
    (A-1+)
    3.77%(b)(c)                                        08/07/06            2,590           2,590,000
  Puttable Floating Option Tax-Exempt Receipts RB
    Series 2005A DN (Merrill Lynch Capital Services
    SBPA) (F-1+)
    3.74%(b)(c)                                        08/07/06            3,160           3,160,000
  Puttable Floating Option Tax-Exempt Receipts RB
    Series 2005PZP-007 DN (Multiple LOCs)
    (AAA, F-1+)
    3.72%(b)(c)                                        08/07/06            3,380           3,380,000

                                                                                         ===========
                                                                                          14,500,000
                                                                                         -----------
Nebraska - 0.3%
  Omaha GO (Citibank Eagle Trust Receipts) Series
    2004A DN (Citibank SBPA) (A-1+)
    3.69%(b)(c)                                        08/07/06            8,000           8,000,000
                                                                                         -----------
Nevada - 1.4%
  Clark County Airport RB (ABN-AMRO Munitops
    Trust Certificates) Series 2005-56 DN (AMBAC
    Insurance, ABN-AMRO Bank N.V. SBPA)
    (F-1+, AAA)
    3.48%(b)(c)                                        08/24/06            4,995           4,995,000
  Clark County School District Municipal Securities
    Trust Certificates RB (Bear Stearns Trust
    Receipts) Series 2001A DN (FSA Insurance,
    Bear Stearns Capital Markets Liquidity Facility)
    (A-1+)
    3.68%(b)(c)                                        08/07/06           12,480          12,480,000
  Clark County School District Municipal Securities
    Trust Certificates RB (Putters Project-745)
    Series 2006 DN (FGIC Insurance, J.P. Morgan
    Chase Bank Liquidity Facility) (A-1+)
    3.51%(b)(c)                                        08/17/06            4,770           4,770,000
  Las Vegas Nevada Water District DN (Dexia Group
    SBPA) (VMIG-1)
    3.68%(c)                                           08/01/06            7,000           7,000,000
  Reno Capital Improvement RB (Bear Stearns
    Trust Certificates) Series 2002A DN (FGIC
    Insurance, Bear Stearns LOC) (A-1)
    3.68%(b)(c)                                        08/07/06            7,600           7,600,000
                                                                                         ===========
                                                                                          36,845,000
                                                                                         -----------

                                                                            PAR
                                                        MATURITY           (000)            VALUE
                                                       ----------   ------------------   -----------
MUNICIPAL BONDS (Continued)
New Hampshire - 0.3%
  New Hampshire Health & Educational Facilities
    Authority RB (Southern New Hampshire
    Medical Center Project) Series 2004B DN
    (Radian Asset Assurance Guaranty, Fleet Bank
    SBPA) (A-1+)
    3.70%(c)                                           08/07/06          $ 7,000         $ 7,000,000
                                                                                         -----------
New Jersey - 2.1%
  Hudson County Improvement Authority RB
    (Essential Purpose Pooled Government Project)
    Series 1986 DN (Bank of New York LOC) (A-1+)
    3.57%(c)                                           08/07/06            5,600           5,600,000
  Mercer County Improvement Authority RB
    (Atlantic Foundation Project) Series 1998 DN
    (Bank of America N.A. LOC) (A-1+)
    3.59%(c)                                           08/07/06            4,320           4,320,000
  New Jersey Economic Development Authority RB
    (Citibank P-Float Trust Receipts) Series 2004
    ROC-II-R-309 DN (Assured Guaranty Corp.
    Insurance, Citibank N.A. SBPA) (A-1+)
    3.69%(b)(c)                                        08/07/06           10,500          10,500,000
  New Jersey Economic Development Authority RB
    (Frisch School Project) Series 2006 DN
    (Princeton University Guaranty) (A-1+)
    3.58%(c)                                           08/07/06              750             750,000
  New Jersey Economic Development Authority RB
    (Landesbank Hessen-Thuringen Girozentrale
    P-Float Trust Receipts) Series 2004 MT-035 DN
    (Assured Guaranty Corp. Insurance,
    Landesbank Hessen-Thuringen Girozentrale
    SBPA) (A-1)
    3.66%(b)(c)                                        08/07/06            2,200           2,200,000
  New Jersey Economic Development Authority RB
    (Stuart Country Day School Project) Series 2002
    DN (M&T Bank Corp. LOC) (VMIG-1)
    3.62%(c)                                           08/07/06              300             300,000
  New Jersey Health Care Facilities Financing
    Authority RB (Merrill Lynch P-Float Trust
    Receipts) Series 2001 PT-1319 DN (AMBAC
    Insurance, Merrill Lynch Capital Services SBPA)
    (A-1)
    3.69%(b)(c)                                        08/07/06            2,455           2,455,000
  New Jersey Transportation Trust Fund Capital
    Appreciation RB (Transportation System
    Project) Series 2006C DN (MBIA Insurance)
    (VMIG-1)
    3.74%(c)                                           08/07/06           11,360          11,360,000
  New Jersey Transportation Trust Fund RB Series
    2006Z DN (FSA Insurance Trust Receipts) (F-1+)
    3.70%(b)(c)                                        08/07/06            1,860           1,860,000
  Union County Industrial Pollution Control
    Financing Authority PCRB (Exxon Mobil Corp.
    Project) Series 1989 DN (A-1+, P-1)
    3.40%(c)                                           08/01/06              100             100,000
  University Medicine & Dentistry RB Series 2002B
    DN (AMBAC Insurance, University Credit
    Support, Fleet National Bank SBPA) (VMIG-1)
    3.64%(c)                                           08/07/06           15,400          15,400,000
                                                                                         ===========
                                                                                          54,845,000
                                                                                         -----------

                           BLACKROCK LIQUIDITY FUNDS
                            SCHEDULE OF INVESTMENTS
                              MUNIFUND (CONTINUED)

JULY 31, 2006 (UNAUDITED)

                                                                           PAR
                                                       MATURITY           (000)             VALUE
                                                      ----------   ------------------   ------------
MUNICIPAL BONDS (Continued)
New Mexico - 0.5%
  ABN AMRO Munitops Trust Receipts RB Series
    2005-42 DN (AMBAC Insurance) (F-1+)
    3.68%(b)(c)                                       08/07/06          $10,290         $10,290,000
  New Mexico Financial Authority RB (Cigarette Tax
    Project) Series 2004B DN (MBIA Insurance,
    Bank of America N.A. SBPA) (A-1+, VMIG-1)
    3.68%(c)                                          08/07/06            3,115           3,115,000
                                                                                        ===========
                                                                                         13,405,000
                                                                                        -----------
New York - 6.5%
  Dormitory Authority of the State of New York RB
    (Teresian House Housing Corp. Project) Series
    2003 DN (Lloyds Bank LOC) (A-1+)
    3.60%(c)                                          08/07/06           10,475          10,475,000
  Dormitory Authority RB (Glen Eddy, Inc. Project)
    Series 2000 DN (Fleet National Bank LOC) (A-1)
    3.60%(c)                                          08/07/06           11,480          11,480,000
  Metropolitan Pier & Exposition Authority RB (Bear
    Stearns Trust Certificates) Series 2005A-224
    DN (MBIA Insurance, Bear Stearns Capital
    Markets Liquidity Facility) (VMIG-1)
    3.74%(b)(c)                                       08/07/06            8,985           8,985,000
  Monroe County IDRB Series 2002A DN (M&T Bank
    Corp. LOC) (VMIG-1)
    3.66%(c)                                          08/07/06           10,600          10,600,000
  New York City Transitional Finance Authority RB
    (Citibank Trust Receipts) Series 2005R
    ROC-II-465 DN (Citibank Liquidity Facility)
    (A-1+)
    3.25%(b)(c)                                       08/07/06               10              10,000
  New York City Transitional Finance Authority RB
    (Future Tax Secured Bonds Project) Series
    1999B-3 DN (Banc One LOC) (A-1+, VMIG-1)
    3.62%(c)                                          08/07/06            6,990           6,990,000
  New York Environmental Facilities Clean Water &
    Drinking RB (Citibank Trust Receipts) Series
    2004R ROC-3016 DN (Citigroup SBPA) (A-1+)
    3.68%(b)(c)                                       08/03/06            3,665           3,665,000
  New York GO Series 2004H-3 DN (Bank of New
    York LOC) (VMIG-1)
    3.60%(c)                                          08/07/06           11,405          11,405,000
  New York GO Series 2005E-3 DN (Bank of America
    LOC) (A-1+, VMIG-1, F-1+)
    3.62%(c)                                          08/07/06            2,300           2,300,000
  New York Local Government Assistance Corp. RB
    Series 1994B DN (Credit Suisse LOC)
    (A-1+, VMIG-1)
    3.55%(c)                                          08/07/06            6,600           6,600,000
  New York Local Government Assistance Corp. RB
    Series 2003-4V DN (FGIC Insurance)
    (A-1+, F-1+)
    3.60%(c)                                          08/07/06           41,600          41,600,000
  New York Urban Development Corp. RB (P-Float
    Trust Receipts) Series 2006 PT-3416 DN (MBIA
    Insurance, Bayerische Hypo-Und Vereinsbank
    SBPA) (F-1)
    3.66%(b)(c)                                       08/07/06           14,400          14,400,000
  Oneida County IDRB (Preswick Glen Civic Facility
    Project) Series 2006 DN (Sovereign Bank LOC,
    Lloyds TSB Bank LOC) (A-1+)
    3.60%(c)                                          08/07/06            8,400           8,400,000
  Triborough Bridge & Tunnel Authority RB (Merrill
    Lynch P-Float Trust Receipts) Series 2002
    PA-956 DN (Merrill Lynch Capital Services
    Liquidity Facility) (A-1+)
    3.69%(b)(c)                                       08/07/06            5,000           5,000,000

                                                                           PAR
                                                       MATURITY           (000)             VALUE
                                                      ----------   ------------------   ------------
MUNICIPAL BONDS (Continued)
New York (continued)
  Triborough Bridge & Tunnel Authority RB Series
    2006 DN (Credit Locale de France LOC)
    (A-1+, VMIG-1)
    3.64%(c)                                          08/07/06          $10,000         $10,000,000
  TSASC, Inc. RB (Merrill Lynch P-Float Trust
    Receipts) Series 2006 PA-1355 DN (Merrill
    Lynch Guaranty, Merrill Lynch Capital Services
    SBPA) (AA-, F-1+)
    3.71%(c)                                          08/07/06           17,210          17,210,000
  Westchester Tobacco Asset Securitization Corp.
    RB (P-Float Trust Receipts) Series 2005-1338
    DN (Merrill Lynch Liquidity Facilities) (F-1+)
    3.70%(b)(c)                                       08/07/06            1,525           1,525,000
                                                                                        ===========
                                                                                        170,645,000
                                                                                        -----------
North Carolina - 4.8%
  ABN AMRO Munitops Trust Receipts RB Series
    2005-52 DN (ABN AMRO Bank N.V. LOC)
    (VMIG-1)
    3.68%(b)(c)                                       08/07/06            5,995           5,995,000
  Charlotte Water & Sewer System GO Series 2005
    TECP (Wachovia Bank LOC) (A-1+, F-1+)
    3.21%                                             08/01/06            4,600           4,600,000
    3.25%                                             08/01/06            9,450           9,450,000
  Charlotte Water & Sewer Systems RB Series
    2006B DN (Depfa Bank PLC SBPA)
    (A-1+, VMIG-1, F-1+)
    3.67%(c)                                          08/07/06           28,000          28,000,000
  Guilford County Industrial Facilities PCRB
    (Recreational Facilities-YMCA Project) Series
    2002 DN (Branch Banking & Trust Co. LOC)
    (VMIG-1)
    3.68%(c)                                          08/07/06              315             315,000
  North Carolina Capital Facilities Finance Agency
    Educational Facilities (Country Day School
    Project) RB Series 2005 DN (Branch Banking &
    Trust Co. LOC) (VMIG-1)
    3.68%(c)                                          08/07/06            6,900           6,900,000
  North Carolina Capital Facilities Finance Agency
    Educational Facilities RB Series 2001 DN
    (Branch Banking & Trust Co. LOC) (VMIG-1)
    3.68%(c)                                          08/07/06            1,940           1,940,000
  North Carolina GO Series 2003A-23 DN (Wachovia
    Bank N.A. SBPA) (A-1)
    3.69%(b)(c)                                       08/07/06            5,500           5,500,000
  North Carolina Medical Care Commission Health
    Care Facilities RB (Carolina Meadows, Inc.
    Project) Series 2004 DN (Allied Irish Bank PLC
    LOC) (VMIG-1)
    3.66%(c)                                          08/07/06            4,000           4,000,000
  North Carolina Medical Care Commission Health
    Care Facilities RB (Novant Health Group
    Project) Series 2004A DN (J.P. Morgan Chase
    Bank SBPA) (A-1+, VMIG-1)
    3.64%(c)                                          08/07/06           16,050          16,050,000
  North Carolina Medical Care Commission
    Retirement Facilities RB (Aldersgate Project)
    Series 2001 DN (Branch Banking & Trust Co.
    LOC) (A-1)
    3.75%(c)                                          08/07/06            5,910           5,910,000
  North Carolina Medical Care Commission
    Retirement Facilities RB (Brookwood Project)
    Series 2001C DN (Branch Banking & Trust Co.
    LOC) (A-1)
    3.75%(c)                                          08/07/06            4,500           4,500,000

                           BLACKROCK LIQUIDITY FUNDS
                            SCHEDULE OF INVESTMENTS
                              MUNIFUND (CONTINUED)

JULY 31, 2006 (UNAUDITED)

                                                                            PAR
                                                        MATURITY           (000)            VALUE
                                                       ----------   ------------------   -----------
MUNICIPAL BONDS (Continued)
North Carolina (continued)
  North Carolina Medical Care Common Health
    Care Facilties RB (Duke University Health
    System Project) Series 2005B DN
    (A-1+, VMIG-1)
    3.62%(c)                                           08/07/06          $ 8,300         $ 8,300,000
  North Carolina Medical Care Community Hospital
    RB (Southeastern Regional Medical Center
    Project) Series 2005 DN (Branch Banking &
    Trust LOC) (VMIG-1)
    3.68%(c)                                           08/07/06            2,640           2,640,000
  North Carolina State Highway GO Series 2003 MB
    (AAA, Aa1)
    5.00%                                              05/01/07            2,500           2,523,187
  University NC Univ Rev At Chapel Hill Series 2001
    DN (A-1+, VMIG-1)
    3.57%(c)                                           08/07/06            5,920           5,920,000
  University of North Carolina RB (Eagle Trust
    Receipts) Series 2005A DN (Citibank Liquidity
    Facility) (A-1+)
    3.69%(b)(c)                                        08/07/06           10,000          10,000,000
  Wake County GO Series 2004 MB (AAA, Aaa)
    4.00%                                              03/01/07            4,500           4,509,703
                                                                                         ===========
                                                                                         127,052,890
                                                                                         -----------
Ohio - 4.6%
  ABN AMRO Munitops Certificates Trust GO Series
    2006-37 DN (MBIA Insurance, ABN AMRO Bank
    SBPA) (VMIG-1)
    3.68%(c)                                           08/07/06            6,995           6,995,000
  Akron Income Tax RB (Community Learning
    Centers Project) Series 2004A DN (FGIC
    Insurance, ABN-AMRO Bank N.V. SBPA)
    (A-1, F-1+)
    3.68%(b)(c)                                        08/07/06           31,530          31,530,000
  Clark County Multi-Family RB (Masonic Home
    Project) Series 1999 DN (AMBAC Insurance,
    KeyBank N.A. LOC) (VMIG-1)
    3.67%(c)                                           08/07/06            7,000           7,000,000
  East Liverpool City Hospital RB Series 2006 DN
    (Fifth Third Bank LOC) (A-1+)
    3.72%(c)                                           08/07/06            5,700           5,700,000
  Franklin County Health Care Facilities RB (Ohio
    Presbyterian Improvement Project) Series
    2006A DN (Asset Guaranty Insurance National
    City Bank SBPA) (A-1)
    3.67%(c)                                           08/07/06            6,000           6,000,000
  Franklin County Municipal Securities Trust
    Certificates RB Series 2002A-9047 DN (AMBAC
    Insurance, Bear Stearns SBPA) (A-1)
    3.67%(b)(c)                                        08/07/06            2,600           2,600,000
  Hamilton County Economic Development RB (Taft
    Museum Project) Series 2002 DN (Fifth Third
    Bank N.A. LOC)
    3.66%(c)                                           08/07/06              290             290,000
  Hamilton County Hospital Facilities RB (Children's
    Hospital Medical Center Project) Series 2000
    DN (J.P. Morgan Chase Bank LOC) (VMIG-1)
    3.64%(c)                                           08/07/06            7,900           7,900,000
  Hamilton County Hospital Facilities RB (Merrill
    Lynch Trust Receipts P-Float PT-507) Series
    2001 DN (Merrill Lynch Guaranty) (A-1+)
    3.73%(b)(c)                                        08/07/06            3,880           3,880,000
  Hamilton Health Care Facilities RB (Import-
    Episcopal Project) Series 2005A DN (KeyBank
    N.A. LOC) (A-1, VMIG-1)
    3.64%(c)                                           08/07/06              900             900,000

                                                                            PAR
                                                        MATURITY           (000)            VALUE
                                                       ----------   ------------------   -----------
MUNICIPAL BONDS (Continued)
Ohio (continued)
  Jackson County RB (Hospital Facilities Project)
    Series 2005 DN (Radian Insurance, Fifth Third
    Bank N.A. LOC) (AA, F-1+)
    3.67%(c)                                           08/07/06          $ 7,190         $ 7,190,000
  Montgomery County Healthcare Facilities RB
    Series 2002 DN (Bank One N.A. LOC)
    3.71%(c)                                           08/07/06            2,500           2,500,000
  Ohio State University General Receipts RB Series
    2005B DN (A-1+)
    3.55%(c)                                           08/07/06           22,850          22,850,000
  Toledo City Services Special Assessment Notes
    GO Series 2006 DN (State Street Bank & Trust
    Co. LOC) (MIG-1)
    3.64%(c)                                           08/07/06            1,200           1,200,000
  Tuscarawas County Hospital Facilities RB (P-Float
    Trust Receipts) Series 2005 MT-103 DN (Merrill
    Lynch & Co. Guaranty, Lloyds Bank PLC SBPA)
    (F-1+)
    3.71%(b)(c)                                        08/07/06            2,900           2,900,000
  University of Cincinnati RB Series 2004B DN
    (AMBAC Insurance, Bayerische Landesbank
    Girozentrale SBPA) (A-1+, VMIG-1)
    3.64%(c)                                           08/07/06            2,600           2,600,000
  University of Toledo RB (Societe Generale Trust
    Receipts) Series 2001 SGA-125 DN (FGIC
    Insurance, Societe Generale Liquidity Facility)
    (A-1+)
    3.67%(b)(c)                                        08/07/06            5,600           5,600,000
  Wood County Facilities Import Piping Industry RB
    Series 2001 DN (KeyBank N.A. LOC)
    3.71%(c)                                           08/07/06            2,565           2,565,000
                                                                                         ===========
                                                                                         120,200,000
                                                                                         -----------
Oklahoma - 0.1%
  Oklahoma Industrial Authority RB (Casady School
    Project) Series 2001 DN (Bank One N.A. LOC)
    3.83%(c)                                           08/07/06            2,320           2,320,000
                                                                                         -----------
Oregon - 0.3%
  Forest Grove Student Housing RB (Oak Tree
    Foundation Project) Series 2006A DN (KeyBank
    N.A. LOC) (VMIG-1)
    3.66%(c)                                           08/07/06            4,200           4,200,000
  Oregon State Department of Administrative
    Services COP (Putters Project Series 876)
    Series 2006 DN (FSA Insurance, JP Morgan
    Chase SBPA) (A-1+)
    3.51%(b)(c)                                        08/17/06            5,080           5,080,000
                                                                                         ===========
                                                                                           9,280,000
                                                                                         -----------
Pennsylvania - 4.5%
  Allegheny County Hospital Development Authority
    RB (Putter Trust Receipts) Series 1281 DN
    (FGIC Insurance, J.P. Morgan Liquidity Facility)
    (A-1)
    3.68%(b)(c)                                        08/07/06            3,200           3,200,000
  Delaware County IDRB (The Agnes Irwin School
    Project) Series 2003 DN (Citizens Bank LOC)
    (VMIG-1)
    3.65%(c)                                           08/07/06              300             300,000
  Delaware Valley IDRB (Citibank Trust Receipts)
    Series 2001 DN (AMBAC Insurance, Bank of
    New York SBPA) (A-1+)
    3.69%(b)(c)                                        08/07/06            5,000           5,000,000

                           BLACKROCK LIQUIDITY FUNDS
                            SCHEDULE OF INVESTMENTS
                              MUNIFUND (CONTINUED)

JULY 31, 2006 (UNAUDITED)

                                                                             PAR
                                                         MATURITY           (000)            VALUE
                                                        ----------   ------------------   -----------
MUNICIPAL BONDS (Continued)
Pennsylvania (continued)
  Delaware Valley Regional Finance Authority Local
    Government RB Series 2003 PT-749 DN
    (Landesbank Hessen SBPA) (A-1+)
    3.69%(c)                                            08/07/06          $ 8,815         $ 8,815,000
  Easton Area School District DN Series 2005 (FSA
    State Aid Withholding, Royal Bank of Canada
    SBPA) (VMIG-1)
    3.64%(c)                                            08/07/06              475             475,000
  Franklin County IDRB (Chambersburg Hospital
    Project) Series 2000 DN (AMBAC Insurance,
    Wachovia Bank N.A. SBPA) (A-1)
    3.74%(c)                                            08/07/06            1,550           1,550,000
  Harrisburg Authority School RB (Harrisburg
    Project) Series 2003 DN (AMBAC Insurance,
    Westdeutsche Landesbank Girozentrale
    Liquidity Facility) (A-1+)
    3.64%(c)                                            08/07/06           39,100          39,100,000
  Lawrence County IDRB (Villa Maria Project) Series
    2003 DN (Allied Irish Bank PLC LOC) (VMIG-1)
    3.66%(c)                                            08/07/06            5,345           5,345,000
  Pennsylvania Higher Educational Facilities
    Authority RB (Drexel University Project) Series
    2003B DN (Allied Irish Bank PLC Liquidity
    Facility) (Aaa, AA)
    3.64%(c)                                            08/07/06            4,450           4,450,000
  Pennsylvania Higher Educational Facilities
    Authority RB (P-Float Trust Receipts) Series
    2004 MT-042 DN (Lloyds Bank LOC, Merrill
    Lynch Capital Services SBPA) (F-1+)
    3.70%(b)(c)                                         08/07/06            7,100           7,100,000
  Pennsylvania Higher Educational Facilities
    Authority RB (P-Float Trust Receipts) Series
    2005-2498 DN (Merrill Lynch Guaranty) (F-1+)
    3.74%(b)(c)                                         08/07/06            3,210           3,210,000
  Philadelphia City Gas Works RB Series 2006-6 DN
    (FSA Insurance) (A-1+)
    3.62%(c)                                            08/07/06           24,650          24,650,000
  Philadelphia IDRB (Gift of Life Donor Program
    Project) Series 2003 DN (Commerce Bank N.A.
    LOC) (A-1, VMIG-1)
    3.67%(c)                                            08/07/06              530             530,000
  Union County Hospital Authority RB (Evangelical
    Community Hospital Project) Series 2001 MB
    (Fleet National Bank SPBA, Radian Asset
    Assurance, Inc.) (A-1)
    3.40%(c)                                            02/01/07            9,610           9,610,000
  Upper Merion General Authority Lease RB Series
    2003 DN (Commerce Bank N.A. LOC) (VMIG-1)
    3.67%(c)                                            08/07/06            2,400           2,400,000
  York General Authority RB (Strand Capital
    Performing Arts Center Project) Series 2002 DN
    (M&T Bank Corp. LOC) (A-2)
    3.72%(c)                                            08/07/06            1,810           1,810,000
                                                                                          ===========
                                                                                          117,545,000
                                                                                          -----------
Puerto Rico - 0.1%
  Commonwealth of Puerto Rico Infrastructure
    Financing Authority RB (Merlots) Series
    2005A-21 MB (Wachovia Bank LOC) (VMIG-1)
    3.32%(b)(c)                                         11/15/06            3,840           3,840,000
                                                                                          -----------
South Carolina - 2.3%
  Charleston Waterworks & Sewer Capital
    Improvement RB Series 2006B DN (Wachovia
    Bank N.A. SBPA) (A-1+)
    3.63%(c)                                            08/07/06            7,000           7,000,000

                                                                             PAR
                                                         MATURITY           (000)            VALUE
                                                        ----------   ------------------   -----------
MUNICIPAL BONDS (Continued)
South Carolina (continued)
  Educational Facilities Authority Private Non-Profit
    Institutions of Higher Learning RB (Allen
    University Project) Series 2005A DN (National
    Bank of South Carolina LOC) (F-1)
    3.69%(c)                                            08/07/06          $ 4,000         $ 4,000,000
  Greenville County School District RB (UBS Muni
    Project) Series 2006-02 DN (Assured Guaranty
    Credit Support, Landesbank Hessen-Thuringen
    Girozentrale SBPA) (A-1)
    3.71%(b)(c)                                         08/07/06           12,000          12,000,000
  Medical University Hospital Authority RB Series
    2005A-5 DN (MBIA Insurance, Bank of America
    N.A. SBPA) (VMIG-1)
    3.69%(b)(c)                                         08/07/06           16,000          16,000,000
  South Carolina Jobs Economic Development
    Authority Hospital Facilities RB (Community
    Care Inc. Project) Series 2006 DN (National
    Bank of South Carolina LOC) (A-1)
    3.69%(c)                                            08/07/06            4,000           4,000,000
  South Carolina Jobs Economic Development
    Authority Hospital Facilities RB (Oconee
    Memorial Hospital Project) Series 2005A DN
    (Radian Asset Assurance, Inc.) (VMIG-1)
    3.70%(c)                                            08/07/06            8,000           8,000,000
  South Carolina Transitional Infrastructure RB
    (ABN-AMRO Munitops Trust Certificates) Series
    2002A DN (AMBAC Insurance, ABN-AMRO Bank
    N.V. SBPA) (VMIG-1)
    3.68%(b)(c)                                         08/07/06           10,475          10,475,000
                                                                                          ===========
                                                                                           61,475,000
                                                                                          -----------
Tennessee - 1.4%
  City of Chattanooga Health, Education & Housing
    Facility Board RB Series 1999 DN (Amsouth
    Bank of Alabama LOC) (A-1)
    3.76%(c)                                            08/07/06           12,400          12,400,000
  Cleveland IDRB (YMCA Metropolitan Chattanooga
    Project) Series 1999 DN (SunTrust Bank LOC)
    (Aa2)
    3.64%(c)                                            08/07/06            1,400           1,400,000
  Gallatin Industrial Development Board
    Educational Facilities RB (John Vianney School
    Project) Series 2002 DN (SunTrust Bank LOC)
    (VMIG-1)
    3.69%(c)                                            08/07/06            1,940           1,940,000
  Knoxville Waste Water System RB (Putters
    Project) Series 2006-1292 DN (MBIA Insurance)
    (A-1)
    3.70%(b)(c)                                         08/07/06            8,100           8,100,000
  Memphis GO Series 1995A DN (Westdeutsche
    Landesbank Girozentrale LOC) (A-1+, VMIG-1)
    3.83%(c)                                            08/07/06              300             300,000
  Metropolitan Government of Nashville & Davidson
    County Health & Education Board RB
    (Ascension Health Credit Project) Series
    2001B-2 MB (A-1+, VMIG-1)
    3.40%                                               01/03/07            3,500           3,500,000
  Metropolitan Government of Nashville & Davidson
    County Health & Education Board RB (Belmont
    University Project) Series 1997 DN (SunTrust
    Bank LOC) (VMIG-1)
    3.64%(c)                                            08/07/06            3,000           3,000,000

                           BLACKROCK LIQUIDITY FUNDS
                            SCHEDULE OF INVESTMENTS
                              MUNIFUND (CONTINUED)

JULY 31, 2006 (UNAUDITED)

                                                                           PAR
                                                       MATURITY           (000)            VALUE
                                                      ----------   ------------------   -----------
MUNICIPAL BONDS (Continued)
Tennessee (continued)
  Metropolitan Government of Nashville & Davidson
    County IDRB (Trevecca Nazarene Project)
    Series 2003 DN (SunTrust Bank LOC)
    (VMIG-1, F-1+)
    3.64%(c)                                          08/07/06          $  5,000        $ 5,000,000
  Washington County IDRB (Springbrook Properties
    Project) Series 1996 DN (SunTrust Bank LOC)
    (A-1+, VMIG-1)
    3.64%(c)                                          08/07/06               600            600,000
                                                                                        ===========
                                                                                         36,240,000
                                                                                        -----------
Texas - 9.6%
  ABN AMRO Munitops Certificates Trust GO Series
    2006-8 DN (PSF Guaranty, ABN AMRO Bank
    SBPA) (VMIG-1)
    3.69%(b)(c)                                       08/07/06            11,565         11,565,000
  Austin Convention Enterprises, Inc. RB (Citibank
    Trust Receipts) Series 2006R ROC-II-511CE DN
    (Citigroup Guaranty) (VMIG-1)
    3.70%(b)(c)                                       08/07/06             9,200          9,200,000
  Austin Water & Wastewater System RB (Wachovia
    Merlots Trust Receipts) Series 2000 DN (MBIA
    Insurance) (VMIG-1)
    3.58%(b)(c)                                       08/07/06             2,475          2,475,000
  Clear Creek ISD GO Series 2005-04 DN (Wachovia
    Bank N.A. LOC) (VMIG-1)
    3.58%(b)(c)                                       08/07/06             5,100          5,100,000
  Comal ISD GO Series 2005 DN (Bank of New York
    LOC) (A-1, VMIG-1)
    3.72%(b)(c)                                       08/07/06             2,260          2,260,000
  De Soto ISD RB (Citigroup Trust Receipts) Series
    2004R-2107-ROC-II DN (PSF Guaranty,
    Citigroup Global Markets Liquidity Facility)
    (A-1+)
    3.68%(b)(c)                                       08/07/06             6,110          6,110,000
  Eagle Mountain & Saginaw ISD GO (Municipal
    Securities Trust Receipts) Series 2003 SGA-141
    DN (PSF Guaranty, Societe Generale Liquidity
    Facility) (A-1+)
    3.68%(b)(c)                                       08/07/06             4,000          4,000,000
  Harris County RB (Citibank Trust Receipts) Series
    2002-1029-ROC-II DN (FSA Insurance) (A-1+)
    3.68%(b)(c)                                       08/07/06             1,880          1,880,000
  Harrison County Health Facilities Development
    Corp. RB (Marshall Regional Medical Center
    Project) Series 2006 DN (AmSouth Bank N.A.
    LOC) (VMIG-1)
    3.74%(c)                                          08/07/06            10,000         10,000,000
  Houston ISD Putters Trust Receipts GO Series
    2005 DN (PSF Guaranty) (VMIG-1)
    3.68%(b)(c)                                       08/07/06             5,350          5,350,000
  Houston Water & Sewer Trust Certificates RB
    Series 2006A-5015 MB (MBIA Insured, Branch
    Banking & Trust Liquidity Facility) (VMIG-1)
    3.85%(b)                                          06/20/07            14,940         14,940,000
  Lower Colorado River Authority RB (Wachovia
    Merlots Trust Receipts) Series 2000 DN (FSA
    Insurance, Wachovia Bank N.A. SBPA)
    (Aaa, VMIG-1)
    3.69%(b)(c)                                       08/07/06             2,000          2,000,000
  Lower Neches Valley Authority PCRB (Chevron
    USA, Inc. Project) Series 1987 MB
    (Chevron-Texaco Guaranty) (A-1+, P-1)
    3.35%                                             08/15/06             9,395          9,395,000

                                                                           PAR
                                                       MATURITY           (000)            VALUE
                                                      ----------   ------------------   -----------
MUNICIPAL BONDS (Continued)
Texas (continued)
  Municipal Securities Pool Trust Receipts GO
    Series 2005A-234 BAN (PSF Guaranty, Bear
    Stearns SBPA) (VMIG-1)
    3.74%(b)                                          08/07/06          $  7,155        $ 7,155,000
  Socorro ISD GO (Citigroup Trust Receipts) Series
    2005 ROC-II R-2222 DN (PSF Guaranty) (F-1+)
    3.68%(b)(c)                                       08/07/06             2,495          2,495,000
  Texas A&M University RB (Citibank Trust
    Receipts) Series 2003R-4005 ROC-II DN
    (Citibank Liquidity Facility, Texas Permanent
    School Funding) (VMIG-1)
    3.68%(b)(c)                                       08/07/06             4,955          4,955,000
  Texas GO (Morgan Stanley Trust Receipts) Series
    2005-1147 DN (Morgan Stanley SBPA) (F-1+)
    3.68%(b)(c)                                       08/07/06             4,010          4,010,000
  Texas GO (Municipal Trust Receipts) Series 2005A
    SGB-58 DN (Societe Generale Liquidity Facility)
    (A-1+)
    3.68%(b)(c)                                       08/07/06             5,900          5,900,000
  Texas GO Series 2005 TRAN (SP-1+, MIG-1)
    4.50%                                             08/31/06           101,435        101,505,453
  Texas Student Housing Authority RB (Merrill
    Lynch P-Float Trust Receipts) Series 2005
    PT-3101 DN (Merrill Lynch Guaranty) (F-1+)
    3.73%(b)(c)                                       08/07/06             4,240          4,240,000
  Texas Tech University RB (Bear Stearns Trust
    Receipts) Series 2002A DN (MBIA Insurance)
    (A-1)
    3.68%(b)(c)                                       08/07/06            13,630         13,630,000
  University of Texas Permanent University Fund RB
    (Citibank Trust Receipts) Series 2005-ROC-
    II-R-2194 DN (Liquidity Facility Citigroup)
    (VMIG-1)
    3.68%(b)(c)                                       08/07/06            11,860         11,860,000
  University of Texas Permanent University Fund RB
    (Municipal Trust Receipts) Series 2004-SGB-55
    DN (Societe Generale SBPA) (A-1+)
    3.68%(b)(c)                                       08/07/06             6,690          6,690,000
  University of Texas RB (Wachovia Merlots Trust
    Receipts) Series 2003B-14 DN (Wachovia Bank
    N.A. SBPA) (VMIG-1)
    3.69%(b)(c)                                       08/07/06             6,250          6,250,000
                                                                                        ===========
                                                                                        252,965,453
                                                                                        -----------
Utah - 0.2%
  Intermountain Power Agency Power Supply RB
    Series 1985E DN (A-1+, VMIG-1)
    3.60%(c)                                          08/01/06             3,260          3,260,000
  Jordanelle Special Services District RB (Tuhaye
    Project) Series 2005 DN (Wells Fargo Bank N.A.
    LOC) (A-1+)
    3.65%(c)                                          08/07/06             2,500          2,500,000
                                                                                        ===========
                                                                                          5,760,000
                                                                                        -----------
Vermont - 0.8%
  Vermont Economic Development Authority RB
    (Green Mountain College Project) Series 2003A
    DN (Key Bank N.A. LOC)
    3.71%(c)                                          08/07/06             7,775          7,775,000

                           BLACKROCK LIQUIDITY FUNDS
                            SCHEDULE OF INVESTMENTS
                              MUNIFUND (CONTINUED)

JULY 31, 2006 (UNAUDITED)

                                                                            PAR
                                                        MATURITY           (000)            VALUE
                                                       ----------   ------------------   ----------
MUNICIPAL BONDS (Continued)
Vermont (continued)
  Vermont Educational & Health Buildings
    Financing Agency RB (Rutland Medical Center
    Project) Series 2001A DN (National
    Westminster Bank LOC) (A-1)
    3.70%(c)                                           08/07/06          $ 3,400         $3,400,000
  Winooski Special Obligation Bonds Series 2006A
    DN (TD BankNorth N.A. LOC) (VMIG-1)
    3.71%(c)                                           08/01/06            9,900          9,900,000

                                                                                         ==========
                                                                                         21,075,000
                                                                                         ----------
Virginia - 1.5%
  Chesterfield County IDRB (Merrill Lynch Trust
    Receipts) Series 2003 PT-886 DN (Merrill Lynch
    & Co. Guaranty) (F-1+)
    3.73%(b)(c)                                        08/07/06           24,995         24,995,000
  Chesterfield County IDRB (P-Float Trust Receipts)
    Series 2004 PT-2133 DN (Merrill Lynch & Co.
    Guaranty, Merrill Lynch Capital Services SBPA)
    (F-1+, AA-)
    3.73%(b)(c)                                        08/07/06            9,750          9,750,000
  Hampton Roads Regional Jail Authority Facilities
    RB (Citibank Trust Receipts) Series 2004
    ROC-RR-II-R-2156 DN (MBIA Insurance,
    Citibank Liquidity Facility) (VMIG-1)
    3.68%(b)(c)                                        08/07/06            1,300          1,300,000
  Loudoun County IDRB (Howard Hughes Medical
    Institute Project) Series 2003E DN
    (A-1+, VMIG-1)
    3.65%(c)                                           08/01/06              875            875,000
  Tobacco Settlement Financing Corp. RB (P-Float
    Trust Receipts) Series 2005 PA-1303 DN
    (Merrill Lynch & Co. Guaranty, Merrill Lynch
    Capital Services SBPA) (F-1+)
    3.70%(b)(c)                                        08/07/06            2,000          2,000,000
  Virginia Public School Authority RB (ROC Trust
    Receipts) Series 2003R-4050-ROC-II DN
    (Citigroup Liquidity Facility) (A-1+)
    3.68%(b)(c)                                        08/07/06              100            100,000
                                                                                         ==========
                                                                                         39,020,000
                                                                                         ----------
Washington - 2.1%
  King County School District Bear Stearns
    Municipal Securities Trust Certificates RB
    (Highline Public Schools Project) Series 2002
    DN (FGIC Insurance) (A-1)
    3.68%(b)(c)                                        08/07/06           11,750         11,750,000
  Seattle GO (Bear Stearns Municipal Trust
    Receipts) Series 2003 SGA-142 DN (Societe
    Generale SBPA) (A-1+)
    3.68%(b)(c)                                        08/07/06            4,000          4,000,000
  Seattle Municipal Light & Power RB (Wachovia
    Merlots Trust Receipts) Series 2001A-56 DN
    (FSA Insurance, Wachovia Bank N.A. Liquidity
    Facility) (VMIG-1)
    3.69%(b)(c)                                        08/07/06            7,390          7,390,000
  Spokane County School District No. 081 GO
    (Citibank Trust Receipts) Series 2003R-ROC-
    II-4000 DN (FSA Insurance, Citibank Liquidity
    Facility) (VMIG-1)
    3.68%(b)(c)                                        08/07/06            3,550          3,550,000
  Washington GO (Piper Jaffray Trust Certificates)
    Series 2002G DN (Bank of New York LOC)
    (VMIG-1)
    3.69%(b)(c)                                        08/07/06            5,170          5,170,000

                                                                            PAR
                                                        MATURITY           (000)            VALUE
                                                       ----------   ------------------   ----------
MUNICIPAL BONDS (Continued)
Washington (continued)
  Washington State Health Care Facilities Authority
    RB (Seattle Cancer Care Projects) Series 2005
    DN (Key Bank N.A. LOC) (A-1)
    3.66%(c)                                           08/03/06          $ 4,250         $4,250,000
  Washington State Housing Finance Committee
    Non-Profit Housing RB (YMCA Tacoma & Pierce
    Project) Series 1998A DN (Key Bank N.A. LOC)
    (A-1, VMIG-1)
    3.66%(c)                                           08/07/06            3,155          3,155,000
  Washington State Housing Finance Committee
    Non-Profit Housing RB (YMCA Tacoma & Pierce
    Project) Series 1998B DN (Key Bank N.A. LOC)
    (A-1, VMIG-1)
    3.66%(c)                                           08/07/06            4,290          4,290,000
  Washington State Merlot Trust Receipts DN
    (Wachovia Bank SBPA) (A-1+)
    3.69%(c)                                           08/07/06           12,500         12,500,000
                                                                                         ==========
                                                                                         56,055,000
                                                                                         ----------
West Virginia - 0.3%
  West Virginia Economic Development Authority
    RB (Juvenile Correctional Project) Series 2002A
    DN (MBIA Insurance, Bear Stearns Capital
    Markets Liquidity Facility) (A-1)
    3.68%(b)(c)                                        08/07/06            4,990          4,990,000
  West Virginia University RB (Merrill Lynch P-Float
    Trust Receipts) Series 2005 PZ-56 DN (AMBAC
    Insurance, Merrill Lynch SBPA) (F-1+)
    3.71%(b)(c)                                        08/07/06            2,215          2,215,000
                                                                                         ==========
                                                                                          7,205,000
                                                                                         ----------
Wisconsin - 1.5%
  Appleton Redevelopment Authority RB (Fox City
    Project) Series 2001B DN (Bank One N.A. LOC)
    (VMIG-1)
    3.68%(c)                                           08/07/06            8,100          8,100,000
  Milwaukee Redevelopment Authority RB (Yankee
    Hill Apartments Project) Series 2005 DN (Wells
    Fargo Bank N.A. LOC) (A-1+)
    3.60%(c)                                           08/07/06            1,700          1,700,000
  Southeast Wisconsin Professional Baseball Park
    RB (Wachovia Merlots Trust Receipts) Series
    2000Y DN (MBIA Insurance, Wachovia Bank N.A.
    SBPA) (VMIG-1)
    3.69%(b)(c)                                        08/07/06            5,280          5,280,000
  Wisconsin Health & Educational Facilities
    Authority RB (Edgewood College Project) Series
    1997 DN (Bank One N.A. LOC)
    3.71%(c)                                           08/07/06            5,840          5,840,000
  Wisconsin Health & Educational Facilities
    Authority RB (Oakwood Village Project) Series
    2000B DN (Marshall & Ilsley Bank LOC) (A-1)
    3.67%(c)                                           08/07/06            2,420          2,420,000
  Wisconsin Health & Educational Facilities
    Authority RB (St. John's Community Project)
    Series 2005 DN (Radian Asset Assurance, Inc.)
    (F-1)
    3.67%(c)                                           08/07/06            5,000          5,000,000

                           BLACKROCK LIQUIDITY FUNDS
                            SCHEDULE OF INVESTMENTS
                              MUNIFUND (CONCLUDED)

JULY 31, 2006 (UNAUDITED)

                                                                       PAR
                                                       MATURITY       (000)        VALUE
                                                      ----------   ---------- -------------
MUNICIPAL BONDS (Continued)
Wisconsin (continued)
  Wisconsin Health & Educational Facilities
    Authority RB (St. Joseph's Community Hospital
    Project) Series 2001 DN (Marshall & Ilsley Bank
    LOC) (A-1)
    3.67%(c)                                          08/07/06     $10,300    $   10,300,000
                                                                              ==============
                                                                                  38,640,000
                                                                              --------------

TOTAL INVESTMENTS IN SECURITIES -
99.4%
  (Cost $2,615,715,515(a))                                                     2,615,715,515
OTHER ASSETS IN EXCESS OF
  LIABILITIES - 0.6%                                                              14,849,670
                                                                              --------------
NET ASSETS -  100.0%                                                          $2,630,565,185
                                                                              ==============

-------------------

(a)  Aggregate cost for federal income tax purposes.
(b)  Security exempt from registration under Rule 144A of the Securities Act of
     1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors. As of July 31,
     2006, the Fund held 36.9% of its net assets, with a current market value of
     $969,665,000, in securities restricted as to resale.
(c)  Rates shown are the rates as of July 31, 2006 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.

                           BLACKROCK LIQUIDITY FUNDS
                            SCHEDULE OF INVESTMENTS
                                    MUNICASH

JULY 31, 2006 (UNAUDITED)

                                                                            PAR
                                                        MATURITY           (000)            VALUE
                                                       ----------   ------------------   ----------
MUNICIPAL BONDS - 99.7%
Alabama - 6.6%
  Brundidge IDRB (Carter Brothers Project) Series
    2001 AMT DN (Southtrust Bank LOC)
    3.81%(b)                                           08/07/06          $   900         $  900,000
  Dothan GO Series 2005 MB (AMBAC Insurance)
    5.00%                                              09/01/06              400            400,428
  Jefferson County Economic IDA RB (Conversion
    Technologies Project) Series 2006A AMT DN
    (First Commercial Bank LOC)
    3.74%(b)                                           08/07/06            1,370          1,370,000
  Jefferson County GO Warrants Series 2001B DN
    (Morgan Guaranty Trust , Bayerische
    Landesbank Girozentrale SBPA) (A-1+, VMIG-1)
    3.64%(b)                                           08/01/06           69,800         69,800,000
  Tuscaloosa IDRB Series 2000A AMT DN
    (Southtrust Bank LOC)
    3.81%(b)                                           08/07/06            1,300          1,300,000
  Vestavia Hills GO Series 2004B DN (Wachovia
    Bank LOC) (VMIG-1)
    3.74%(b)                                           08/07/06            1,800          1,800,000
                                                                                         ==========
                                                                                         75,570,428
                                                                                         ----------
Arizona - 1.5%
  Cochise County Solid Waste Disposal PCRB
    (Arizona Natural Utilities Co-op, Inc. Project)
    Series 1994 AMT DN (A-1, VMIG-1)
    3.40%(b)                                           09/01/06           10,000         10,000,000
  Phoenix IDA Multi-Family Housing RB (Merrill
    Lynch P-Floats Trust Receipts) Series
    2005-PT-2940 AMT DN (Merrill Lynch & Co.
    SBPA)
    3.77%(b)(c)                                        08/07/06            7,465          7,465,000
                                                                                         ==========
                                                                                         17,465,000
                                                                                         ----------
California - 0.3%
  California Statewide Communities Development
    Authority Multi-Family RB (Merrill Lynch
    P-Float Trust Receipts) Series 2003 PT-2001
    AMT DN (Merrill Lynch & Co. Guaranty)
    3.74%(b)(c)                                        08/07/06            2,460          2,460,000
  Puttable Floating Tax Exempt Receipts Series
    2005 DN (FGIC, MBIA & FSA Insurance, Merrill
    Lynch SBPA) (F-1+)
    3.74%(b)(c)                                        08/07/06            1,270          1,270,000
                                                                                         ==========
                                                                                          3,730,000
                                                                                         ----------
Colorado - 0.2%
  Colorado Health Facilities Authority Economic
    Development RB (Johnson Publishing Co.
    Project) Series 1999A AMT DN (Bank One N.A.
    LOC) (A1)
    3.88%(b)                                           08/07/06            1,065          1,065,000
  Denver City & County Airport RB Series 1996B MB
    (MBIA Insurance) (AAA, Aaa)
    6.25%                                              11/15/06            1,300          1,310,900
                                                                                         ==========
                                                                                          2,375,900
                                                                                         ----------
Connecticut - 1.3%
  Connecticut Health & Educational Facilities
    Authority RB (Yale University Project) Series
    1999U-2 DN (A-1+, VMIG-1)
    3.60%(b)                                           08/07/06           14,300         14,300,000
                                                                                         ----------

                                                                            PAR
                                                        MATURITY           (000)            VALUE
                                                       ----------   ------------------   ----------
MUNICIPAL BONDS (Continued)
District of Columbia - 0.8%
  District of Columbia Enterprise Zone RB (NJA
    Hotel LLC Issue Project) Series 2004 AMT DN
    (Bank of Scotland LOC) (VMIG-1)
    3.74%(b)                                           08/07/06          $ 5,000         $5,000,000
  District of Columbia Housing Finance Agency
    Multi-Family RB Series 2006-2005G AMT DN
    (Goldman Sachs Liquidity Facilities) (F1+)
    3.77%(b)(c)                                        08/07/06            2,125          2,125,000
  District of Columbia Housing Finance Agency RB
    Series 2004 PT-2391 DN (MBIA Insurance,
    Merrill Lynch & Co. SBPA) (F-1+)
    3.77%(b)(c)                                        08/07/06            2,435          2,435,000
                                                                                         ==========
                                                                                          9,560,000
                                                                                         ----------
Florida - 4.1%
  Dade County Solid Waste System Special
    Obligation RB Series 1996 MB (AMBAC
    Insurance) (AAA, Aaa)
    6.00%                                              10/01/06              400            401,597
  Greater Orlando Aviation Authority RB (Special
    Purpose Cessna Aircraft Project) Series 2001
    AMT DN (Textron, Inc. Guaranty) (A-2, P-1)
    4.74%(b)                                           08/07/06            6,000          6,000,000
  Hillsborough County Utilities RB (Junior Lien
    Project) Series 2001 MB (AMBAC Insurance)
    (AAA)
    5.00%                                              08/01/06              500            500,000
  Jacksonville Economic Development Commission
    IDRB (Glasfloss Industries, Inc. Project) Series
    2002 AMT DN (Huntington National Bank LOC)
    3.90%(b)(c)                                        08/07/06            1,940          1,940,000
  Jacksonville Economic Development Commission
    IDRB (Tremron Jacksonville Project) Series
    2000 AMT DN (Branch Banking & Trust Co.
    LOC)
    3.78%(b)                                           08/03/06            2,170          2,170,000
  Lee County IDRB (Raymond Building Supply Corp.
    Project) Series 1997 AMT DN (SunTrust Bank
    LOC)
    3.78%(b)                                           08/07/06            2,260          2,260,000
  Palm Beach School Board COP Series 2003A MB
    (AMBAC Insurance) (AAA, Aaa)
    2.00%                                              08/01/06            2,000          2,000,000
  Pinellas County Health Facilities Authority RB
    (Bay Care Health Project) Series 2003A-1 MB
    (MBIA Insured) (Aaa)
    5.00%                                              11/15/06            1,500          1,507,268
  Pinellas County IDRB Series 2004 AMT DN (Trinity
    Insurance, Wachovia Bank N.A. LOC, Rabobank
    SBPA) (VMIG-1)
    3.81%(b)                                           08/07/06            2,250          2,250,000
  Putnam County Development Authority PCRB
    (Seminole Electric Co-op Project) Series 1984D
    MB (National Rural Utilities LOC) (A-1)
    3.58%                                              12/15/06            9,780          9,777,379
  Putnam County Development Authority PCRB
    (Seminole Electric Co-op Project) Series
    1984H-3 DN (National Rural Utilities LOC)
    (A-1, MIG-1)
    3.43%(b)                                           09/15/06           10,325         10,325,000

                           BLACKROCK LIQUIDITY FUNDS
                            SCHEDULE OF INVESTMENTS
                              MUNICASH (CONTINUED)

JULY 31, 2006 (UNAUDITED)

                                                                           PAR
                                                       MATURITY           (000)            VALUE
                                                      ----------   ------------------   ----------
MUNICIPAL BONDS (Continued)
Florida (continued)
  Putnam County Development Authority PCRB
    (Seminole Electric Co-op Project) Series
    2003H-4 MB (National Rural Utilities Guaranty)
    (A-1)
    3.43%                                             09/15/06          $ 6,425         $6,425,000
  Sunrise Utilities System RB Series 1996A MB
    (Kredietbank LOC) (AAA, Aaa)
    5.75%                                             10/01/06              740            750,290
                                                                                        ==========
                                                                                        46,306,534
                                                                                        ----------
Georgia - 3.0%
  Albany GO Series 2006 TAN
    3.35%                                             12/29/06            2,295          2,295,000
  Cartersville Development Authority RB (Aquafil
    USA, Inc. Project) Series 2005 AMT DN (Branch
    Banking & Trust Bank LOC)
    3.78%(b)                                          08/07/06            2,000          2,000,000
  Gainesville Housing Authority RB Series 2003
    PT-1985 DN (Merrill Lynch & Co. Guaranty,
    Merrill Lynch SBPA)) (F-1+)
    3.77%(b)(c)                                       08/07/06            3,445          3,445,000
  Gordon County IDRB (Aladdin Manufacturing
    Corp. Project) Series 1997A AMT DN (Wachovia
    Bank N.A. LOC)
    3.74%(b)                                          08/07/06            1,000          1,000,000
  Gordon County IDRB (Aladdin Manufacturing
    Corp. Project) Series 1997B DN (Wachovia Bank
    N.A. LOC)
    3.74%(b)                                          08/07/06            1,000          1,000,000
  Griffin-Spalding County IDRB (Woodland
    Industries Project) Series 2000 AMT DN
    (Wachovia Bank N.A. LOC) (A-1+)
    3.76%(b)                                          08/07/06            1,550          1,550,000
  Laurens County IDRB (Aladdin Manufacturing
    Corp. Project) Series 1997 AMT DN (Wachovia
    Bank N.A. LOC)
    3.74%(b)                                          08/07/06            1,000          1,000,000
  Municipal Electric Authority (PJ One Project)
    Series 1994E DN (FSA Insurance, Dexia Bank
    SBPA) (A-1+, VMIG-1)
    3.55%(b)                                          08/07/06           19,000         19,000,000
  Whitefield County Educational Development
    Authority RB (Aladdin Solid Waste Disposal
    Project) Series 1999 AMT DN (Wachovia Bank
    N.A. LOC)
    3.74%(b)                                          08/07/06            3,100          3,100,000
                                                                                        ==========
                                                                                        34,390,000
                                                                                        ----------
Illinois - 1.7%
  Chicago IDRB (Promise Candy Project) Series
    2001 AMT DN (Lasalle National Bank LOC)
    3.77%(b)                                          08/07/06            3,295          3,295,000
  Elmhurst IDRB (Randall Manufacturing Project)
    Series 2002 AMT DN (Lasalle National Bank
    LOC) (A-1+)
    3.84%(b)                                          08/07/06            1,615          1,615,000
  Illinois Development Finance Authority IDRB
    (Alternative Behavior Treatment Project) Series
    2005 DN (J.P. Morgan Chase Bank LOC)
    3.76%(b)                                          08/07/06            1,500          1,500,000
  Illinois Development Finance Authority IDRB
    (Cano Packaging Corp. Project) Series 2001
    AMT DN (Lasalle National Bank LOC)
    3.82%(b)                                          08/07/06            2,150          2,150,000

                                                                           PAR
                                                       MATURITY           (000)            VALUE
                                                      ----------   ------------------   ----------
MUNICIPAL BONDS (Continued)
Illinois (continued)
  Illinois Development Finance Authority IDRB
    (Freedman Seating Co. Project) Series 2005
    AMT DN (Lasalle Bank N.A. LOC) (A-1)
    3.75%(b)                                          08/07/06          $ 2,240         $2,240,000
  Illinois Development Finance Authority IDRB
    (Harbortown Industries Project) Series 2000A
    AMT DN (Lasalle National Bank LOC)
    3.80%(b)                                          08/07/06            2,000          2,000,000
  Illinois Development Finance Authority IDRB
    (Mason Corp. Project) Series 2000A AMT DN
    (Lasalle National Bank LOC)
    3.80%(b)                                          08/07/06            4,455          4,455,000
  Springfield Community Improvement RB Series
    2000 AMT DN (National City Bank N.A. LOC)
    3.87%(b)                                          08/07/06              425            425,000
  Upper River Valley IDRB (Advanced Drainage
    System Project) Series 2002 AMT DN (National
    City Bank N.A. LOC)
    3.77%(b)                                          08/07/06            1,600          1,600,000
                                                                                        ==========
                                                                                        19,280,000
                                                                                        ----------
Indiana - 2.7%
  Anderson Economic Development RB (Printer
    Zink, Inc. Project) Series 2004A DN (U.S.
    Bancorp LOC) (A-1+)
    3.81%(b)                                          08/07/06            2,230          2,230,000
  Elkhart County Industrial Economic Development
    RB (Four Seasons Manufacturing, Inc. Project)
    Series 2000 AMT DN (National City Bank N.A.
    LOC)
    3.82%(b)                                          08/07/06              985            985,000
  Fort Wayne Economic Development Authority RB
    (Advanced Machine & Tool Project) Series 2001
    AMT DN (National City Bank N.A. LOC)
    3.82%(b)                                          08/07/06            1,620          1,620,000
  Huntingburg Multi-Family RB (Lincoln Village
    Apartments Project) Series 2000 AMT DN
    (Federal Home Loan Bank Guaranty)
    3.78%(b)                                          08/07/06            2,250          2,250,000
  Indiana Development Finance Authority IDRB
    (Republic Services, Inc. Project) Series 2005
    AMT DN (VMIG-2)
    3.99%(b)                                          08/01/06            5,300          5,300,000
  Indiana Development Finance Authority Economic
    Development RB (Saroyan Hardwoods, Inc.
    Project) Series 1994 AMT DN (Fifth Third Bank
    N.A. LOC)
    4.03%(b)                                          08/07/06              650            650,000
  Indiana Development Finance Authority Economic
    Development RB (Timerland Resources Project)
    Series 2001 DN (Southtrust Bank LOC)
    3.81%(b)                                          08/07/06              570            570,000
  Indiana Development Finance Authority IDRB
    Series 2000 AMT DN (Bank One N.A. LOC)
    3.76%(b)                                          08/07/06            5,200          5,200,000
  Indiana Economic Development Finance Authority
    RB (Morris Manufacturing & Sales Corp.
    Project) Series 2002 AMT DN (National City
    Bank N.A. LOC)
    3.77%(b)                                          08/07/06            1,600          1,600,000
  Jeffersonville Economic Development Authority
    RB (Scansteel Project) Series 1998 AMT DN
    (National City Bank N.A. LOC)
    3.87%(b)                                          08/07/06              960            960,000

                           BLACKROCK LIQUIDITY FUNDS
                            SCHEDULE OF INVESTMENTS
                              MUNICASH (CONTINUED)

JULY 31, 2006 (UNAUDITED)

                                                                            PAR
                                                        MATURITY           (000)            VALUE
                                                       ----------   ------------------   ----------
MUNICIPAL BONDS (Continued)
Indiana (continued)
  Kendallville Economic Developmental Authority
    RB (Parts Finishing Group Project) Series 2006
    DN (Huntington National Bank LOC)
    3.90%(b)                                           08/07/06          $ 3,000         $3,000,000
  Orleans Economic Development RB (Almana LLC
    Project) Series 1995 AMT DN (National City
    Bank N.A. LOC)
    3.80%(b)                                           08/07/06            2,000          2,000,000
  Scottsburg Economic Development Authority RB
    (American Plastic Corp. Project) Series 2000
    AMT DN (National City Bank N.A. LOC)
    3.87%(b)                                           08/07/06              900            900,000
  St. Joseph County Industrial Economic
    Development RB (Midcorr Land Development
    LLC Project) Series 2002 DN (National City
    Bank N.A. LOC)
    3.77%(b)                                           08/07/06            3,235          3,235,000
                                                                                         ==========
                                                                                         30,500,000
                                                                                         ----------
Iowa - 0.4%
  Clear Lake Development RB (Joe Corbis Pizza
    Project) Series 2006 AMT DN (M&T Bank LOC)
    3.79%(b)                                           08/07/06            3,500          3,500,000
  Dallas County IDRB (Sioux City Brick Project)
    Series 2000A AMT DN (First Bank Systems LOC)
    3.88%(b)                                           08/07/06            1,000          1,000,000
  West Burlington IDRB (Borghi Oilhydraulic
    Project) Series 2001A AMT DN (Bank One N.A.
    LOC)
    3.88%(b)                                           08/07/06              220            220,000
                                                                                         ==========
                                                                                          4,720,000
                                                                                         ----------
Kansas - 1.3%
  Kansas Development Finance Authority
    Multi-Family RB (Merrill Lynch P-Floats Trust
    Receipts) Series 2005-2947 AMT DN (Merrill
    Lynch & Co. SBPA, MBIA Insurance) (AAA, F1+)
    3.77%(b)(c)                                        08/07/06            7,015          7,015,000
  Kansas Development Finance Authority RB
    (Delaware Highlands Project) Series 2005C DN
    (Federal Home Loan Bank, Arvest Bank LOC)
    3.74%(b)                                           08/07/06            2,250          2,250,000
  Kansas Development Finance Authority RB
    (Regents Rehabilitation Board Project) Series
    1997G-2 (AMBAC Insurance) (AAA)
    5.50%                                              10/01/06            1,500          1,504,563
  Lansing Multi-Family RB (Merrill Lynch P-Float
    Trust Receipts) Series 2005-2508 AMT DN
    (Merrill Lynch & Co. Guaranty, Merrill Lynch
    SBPA) (F-1+)
    3.77%(b)(c)                                        08/07/06            4,270          4,270,000
                                                                                         ==========
                                                                                         15,039,563
                                                                                         ----------
Kentucky - 2.6%
  City of Wilder Industrial Building RB (Saratoga
    Investments LP Project) Series 1998 AMT DN
    (Fifth Third Bank N.A. LOC)
    3.82%(b)                                           08/07/06              900            900,000
  Clark County PCRB (Eastern Kentucky Power
    Project) Series 1984J-2 MB (National Rural
    Co-op Utilities Guaranty) (A-1, MIG-1)
    3.68%                                              10/16/06            5,300          5,300,000
  Clark County PCRB (Kentucky Power National
    Rural Project) Series 1984J-1 MB (A-1, P-1)
    3.68%                                              10/16/06            5,305          5,305,000

                                                                            PAR
                                                        MATURITY           (000)            VALUE
                                                       ----------   ------------------   ----------
MUNICIPAL BONDS (Continued)
Kentucky (continued)
  Dayton IDRB (Ramkat Enterprise Project) Series
    2001 AMT DN (First Bank Systems LOC)
    3.87%(b)                                           08/07/06          $ 1,860         $1,860,000
  Elsmere IDRB (International Mold Steel, Inc.
    Project) Series 1996 AMT DN (Star Bank N.A.
    LOC)
    3.82%(b)                                           08/07/06            1,205          1,205,000
  Henderson Industrial Building RB (Shamrock
    Technologies Project) Series 1997 AMT DN
    (Wachovia Bank N.A. LOC)
    3.81%(b)(c)                                        08/07/06              491            491,000
  Jefferson County Industrial Building RB (Atlas
    Machine & Supply Co. Project) Series 1999 AMT
    DN (Bank One N.A. LOC)
    3.88%(b)                                           08/07/06            2,320          2,320,000
  Kentucky Economic Development Finance
    Authority Solid Waste Disposal RB (Republic
    Services, Inc. Project) Series 2005 AMT DN
    3.94%(b)                                           08/07/06           10,100         10,100,000
  Pulaski County Solid Waste Disposal RB (National
    Rural Utilities for East Kentucky Power Project)
    Series 1993B AMT MB (National Rural Utilities
    Guaranty) (MIG-1)
    3.42%                                              08/15/06            1,750          1,750,000
                                                                                         ==========
                                                                                         29,231,000
                                                                                         ----------
Louisiana - 1.1%
  Donaldsonville IDRB (John Folse & Co., Inc.
    Project) Series 2003 DN (Amsouth Bank LOC)
    3.74%(b)                                           08/07/06            2,150          2,150,000
  Lafayette Educational Development Authority RB
    (Holt County Project) Series 1990 DN (Rabo
    Bank Nederland LOC)
    3.94%(b)                                           08/07/06            2,850          2,850,000
  Louisiana Housing Finance Agency RB (Housing
    Restoration Project) Series 2002A AMT DN
    (Regions Bank LOC)
    3.79%(b)                                           08/07/06            2,050          2,050,000
  Louisiana Local Government Environmental
    Facilities Community Development Authority
    RB (Ouachita Christian School, Inc. Project)
    Series 2002 DN (Bank One N.A. LOC)
    3.89%(b)                                           08/07/06            1,340          1,340,000
  Lousiana State GO Series 1993 MB (MBIA
    Insurance) (AAA, Aaa)
    5.50%                                              08/01/06            1,180          1,180,000
  North Webster Parish IDRB (CSP Project) Series
    2001 AMT DN (Regions Bank N.A. LOC)
    3.74%(b)                                           08/07/06            2,630          2,630,000
                                                                                         ==========
                                                                                         12,200,000
                                                                                         ----------
Maine - 0.2%
  Maine Finance Authority RB (Brunswick
    Publishing Project) Series 2005 AMT DN
    (Suntrust Bank LOC)
    3.74%(b)                                           08/07/06            1,900          1,900,000
                                                                                         ----------
Maryland - 2.7%
  Maryland Community Development Adminis-
    tration Department of Housing & Community
    Development RB (Harbor City Project) Series
    1990C DN (M&T Bank Corp. LOC)
    3.71%(b)                                           08/07/06            3,130          3,130,000

                           BLACKROCK LIQUIDITY FUNDS
                            SCHEDULE OF INVESTMENTS
                              MUNICASH (CONTINUED)

JULY 31, 2006 (UNAUDITED)

                                                                             PAR
                                                         MATURITY           (000)            VALUE
                                                        ----------   ------------------   ----------
MUNICIPAL BONDS (Continued)
Maryland (continued)
  Maryland Department of Housing & Community
    Development RB (Residential Housing Project)
    Series 2006D MB (MIG-1)
    3.40%                                               03/07/07          $ 6,000         $6,000,000
  Maryland Economic Development Corp. RB
    (Canusa Hershman Project) Series 2005A AMT
    DN (Wachovia Bank N.A. LOC) (A-1+)
    3.71%(b)                                            08/07/06            2,345          2,345,000
  Maryland Economic Development Corp. RB (E.
    John Schmitz Project) Series 2000 AMT DN
    (Mercantile Safe & Deposit LOC) (A-1+)
    3.69%(b)                                            08/07/06            1,770          1,770,000
  Maryland Economic Development Corp. RB (Joe
    Corbis Pizza Project) Series 2000 AMT DN (M&T
    Bank Corp. LOC) (A-1)
    3.79%(b)                                            08/01/06            1,065          1,065,000
  Maryland Economic Development Corp. RB
    (Lithographing Co. Project) Series 2001 AMT DN
    (M&T Bank Corp. LOC) (A-1)
    3.79%(b)                                            08/07/06            2,770          2,770,000
  Maryland Economic Development Corp. RB
    (Pharmaceutics International Project) Series
    2001A AMT DN (M&T Bank Corp. LOC) (A-1)
    3.79%(b)                                            08/07/06            5,195          5,195,000
  Maryland Economic Development Corp. RB
    (Redrock LLC Facilities Project) Series 2002 DN
    (M&T Bank Corp. LOC) (VMIG-1)
    3.79%(b)                                            08/07/06            2,300          2,300,000
  Prince Georges County RB (Parsons Paper
    Facilities Project) Series 1987 DN (M&T Bank
    Corp. LOC)
    3.95%(b)                                            08/30/06            3,000          3,000,000
  Washington County RB (Conservit, Inc. Facility
    Project) Series 2004 DN (M&T Bank Corp. LOC)
    3.79%(b)                                            08/07/06            2,295          2,295,000
  Wicomico County Economic Development RB
    (Plymouth Tube Co. Project) Series 1996 AMT
    DN (Bank One N.A. LOC) (VMIG-1)
    3.88%(b)                                            08/07/06            1,200          1,200,000

                                                                                          ==========
                                                                                          31,070,000
                                                                                          ----------
Massachusetts - 1.8%
  Freetown Lakeville Regional School District GO
    Series 2005 BAN (SP-1+)
    4.25%                                               10/20/06            3,500          3,508,777
  Hopkinton GO Series 2005 BAN (SP-1+)
    4.00%                                               08/09/06            2,880          2,880,681
  Massachusetts Health & Educational Facilities
    Authority RB (Harvard University Project) Series
    2004GG-1 DN (A-1+, VMIG-1)
    3.52%(b)                                            08/07/06            2,000          2,000,000
  Massachusetts State Development Finance
    Authority RB (Chelsea Homes Project) Series
    2004A-1 MB (Bank of America LOC) (AAA)
    2.90%                                               12/15/06            1,525          1,521,653
  Peabody GO Series 2006 BAN (MIG-1)
    4.00%                                               09/26/06            5,000          5,005,735
  Worcester GO Series 2006 BAN (SP-1+, MIG-1)
    4.25%                                               11/10/06            5,000          5,013,126

                                                                                          ==========
                                                                                          19,929,972
                                                                                          ----------
Michigan - 7.2%
  Cedar Springs Public School District GO Series
    2005 BAN
    3.40%                                               08/22/06            1,400          1,400,298

                                                                             PAR
                                                         MATURITY           (000)           VALUE
                                                        ----------   ------------------   ----------
MUNICIPAL BONDS (Continued)
Michigan (continued)
  Detroit Economic Development Authority RB
    (Wachovia Merlots Trust Receipts) Series
    2001A-90 AMT DN (Wachovia Bank N.A. LOC)
    (VMIG-1)
    3.74%(b)(c)                                         08/07/06          $ 2,500         $2,500,000
  Detroit Water Supply System Reserve RB (Putter
    Trust Receipts) Series 2005-783 DN (FGIC
    Insurance, J.P. Morgan Liquidity Facility) (A-1+)
    3.51%(b)(c)                                         08/17/06           10,660         10,660,000
  Hartland School District GO Series 2005 BAN
    3.50%                                               08/24/06            6,805          6,806,659
  Michigan Building Authority RB (Facilities
    Program) Series 1996I MB (AMBAC Insurance)
    (AAA, Aaa)
    6.00%                                               10/01/06            1,000          1,004,475
  Michigan Municipal Bond Authority RB Series
    2005B-2 MB (J.P. Morgan Chase Bank LOC)
    (SP-1+)
    4.00%                                               08/18/06            5,900          5,902,882
  Michigan Strategic Fund Limited Obligation RB
    (America Group LLC Project) Series 2000 AMT
    DN (Bank One N.A. LOC)
    3.88%(b)                                            08/07/06            3,200          3,200,000
  Michigan Strategic Fund Limited Obligation RB
    (Bayloff Properties Project) Series 1998 AMT
    DN (National City Bank N.A. LOC)
    3.87%(b)                                            08/07/06            1,000          1,000,000
  Michigan Strategic Fund Limited Obligation RB
    (Conway Products Project) Series 2001 AMT DN
    (Comerica Bank N.A. LOC)
    3.80%(b)                                            08/07/06            1,925          1,925,000
  Michigan Strategic Fund Limited Obligation RB
    (Dow Chemical Project) Series 2003B-1 DN
    (A-2, P-2)
    3.75%(b)                                            08/07/06              300            300,000
  Michigan Strategic Fund Limited Obligation RB
    (G&B Tech LLC Project) Series 2005 AMT DN
    (Huntington Bank LOC)
    3.90%(b)                                            08/07/06            1,635          1,635,000
  Michigan Strategic Fund Limited Obligation RB
    (Hannah Technical Project) Series 2002 AMT DN
    (Comerica Bank N.A. LOC)
    3.80%(b)                                            08/07/06            3,600          3,600,000
  Michigan Strategic Fund Limited Obligation RB
    (K&K Management Co. Project) Series 2000
    AMT DN (Huntington Bank LOC)
    3.94%(b)                                            08/07/06            1,000          1,000,000
  Michigan Strategic Fund Limited Obligation RB
    (Kay Screen Printing, Inc. Project) Series 2000
    AMT DN (Bank One N.A. LOC)
    3.88%(b)                                            08/07/06            2,920          2,920,000
  Michigan Strategic Fund Limited Obligation RB
    (Midwest Glass Fabricators, Inc. Project) Series
    2001 DN (Bank of America N.A. LOC)
    3.90%(b)                                            08/07/06            2,275          2,275,000
  Michigan Strategic Fund Limited Obligation RB
    (PFG Enterprises, Inc. Project) Series 2001 AMT
    DN (Huntington National Bank LOC)
    3.94%(b)                                            08/07/06              390            390,000
  Michigan Strategic Fund Limited Obligation RB
    (Saginaw Production Corp. Project) Series 2001
    AMT DN (Comerica Bank N.A. LOC)
    3.80%(b)                                            08/07/06            2,445          2,445,000

                           BLACKROCK LIQUIDITY FUNDS
                            SCHEDULE OF INVESTMENTS
                              MUNICASH (CONTINUED)

JULY 31, 2006 (UNAUDITED)

                                                                              PAR
                                                          MATURITY           (000)            VALUE
                                                         ----------   ------------------   -----------
MUNICIPAL BONDS (Continued)
Michigan (continued)
  Michigan Strategic Fund Limited Obligation RB
    (Total Business Systems Project) Series 1998
    AMT DN (Comerica Bank N.A. LOC)
    3.80%(b)                                             08/07/06          $ 2,210         $ 2,210,000
  Oakland County Economic Development Corp.
    Limited Obligation RB (Academy of Sacred
    Heart Project) Series 2002 DN (VMIG-1)
    3.71%(b)                                             08/07/06            7,665           7,665,000
  Oakland County Economic Development Corp. RB
    (Exhibit Enterprises, Inc. Project) Series 2004
    AMT DN (Commerce Bank LOC)
    3.80%(b)                                             08/07/06            5,895           5,895,000
  Oakland County Educational Limited Obligation
    RB Series 2000 AMT DN (Bank One N.A. LOC)
    3.77%(b)                                             08/07/06            4,400           4,400,000
  Pinconning Area Schools GO Series 2005 BAN
    3.25%                                                08/18/06            2,150           2,150,243
  Zeeland Hospital Finance Authority RB (Zeeland
    Community Hospital Project) Series 2004 DN
    (Huntington National Bank LOC) (A-1)
    3.80%(b)                                             08/07/06           10,600          10,600,000
                                                                                           ===========
                                                                                            81,884,557
                                                                                           -----------
Minnesota - 0.2%
  Becker IDRB (Plymouth Foam Project) Series
    2004 AMT DN (Associated Bank N.A. LOC)
    3.84%(b)                                             08/07/06            2,500           2,500,000
                                                                                           -----------
Mississippi - 0.1%
  Mississippi Development Bank Special Obligation
    RB (Wachovia Merlots Trust Receipts) Series
    2000HH DN (AMBAC Insurance, Wachovia Bank
    SBPA) (Aaa, VMIG-1)
    3.88%(b)(c)                                          08/07/06            1,000           1,000,000
                                                                                           -----------
Missouri - 0.9%
  Bridgeton IDRB (Gold Dust LLC Project) Series
    2000A AMT DN (Commerce Bank N.A. LOC)
    3.84%(b)                                             08/07/06            1,125           1,125,000
  St. Charles County IDRB (Austin Machine Co.
    Project) Series 2003A DN (Bank of America N.A.
    LOC)
    3.81%(b)                                             08/07/06            1,920           1,920,000
  St. Charles County IDRB (Patriot Machine, Inc.
    Project) Series 2002 AMT DN (U.S. Bank N.A.
    LOC)
    3.79%(b)                                             08/07/06            3,275           3,275,000
  St. Louis IDRB Series 2005A DN (Marshall & Ilsley
    Bank LOC) (A-1)
    3.79%(b)                                             08/07/06            3,480           3,480,000
                                                                                           ===========
                                                                                             9,800,000
                                                                                           -----------
Montana - 0.1%
  Montana Housing Board RB (Wachovia Merlots
    Trust Receipts) Series 2002A-19 AMT DN
    (Wachovia Bank N.A. LOC) (VMIG-1)
    3.74%(b)(c)                                          08/07/06            1,665           1,665,000
                                                                                           -----------
Multi-State - 5.5%
  Clipper Tax-Exempt Certificates Trust RB
    (Certified Partner Multi-State Project) Series
    2005-31 AMT DN (AMBAC Insurance, FSA
    Insurance, State Street Bank & Trust SBPA)
    (VMIG-1)
    3.79%(b)(c)                                          08/07/06           12,410          12,410,000

                                                                              PAR
                                                          MATURITY           (000)            VALUE
                                                         ----------   ------------------   -----------
MUNICIPAL BONDS (Continued)
Multi-State (continued)
  Federal Home Loan Mortgage Corp. Variable Rate
    Demand Certificates (Multi-Family Housing
    Project) Series 2005A-M005 DN (Federal Home
    Loan Mortgage Corp. Guaranty) (AAA)
    3.79%(b)                                             08/03/06          $22,888         $22,887,544
  Municipal Securities Pool Trust Receipts RB
    Series 2004-17 DN (Multiple Insurances,
    Societe Generale SBPA) (A-1+)
    3.77%(b)(c)                                          08/07/06            2,710           2,710,000
  MuniMae Tax Exempt Board Subsidiary LLC RB
    (P-Float Trust Receipts) Series 2005 PT-2691
    AMT DN (Merrill Lynch & Co. Guaranty) (F-1+)
    3.77%(b)(c)                                          08/07/06           22,630          22,630,000
  Puttable Floating Option Tax-Exempt Receipts RB
    Series 2005A DN (Merrill Lynch Capital Services
    SBPA) (F-1+)
    3.74%(b)(c)                                          08/07/06            1,760           1,760,000
                                                                                           ===========
                                                                                            62,397,544
                                                                                           -----------
Nevada - 0.3%
  Clark County Airport RB (ABN-AMRO Munitops
    Trust Certificates) Series 2005-56 DN (AMBAC
    Insurance, ABN-AMRO Bank N.V. SBPA)
    (F-1+, AAA)
    3.48%(b)(c)                                          08/24/06            4,000           4,000,000
                                                                                           -----------
New Hampshire - 1.3%
  Durham GO Series 2006 TAN
    4.25%                                                12/27/06           11,700          11,725,337
  New Hampshire Business Finance Authority
    Industrial Facilities RB (Felton Brush, Inc.
    Project) Series 1997 AMT DN (KeyBank N.A.
    LOC) (VMIG-1)
    3.78%(b)                                             08/07/06            1,070           1,070,000
  New Hampshire Business Finance Authority
    Industrial Facility RB (JMT Properties LLC
    Project) Series 2002 AMT DN (M&T Bank LOC)
    (A-1)
    3.73%(b)                                             08/07/06            1,805           1,805,000
                                                                                           ===========
                                                                                            14,600,337
                                                                                           -----------
New Jersey - 0.1%
  New Jersey Economic Development Authority RB
    (Citibank P-Float Trust Receipts) Series 2004
    ROC-II-R-309 DN (Assured Guaranty Corp.
    Insurance, Citibank N.A. SBPA) (A-1+)
    3.69%(b)(c)                                          08/07/06              630             630,000
                                                                                           -----------
New York - 2.0%
  City of New York Transitional Finance Authority
    Financing RB (Future Tax Secured Bonds)
    Series 1998C DN (Bayerische Landesbank
    Girozentrale LOC) (A-1+, VMIG-1)
    3.65%(b)                                             08/01/06              600             600,000
  Hempstead Town IDA Civic Facility RB (Hebrew
    Academy Project) Series 2006 DN (Sovereign
    Bank LOC) (KBC Bank LOC) (A-1+)
    3.64%(b)                                             08/07/06            5,995           5,995,000
  Lancaster IDRB (Jiffy Tite Co., Inc. Project) Series
    1997 AMT DN (Key Bank N.A. LOC)
    3.78%(b)                                             08/07/06            1,155           1,155,000

                           BLACKROCK LIQUIDITY FUNDS
                            SCHEDULE OF INVESTMENTS
                              MUNICASH (CONTINUED)

JULY 31, 2006 (UNAUDITED)

                                                                              PAR
                                                          MATURITY           (000)            VALUE
                                                         ----------   ------------------   -----------
MUNICIPAL BONDS (Continued)
New York (continued)
  Lewis County IDA RB (Climax Manufacturing Co.
    Project) Series 2000 AMT DN (M&T Bank Corp.
    LOC) (A-1, VMIG-1)
    3.76%(b)                                             08/07/06          $ 1,730         $1,730,000
  Newburgh Charter Mac Multi-Family Housing RB
    (Merrill Lynch P-Float Trust Receipts) Series
    2041-2504 AMT DN (Merrill Lynch & Co.
    Guaranty, Merrill Lynch Capital Services SBPA)
    (F-1+)
    3.77%(b)(c)                                          08/07/06            3,180          3,180,000
  Riverhead IDA RB Series 2006F AMT DN
    (Goldman Sachs & Co. SBPA) (F-1+)
    3.74%(b)(c)                                          08/07/06            7,000          7,000,000
  Ulster IDRB (Viking Industries, Inc. Project) Series
    1998A AMT DN (KeyBank N.A. LOC)
    3.78%(b)                                             08/07/06            1,330          1,330,000
  Yates County IDRB (Coach & Equipment
    Manufacturing Corp. Project) Series 2000A AMT
    DN (M&T Bank N.A. LOC) (A-1+)
    3.76%(b)                                             08/07/06            1,810          1,810,000
                                                                                           ==========
                                                                                           22,800,000
                                                                                           ----------
North Carolina - 6.2%
  Charlotte Water & Sewer System GO Series 2005
    TECP (Wachovia Bank LOC) (A-1+, F-1+)
    3.21%                                                08/01/06            4,600          4,600,000
    3.68%                                                08/01/06            3,650          3,650,000
  Charlotte Water & Sewer Systems RB Series
    2006B DN (Depfa Bank PLC SBPA)
    (A-1+, VMIG-1, F-1+)
    3.67%(b)                                             08/07/06           40,000         40,000,000
  Mecklenburg County Industrial Facilities PCRB
    (Peidmont Plastics Project) Series 1997 AMT
    DN (Branch Banking & Trust Co. LOC)
    (Aa3, VMIG-1)
    3.78%(b)                                             08/07/06            1,360          1,360,000
  North Carolina Housing Finance Agency RB
    Series 2005B-22 AMT MB (Societe Generale
    GIC) (A-1+, MIG-1)
    3.20%                                                11/01/06            4,000          4,000,000
  North Carolina Housing Financing Agency RB
    (Homeownership Merlots) Series 2006B-12 DN
    (Wachovia Bank LOC) (VMIG-1)
    3.74%(b)                                             08/07/06            9,010          9,010,000
  North Carolina Ports Authority Exempt Facilities
    RB (Wilmington Bulk LLC Project) Series 2001A
    AMT DN (Branch Banking & Trust Co. LOC)
    (VMIG-1)
    3.78%(b)                                             08/07/06            1,310          1,310,000
  North Carolina State Ports Authority Facilities RB
    Series 2006A-2 DN (Bank of America N.A. LOC)
    (VMIG-1)
    3.73%(b)                                             08/07/06            1,300          1,300,000
  Rutherford County Industrial Facilities PCRB
    (Thieman Metal Technology Project) Series 1998
    AMT DN (Branch Banking & Trust Co. LOC)
    (VMIG-1)
    3.78%(b)                                             08/07/06            1,950          1,950,000
  Sampson County Industrial Facilities PCRB
    (Dubose Strapping, Inc. Project) Series 2003
    AMT DN (Wachovia Bank N.A. LOC)
    3.81%(b)                                             08/07/06            2,560          2,560,000

                                                                              PAR
                                                          MATURITY           (000)            VALUE
                                                         ----------   ------------------   -----------
MUNICIPAL BONDS (Continued)
North Carolina (continued)
  Wake County Housing Finance Authority RB (Casa
    Melvid Multi-Family Housing Project) Series
    2001A AMT DN (SunTrust Bank LOC) (VMIG-1)
    3.74%(b)                                             08/07/06          $   700         $  700,000
                                                                                           ==========
                                                                                           70,440,000
                                                                                           ----------
North Dakota - 0.8%
  Mercer County Solid Waste Disposal RB (National
    Rural Utilities United Power Project) Series
    1993U AMT DN (National Rural Utilities LOC)
    (A-1, P-1)
    3.65%(b)                                             08/07/06            5,300          5,300,000
  Mercer County Solid Waste Disposal RB (Rural
    Utilities Untied Power Project) Series 1995A
    AMT MB (A-1)
    3.40%                                                09/01/06            2,200          2,200,000
  North Dakota Housing Finance Agency RB Series
    2001A-19 AMT DN (Wachovia Bank N.A. LOC)
    (VMIG-1)
    3.74%(b)(c)                                          08/07/06            1,745          1,745,000
                                                                                           ==========
                                                                                            9,245,000
                                                                                           ----------
Ohio - 5.6%
  American Municipal Power, Inc. GO (Ohio, Inc.
    Project) Series 2005-2002 BAN
    3.35%                                                11/02/06            2,000          2,000,000
  American Municipal Power, Inc. GO (Shelby City
    Project) Series 2005B RAN
    3.35%                                                11/16/06            2,000          2,000,000
  American Municipal Power, Inc. GO (Shelby City
    Project) Series 2005 BAN
    3.35%                                                11/16/06              830            830,000
  American Municipal Power, Inc. GO (St. Mary's
    Project) Series 2005 BAN
    3.20%                                                10/05/06              600            600,000
  Ashtabula County IDRB (Brighton Manor, Inc.
    Project) Series 1986 AMT DN (KeyBank N.A.
    LOC)
    3.78%(b)                                             08/07/06              600            600,000
  Berea GO Series 2005 BAN (National City Bank
    N.A. LOC)
    3.60%                                                12/20/06            1,925          1,926,435
  Cuyahoga County Multi-Family RB (Merrill Lynch
    P-Floats Trust Receipts) Series 2006-PT 3391
    AMT DN (Merrill Lynch SBPA; IXIS Insurance)
    (F-1+)
    3.77%(b)(c)                                          08/07/06              945            945,000
  Darke County GO (Real Estate Improvement
    Project) Series 2005 BAN
    4.00%                                                10/11/06            2,200          2,203,733
  Delaware County Economic Development RB (The
    Columbus Zoological Park Associates, Inc.
    Project) Series 2003 DN (Huntington National
    Bank LOC)
    3.80%(b)                                             08/07/06              115            115,000
  Delaware County IDRB (Air Waves, Inc. Project)
    Series 1995 DN (KeyBank N.A. LOC)
    3.78%(b)                                             08/07/06              370            370,000

                           BLACKROCK LIQUIDITY FUNDS
                            SCHEDULE OF INVESTMENTS
                              MUNICASH (CONTINUED)

JULY 31, 2006 (UNAUDITED)

                                                                            PAR
                                                        MATURITY           (000)            VALUE
                                                       ----------   ------------------   ----------
MUNICIPAL BONDS (Continued)
Ohio (continued)
  Franklin County Healthcare Facilities RB
    (Heritage Day Health Centers Project) Series
    2002 DN (Huntington National Bank LOC)
    3.70%(b)                                           08/07/06          $   770         $  770,000
  Gahanna GO Series 2005 BAN (MIG-1)
    4.00%                                              10/05/06              850            851,469
  Hamilton County Hospital Facilities RB (Health
    Alliance Project) Series 1997B DN (MBIA
    Insurance, Credit Suisse SBPA) ) (A-1+, VMIG-1)
    3.56%(b)                                           08/07/06              250            250,000
  Huber Heights GO (Brandt Oike Village) Series
    2006C BAN
    4.00%                                              11/15/06            1,190          1,191,740
  Huber Heights GO Series 2006B BAN
    4.00%                                              11/15/06            1,057          1,058,546
  Lucas County Economic Development RB
    (Maumee Valley Country Day School Project)
    Series 1998 AMT DN (MidAmerican National
    Bank & Trust Co. LOC)
    4.62%(b)                                           08/07/06            1,425          1,425,000
  Lucas County IDRB (Conforming Matrix Corp.
    Project) Series 1999 AMT DN (Sky Bank LOC)
    4.62%(b)                                           08/07/06            1,020          1,020,000
  Mahoning County IDRB (Serra Land Project)
    Series 1997 AMT DN (KeyBank N.A. LOC)
    3.78%(b)                                           08/07/06            1,080          1,080,000
  North Canton GO Series 2005 BAN
    4.00%                                              08/07/06              548            548,107
  Ohio Housing Finance Agency Mortgage RB
    (Merlots Project) Series 2005A-10 AMT MB
    (Wachovia Bank SBPA) (VMIG-1)
    2.80%(c)                                           06/28/07            7,530          7,530,000
  Ohio State Solid Waste RB (Republic Services, Inc.
    Project) Series 2005 AMT DN (A-2)
    3.94%(b)                                           08/07/06            8,000          8,000,000
  Ohio State University General Receipts RB Series
    2005B DN (A-1+)
    3.55%(b)                                           08/07/06            1,160          1,160,000
  Parma Heights GO (Street Improvement Project)
    Series 2005 BAN
    3.25%                                              09/22/06            1,126          1,126,388
  Pepper Pike GO Series 2006 BAN
    4.00%                                              05/31/07            2,614          2,619,222
  Richland County Correctional Facilities GO Series
    2006 BAN
    4.14%                                              02/27/07            2,500          2,511,120
  Richland County GO Series 2005 BAN
    4.25%                                              11/07/06            1,310          1,311,296
  Seneca County GO Series 2005 BAN
    4.00%                                              11/30/06              915            916,670
  St. Mary's MB (Sanitation Improvement Project)
    Series 2006 BAN
    4.05%                                              06/06/07              867            868,767
  Stark County IDRB (Thakar Properties LLC
    Project) Series 2002 AMT DN (National City
    Bank N.A. LOC)
    3.77%(b)                                           08/07/06              455            455,000
  Summit County IDRB (J&P Capital Project) Series
    2001 AMT DN (Sky Bank LOC)
    4.08%(b)                                           08/07/06            1,570          1,570,000
  Toledo GO Certificates Trust Series 2004-18 MB
    (FGIC Insurance, State Aid Withholding
    Guaranty, ABN AMRO SBPA) (VMIG-1)
    3.54%(c)                                           11/30/06            9,995          9,995,000

                                                                            PAR
                                                        MATURITY           (000)            VALUE
                                                       ----------   ------------------   ----------
MUNICIPAL BONDS (Continued)
Ohio (continued)
  Trumbull County IDRB (Ellwood Engineered
    Project) Series 2004 AMT DN (KeyBank LOC)
    3.78%(b)                                           08/07/06          $   400         $  400,000
  Vermilion GO Series 2005-2 BAN
    3.25%                                              10/12/06            1,030          1,030,394
  Wood County Economic Development RB (Sun
    Seed Holding Co., Inc. Project) Series 2001A
    AMT DN (Sky Bank LOC)
    4.62%(b)                                           08/07/06              480            480,000
  Wood County IDRB (Hammill Manufacturing
    Project) Series 2001 AMT DN (Sky Bank LOC)
    4.62%(b)                                           08/07/06              595            595,000
  Wood County RB (Toledo YMCA Facilities
    Improvement Project) Series 1998 DN (Sky
    Bank LOC)
    4.62%(b)                                           08/07/06            3,110          3,110,000

                                                                                         ==========
                                                                                         63,463,887
                                                                                         ----------
Oklahoma - 1.6%
  Canadian County Home Financing Authority RB
    (Merrill Lynch P-Float Trust Receipts,
    Multi-Family Housing Project) Series 2003
    PT-1885 AMT DN (Merrill Lynch Captial
    Services SBPA) (F-1+, AA-)
    3.77%(b)(c)                                        08/07/06            4,630          4,630,000
  Muskogee Transport Authority IDRB (Metals USA,
    Inc. Project ) Series 1998 AMT DN (Bank One
    N.A. LOC)
    3.76%(b)                                           08/07/06            2,850          2,850,000
  Oklahoma City IDRB Series 1998 AMT DN (Bank
    One N.A. LOC)
    3.88%(b)                                           08/07/06            1,685          1,685,000
  Oklahoma County Finance Authority Multi-Family
    Housing RB (Sail Assoc. LLC Project) Series
    2004 AMT DN (Federal Home Loan Bank
    Guaranty) (A-1+)
    3.74%(b)                                           08/07/06            6,900          6,900,000
  Oklahoma Development Finance Authority RB
    (ConocoPhillips Co. Project) Series 2002B DN
    (ConocoPhillips Guaranty) (A-2, VMIG-2)
    3.74%(b)                                           08/07/06            2,500          2,500,000
                                                                                         ==========
                                                                                         18,565,000
                                                                                         ----------
Oregon - 2.5%
  Oregon Homeowners RB (Trinity Draw Down
    Project) Series 2005 MT-134 AMT DN (VMIG-1)
    3.72%(b)(c)                                        08/07/06            4,070          4,070,000
  Oregon Housing & Community Services RB
    (Merrill Lynch P-Floats Project) Series
    2005-2879 DN (Merrill Lynch Capital Services
    SBPA)
    3.77%(b)(c)                                        08/07/06           24,495         24,495,000
                                                                                         ==========
                                                                                         28,565,000
                                                                                         ----------
Pennsylvania - 3.8%
  Delaware County Authority Airport Facilites IDRB
    (United Parcel Service Project) Series 1985 DN
    (A-1+, Aaa)
    3.64%(b)                                           08/01/06              900            900,000
  Harrisburg Authority School RB (Harrisburg
    Project) Series 2003 DN (AMBAC Insurance,
    Westdeutsche Landesbank Girozentrale
    Liquidity Facility) (A-1+)
    3.64%(b)                                           08/07/06           13,400         13,400,000

                           BLACKROCK LIQUIDITY FUNDS
                            SCHEDULE OF INVESTMENTS
                              MUNICASH (CONTINUED)

JULY 31, 2006 (UNAUDITED)

                                                                            PAR
                                                        MATURITY           (000)            VALUE
                                                       ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Pennsylvania (continued)
  Indiana County IDRB (Conemaugh Project) Series
    1997A AMT DN (Bank One N.A. LOC) (VMIG-1)
    3.72%(b)                                           08/07/06          $ 1,800         $1,800,000
  Pennsylvania Economic Development Financing
    Authority RB (Sunoco, Inc. Project) Series
    2004A AMT DN (Sunoco, Inc. Guaranty)
    (A-2, P-2)
    3.78%(b)                                           08/07/06            5,800          5,800,000
  Pennsylvania Economic Development Financing
    Authority Waste Water Treatment RB (Sunoco
    Inc. Project) Series 2004B AMT DN (Sunoco, Inc.
    Guaranty) (A-2)
    3.85%(b)                                           08/07/06            8,500          8,500,000
  Philadelphia City Gas Works RB Series 2006-6 DN
    (FSA Insurance) (A-1+)
    3.62%(b)                                           08/07/06           12,440         12,440,000
                                                                                         ==========
                                                                                         42,840,000
                                                                                         ----------
South Carolina - 1.8%
  Greenwood County Exempt Facility IDRB Series
    2004 AMT DN (Fuji Photo Film Co. Guaranty)
    (A-1+)
    3.83%(b)                                           08/07/06            9,700          9,700,000
  South Carolina Housing Finance & Development
    RB (Arrington Place Apartment Project) Series
    2001 AMT DN (SunTrust Bank LOC) (VMIG-1)
    3.74%(b)                                           08/07/06            1,100          1,100,000
  South Carolina Jobs Economic Development
    Authority RB (Finn Property LLC Project) Series
    2006 AMT DN (Suntrust Bank LOC)
    (Aa2, VMIG-1)
    3.74%(b)                                           08/07/06            3,000          3,000,000
  South Carolina Jobs Economic Development
    Authority RB (Holcim U.S., Inc. Project) Series
    2003 AMT DN (Comercia Bank N.A. LOC) (A-1)
    3.80%(b)                                           08/07/06            6,250          6,250,000
                                                                                         ==========
                                                                                         20,050,000
                                                                                         ----------
South Dakota - 2.3%
  South Dakota Housing Development Authority RB
    (Homeownership Mortgage Project) Series
    2005I AMT MB (SP-1+)
    4.50%                                              12/15/06           25,950         26,048,725
                                                                                         ----------
Tennessee - 1.5%
  Chattanooga IDRB (T.B. Woods Inc. Project) Series
    1997 AMT DN (M&T Bank LOC)
    3.78%(b)                                           08/07/06            2,290          2,290,000
  Coffee County IDRB (Comtec Polymers, Inc.
    Project) Series 1997 AMT DN (Bank of America
    LOC)
    3.84%(b)                                           08/07/06            1,700          1,700,000
  Grundy County IDRB (Toyota Seat Project) Series
    2001 AMT DN (Comerica Bank N.A. LOC)
    3.85%(b)                                           08/07/06            2,905          2,905,000
  Jackson Health Educational & Housing Facility
    Board Multi-Family RB (East Pointe LLC
    Project) Series 2006 AMT DN (AEGON Guaranty)
    (A-1+)
    3.99%(b)                                           08/07/06            5,100          5,100,000
  Metropolitan Government of Nashville & Davidson
    County IDRB (Family LLC Project) Series 2002
    AMT DN (SunTrust Bank LOC) (F-1+)
    3.74%(b)                                           08/07/06            2,900          2,900,000

                                                                            PAR
                                                        MATURITY           (000)            VALUE
                                                       ----------   ------------------   ----------
MUNICIPAL BONDS (Continued)
Tennessee (continued)
  Morristown IDRB (Petoskey Plastic Project) Series
    1999 AMT DN (Comerica Bank N.A. LOC)
    3.85%(b)                                           08/07/06          $ 2,540         $2,540,000
                                                                                         ==========
                                                                                         17,435,000
                                                                                         ----------
Texas - 18.4%
  Austin Housing Financial Corp. RB (Merrill Lynch
    P-Float Trust Receipts) Series 2005 PT-2578
    AMT DN (Merrill Lynch & Co. Guaranty
    Services) (F-1+)
    3.77%(b)(c)                                        08/07/06           14,695         14,695,000
  Brazos Industrial Development Corp.
    Environmental Facilities RB (ConocoPhillips Co.
    Project) Series 2003 AMT MB (A-2, VMIG-2)
    2.98%                                              08/01/06            9,800          9,800,000
  Brazos River Authority PCRB (Houston Lighting &
    Power Co. Project) Series 1984F AMT DN
    (Merrill Lynch & Co. Guaranty, Merrill Lynch
    Capital Services SBPA) (F-1+)
    3.75%(b)                                           08/07/06            3,520          3,520,000
  Brazos River Harbor RB (Dow Chemical Project)
    Series 2006 MB (Dow Chemical Guaranty) (P-2)
    3.57%                                              08/11/06            8,500          8,500,000
  East Housing Finance Corp. Multi-Family RB
    (Merrill Lynch Trust Receipts) Series 2005-PT
    2952 AMT DN (Merrill Lynch & Co. Guaranty,
    Merrill Lynch Captial Services SBPA) (F-1+)
    3.77%(b)(c)                                        08/07/06            4,315          4,315,000
  Gulf Coast IDRB (Cinergy Solutions Project) Series
    2004 AMT DN (Cinergy Co. Guaranty)
    (A-2, VMIG-2)
    3.91%(b)                                           08/07/06           20,900         20,900,000
  Houston Housing Finance Corp. RB (Merrill Lynch
    P-Float Trust Receipts) Series 2004 PT-2101
    AMT DN (Merrill Lynch & Co. Guaranty) (F-1+)
    3.77%(b)(c)                                        08/07/06            4,985          4,985,000
  Houston Housing Finance Corp. RB (Merrill Lynch
    P-Float Trust Receipts) Series 2005 PT-2597
    AMT DN (Merrill Lynch & Co. Guaranty) (F-1+)
    3.77%(b)(c)                                        08/07/06           10,455         10,455,000
  Lower Neches Valley Authority Industrial
    Development Corp. Exempt Facilities RB (Exxon
    Mobil Project) Series 2001B AMT DN
    (A-1+, VMIG-1)
    3.63%(b)                                           08/01/06           24,100         24,100,000
  Lower Neches Valley Authority PCRB (Chevron
    USA, Inc. Project) Series 1987 MB
    (Chevron-Texaco Guaranty) (A-1+, P-1)
    3.35%                                              08/15/06            7,010          7,010,000
  Montgomery County IDRB (Sawyer Research
    Products, Inc. Project) Series 1995 AMT DN
    (KeyBank N.A. LOC)
    3.82%(b)                                           08/07/06              751            751,000
  Panhandle Regional Housing Finance RB Series
    2004 PT-2086 AMT DN (Merrill Lynch & Co.
    Guaranty) (F-1+)
    3.77%(b)(c)                                        08/07/06            3,365          3,365,000
  Port Corpus Christi Nueces Solid Waste Disposal
    Authority RB (Flint Hills Resources Project)
    Series 2006 AMT DN (A-1, P-1)
    3.94%(b)                                           08/07/06            5,500          5,500,000

                           BLACKROCK LIQUIDITY FUNDS
                            SCHEDULE OF INVESTMENTS
                              MUNICASH (CONTINUED)

JULY 31, 2006 (UNAUDITED)

                                                                             PAR
                                                         MATURITY           (000)            VALUE
                                                        ----------   ------------------   -----------
MUNICIPAL BONDS (Continued)
Texas (continued)
  San Marcos IDRB (TB Woods, Inc. Project) Series
    1999 AMT DN (M&T Bank LOC)
    3.78%(b)                                            08/07/06          $ 3,000         $ 3,000,000
  South Plains Housing Corp. Single Family RB
    (Wachovia Merlots Trust Receipts) Series
    2002A-11 AMT DN (Government National
    Mortgage Association Guaranty, Wachovia Bank
    N.A. SBPA) (VMIG-1)
    3.74%(b)(c)                                         08/07/06            1,625           1,625,000
  Tarrant County Housing Finance Corp. RB (Merrill
    Lynch P-Floats Trust Reciepts) Series
    2005-3169 AMT DN (Merrill Lynch & Co. SBPA)
    3.77%(b)(c)                                         08/07/06            5,000           5,000,000
  Texas Department of Housing & Community
    Affairs Merlots RB (Single Family Housing
    Project) Series 2002A-58 DN (Wachovia Bank
    N.A. SBPA) (VMIG-1)
    3.74%(b)(c)                                         08/07/06            2,600           2,600,000
  Texas Department of Housing & Community
    Affairs Multi-Family RB (Merrill Lynch P-Float
    Trust Receipts) Series 2001 PT-1278 AMT DN
    (Merrill Lynch & Co. Guaranty) (A-1+)
    3.77%(b)(c)                                         08/07/06            9,065           9,065,000
  Texas Department of Housing & Community
    Affairs Multi-Family RB (Merrill Lynch P-Float
    Trust Receipts) Series 2001 PT-1347 AMT DN
    (Merrill Lynch & Co. Guaranty) (A-1+)
    3.77%(b)(c)                                         08/07/06           10,555          10,555,000
  Texas Department of Housing & Community
    Affairs Multi-Family RB (Merrill Lynch P-Float
    Trust Receipts) Series 2003 PT-1868 AMT DN
    (Merrill Lynch & Co. Guaranty) (F-1+)
    3.77%(b)(c)                                         08/07/06            3,835           3,835,000
  Texas Department of Housing & Community
    Affairs Multi-Family RB (Merrill Lynch P-Float
    Trust Receipts) Series 2005 PT-2576 AMT DN
    (Merrill Lynch & Co. Guaranty) (F-1+)
    3.77%(b)(c)                                         08/07/06           13,555          13,555,000
  Texas Department of Housing & Community
    Affairs Multi-Family RB (Merrill Lynch P-Float
    Trust Receipts) Series 2005 PT-2598 AMT DN
    (Merrill Lynch & Co. Guaranty) (F-1+)
    3.77%(b)(c)                                         08/07/06           13,740          13,740,000
  Texas Department of Housing & Community
    Affairs Multi-Family RB (Merrill Lynch P-Float
    Trust Receipts) Series 2005 PT-2968 AMT DN
    (Merrill Lynch & Co. Guaranty) (F-1+)
    3.77%(b)(c)                                         08/07/06            7,495           7,495,000
  Travis County Housing Financial Corp. RB (Merrill
    Lynch P-Float Trust Receipts) Series 2005-2577
    DN (Merrill Lynch Captial Services SBPA) (F-1+)
    3.77%(b)(c)                                         08/07/06           13,110          13,110,000
  Victory Street Public Facilities Corp. Multi-Family
    RB Series 2003-2059 AMT DN (Merrill Lynch &
    Co. Guaranty) (F-1+)
    3.77%(b)(c)                                         08/07/06            7,280           7,280,000
                                                                                          ===========
                                                                                          208,756,000
                                                                                          -----------
Vermont - 0.0%
  Vermont GO Series 1990A MB (AA+, Aa1)
    5.75%                                               08/01/06              250             250,000
                                                                                          -----------
Virginia - 1.4%
  Botetourt County IDRB (Altec Industries Project)
    Series 2001 AMT DN (AmSouth Bank of
    Alabama LOC) (A-1)
    3.78%(b)                                            08/07/06            2,600           2,600,000

                                                                             PAR
                                                         MATURITY           (000)            VALUE
                                                        ----------   ------------------   -----------
MUNICIPAL BONDS (Continued)
Virginia (continued)
  Cabell Lifecare Facilities RB (Foster Foundation
    Project) Series 2003 DN (Huntington National
    Bank LOC)
    3.80%(b)                                            08/07/06          $ 4,350         $ 4,350,000
  Norfolk Redevelopment & Housing Authority
    Multi-Family Housing RB (Residential Rental
    Project) Series 2003 AMT DN (SunTrust Bank
    LOC)
    3.79%(b)                                            08/07/06            1,983           1,983,000
  Richmond IDRB (PM Beef Co. Project) Series 1997
    AMT DN (Bank of America N.A. LOC)
    3.80%(b)                                            08/07/06            1,400           1,400,000
  Virginia Beach Development Authority
    Multi-Family Housing RB (Residential Rental
    Housing Project) Series 2002 AMT DN (Branch
    Banking & Trust Co. LOC)
    3.79%(b)                                            08/07/06            1,684           1,684,000
  Virginia Beach RB (Merrill Lynch P-Float Trust
    Receipts) Series 2005-2505 AMT DN (Merrill
    Lynch & Co. Guaranty) (F-1+)
    3.77%(b)(c)                                         08/07/06            3,745           3,745,000
  Virginia Small Business Financing Authority RB
    (Coastal Development Group Project) Series
    1989 AMT DN (Branch Banking & Trust Co.
    LOC)
    3.90%(b)                                            08/07/06               84              84,000
                                                                                          ===========
                                                                                           15,846,000
                                                                                          -----------
Washington - 0.8%
  Washington Housing Finance Community
    Multi-Family Housing RB (Merrill Lynch
    P-Floats Trust Receipts) Series 2005-3054 AMT
    DN (Merrill Lynch Guaranty) (F-1+)
    3.77%(b)(c)                                         08/07/06            8,385           8,385,000
  Yakima County Public Corp. RB (Michelsen
    Packaging Co. Project) Series 2000 AMT DN
    (Bank of America N.A. LOC) (A-1+)
    3.73%(b)                                            08/07/06              595             595,000
                                                                                          ===========
                                                                                            8,980,000
                                                                                          -----------
West Virginia - 0.6%
  West Virginia Housing Development Fund RB
    Series 2006B AMT DN (A-1+, VMIG-1)
    3.67%(b)                                            08/07/06            6,000           6,000,000
  West Virginia State Hospital RB (West Virginia
    Hospital Pooled Financing Program) Series
    2001B-2 DN (Branch Banking & Trust Co. LOC)
    (VMIG-1)
    3.84%(b)                                            08/07/06            1,130           1,130,000
                                                                                          ===========
                                                                                            7,130,000
                                                                                          -----------
Wisconsin - 1.2%
  Germantown IDRB (Cambridge Major Labs
    Project) Series 2003 AMT DN (Bank One N.A.
    LOC)
    3.88%(b)                                            08/07/06            5,200           5,200,000
  Kohler Village Solid Waste Disposal RB (Kohler
    Project) Series 1997 AMT DN (Wachovia Bank
    N.A. LOC)
    3.74%(b)                                            08/07/06            4,000           4,000,000
  Mequon IDRB (Johnson Level GRW Investment
    Project) Series 1995 AMT DN (Bank One N.A.
    LOC)
    3.88%(b)                                            08/07/06              545             545,000

                           BLACKROCK LIQUIDITY FUNDS
                            SCHEDULE OF INVESTMENTS
                              MUNICASH (CONCLUDED)

JULY 31, 2006 (UNAUDITED)

                                                                   PAR
                                                    MATURITY      (000)         VALUE
                                                   ----------   ---------   ----------------
MUNICIPAL BONDS (Continued)
Wisconsin (continued)
  Oshkosh IDRB (Oshkosh Coil Spring Project)
    Series 2000A AMT DN (Bank One Wisconsin
    LOC)
    3.88%(b)                                       08/07/06     $2,100      $    2,100,000
  Wisconsin Health & Educational Facilities RB
    (Pooled Loan Financing Program) Series 2002E
    DN (Associated Bank N.A. LOC) (VMIG-1)
    3.84%(b)                                       08/07/06      1,995           1,995,000
                                                                            ==============
                                                                                13,840,000
                                                                            --------------
Wyoming - 1.2%
  Cheyenne IDRB (Grobet File Co., Inc. Project)
    Series 2001 AMT DN (National City Bank N.A.
    LOC)
    3.77%(b)                                       08/07/06      2,250           2,250,000
  Green River RB (Rhone-Poulenc LP Project)
    Series 1994 AMT DN (Fleet National Bank LOC)
    (VMIG-1)
    3.90%(b)                                       08/07/06     11,400          11,400,000

                                                                            ==============
                                                                                13,650,000
                                                                            --------------
TOTAL MUNICIPAL BONDS
  (Cost $1,133,950,447)                                                      1,133,950,447
                                                                            --------------
TOTAL INVESTMENTS IN SECURITIES -  99.7%
  (Cost $1,133,950,447(a))                                                   1,133,950,447
OTHER ASSETS IN EXCESS OF
  LIABILITIES - 0.3%                                                             3,078,518
                                                                            --------------
NET ASSETS -  100.0%                                                        $1,137,028,965
                                                                            ==============

-------------------

(a)  Aggregate cost for federal income tax purposes.
(b)  Rates shown are the rates as of July 31, 2006 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.
(c)  Security exempt from registration under Rule 144A of the Securities Act of
     1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors. As of July 31,
     2006, the Fund held 25.9% of its net assets, with a current market value of
     $294,276,000, in securities restricted as to resale.

                           BLACKROCK LIQUIDITY FUNDS
                            SCHEDULE OF INVESTMENTS
                             CALIFORNIA MONEY FUND

JULY 31, 2006 (UNAUDITED)

                                                                             PAR
                                                         MATURITY           (000)            VALUE
                                                        ----------   ------------------   -----------
MUNICIPAL BONDS - 99.7%
California - 98.8%
  ABN AMRO Munitops Certificates Trust GO Series
    2005-26 MB (CIFG-TCRS Credit Support, ABN
    AMRO Bank N.V. SBPA) (F-1+)
    3.54%(b)(c)                                         08/17/06          $24,995         $24,995,000
  Alameda County (Morgan Stanley Trust
    Certificates) Series 2001-521 DN (MBIA
    Insurance LOC) (A-1+)
    3.64%(c)                                            08/03/06            3,395           3,395,000
  Alameda-Contra Costa Schools Financing
    Authority COP (Capital Improvement Financing
    Projects) Series 1997F DN (Kredietbank N.V.
    LOC) (A-1+)
    3.68%(c)                                            08/07/06              500             500,000
  Alameda-Contra Costa Schools Financing
    Authority COP (Capital Improvement Financing
    Projects) Series 2005M DN (Bank of Nova Scotia
    LOC) (A-1+)
    3.63%(c)                                            08/07/06            1,800           1,800,000
  Bay Area Toll Authority Toll Bridge RB Series
    2006B-2 DN (XLCA Credit Support, Citibank
    N.A. SBPA) (A-1+, VMIG-1, F-1+)
    3.43%(c)                                            08/07/06           12,000          12,000,000
  Bay Area Toll Authority Toll Bridge RB Series
    2006MT-238 DN (Liquidity Facility, Depfa Bank
    PLC) (F-1+)
    3.78%(b)(c)                                         08/01/06           15,000          15,000,000
  Bear Stearns Municipal Securities Trust
    Certificates RB (228 Trust Certificates) Series
    2005A DN (FSA Insurance, Bear Stearns Capital
    Markets Liquidity Facility) (VMIG-1)
    3.74%(b)(c)                                         08/07/06           10,125          10,125,000
  Beaumont Utilities Authority RB (Waste Water
    Enterprise Project) Series 2001A DN (Union
    Bank of California & CALSTERS LOC) (A-1+)
    3.63%(c)                                            08/07/06            4,900           4,900,000
  California (State Of) Municipal Commercial Paper
    (Various LOC's) (A-1, P-1)
    3.46%                                               08/08/06            9,500           9,500,000
    3.55%                                               09/12/06           10,000          10,000,000
  California Department of Water Resource Power
    Supply RB Series 2002 DN (Credit Locale de
    France LOC) (A-1+, VMIG-1)
    3.59%(c)                                            08/07/06           21,750          21,750,000
  California Department of Water Resource Power
    Supply RB Series 2002B-1 DN (Bank of New
    York, CALSTERS LOC) (A-1+, VMIG-1)
    3.61%(c)                                            08/01/06           14,700          14,700,000
  California Department of Water Resource Power
    Supply RB Series 2002C-10 DN (Landesbank
    Hessen-Thuringen Girozentrale LOC)
    (A-1+, VMIG-1)
    3.49%(c)                                            08/07/06           15,000          15,000,000
  California Department of Water Resource Power
    Supply RB Series 2002C-12 DN (Landesbank
    Hessen-Thuringen Girozentrale LOC)
    (A-1+, VMIG-1)
    3.57%(c)                                            08/07/06            8,300           8,300,000
  California Department of Water Resource Power
    Supply RB Series 2002C-4 DN (Morgan
    Guaranty Trust LOC) (A-1+, VMIG-1)
    3.60%(c)                                            08/07/06           28,700          28,700,000
  California Department of Water Resource Power
    Supply RB Series 2002C-7 DN (FSA Insurance,
    Dexia Credit SBPA) (A-1+, VMIG-1)
    3.58%(c)                                            08/07/06            4,850           4,850,000

                                                                             PAR
                                                         MATURITY           (000)            VALUE
                                                        ----------   ------------------   -----------
MUNICIPAL BONDS (Continued)
California (continued)
  California Department of Water Resource Power
    Supply RB Series 2002C-9 DN (Citibank LOC)
    (A-1+, VMIG-1, F-1+)
    3.54%(c)                                            08/07/06          $49,510         $49,510,000
  California Department of Water Resource Power
    Supply RB Series 2003 PT-759 DN (MBIA
    Insurance, Landesbank-Hessen SBPA)
    (A-1+, VMIG-1)
    3.67%(b)(c)                                         08/07/06            9,700           9,700,000
  California Department of Water Resource Power
    Supply RB Series 2005G-10 DN (FGIC
    Insurance, Depfa Bank PLC SBPA)
    (A-1+, VMIG-1)
    3.59%(c)                                            08/07/06           13,000          13,000,000
  California Department of Water Resource Power
    Supply RB Series 2005G-14 DN (FGIC
    Insurance) (A-1, VMIG-1)
    3.60%(c)                                            08/07/06           10,000          10,000,000
  California Economic Recovery RB Series 2004C
    DN (J.P. Morgan Chase Bank SBPA)
    (A-1+, VMIG-1)
    3.60%(c)                                            08/01/06           10,320          10,320,000
  California Economic Recovery RB Series 2004C-1
    DN (Landesbank Hessen-Thuringen
    Girozentrale LOC) (A-1+, VMIG-1, F-1+)
    3.66%(c)                                            08/01/06           12,500          12,500,000
  California Economic Recovery RB Series 2004C-10
    DN (Banque Nationale de Paribas LOC)
    (A-1+, VMIG-1)
    3.60%(c)                                            08/07/06           35,005          35,005,000
  California Economic Recovery RB Series 2004C-21
    DN (XLCA Insurance, Dexia Credit Local SBPA)
    (A-1+, VMIG-1)
    3.61%(c)                                            08/07/06            3,400           3,400,000
  California Economic Recovery RB Series 2004C-3
    DN (Landesbank Hessen Thuringen
    Girozentrale LOC) (A-1+, VMIG-1, F-1+)
    3.60%(c)                                            08/01/06            4,375           4,375,000
  California Educational Facilities Authority RB (Art
    Center Design College Project) Series 2002A
    DN (M&T Bank Corp. SBPA) (A-1+, VMIG-1)
    3.57%(c)                                            08/07/06            3,545           3,545,000
  California Educational Facilities Authority RB
    (California Institute of Technology Project)
    Series 2006B DN (XLCA Insurance, Dexia Group
    SBPA) (A-1+)
    3.45%(c)                                            08/02/06            5,000           5,000,000
  California Educational Facilities Authority RB
    (Carnegie Institution Washington) Series 2006A
    DN (SunTrust Bank SBPA) (A-1+, VMIG-1)
    3.60%(c)                                            08/07/06            6,000           6,000,000
  California Educational Facilities Authority RB
    (Pomona College Project) Series 2005B DN
    (A-1+, VMIG-1)
    3.59%(c)                                            08/07/06            2,000           2,000,000
  California GO (ABN-AMRO Munitops Trust
    Certificates) Series 2003 DN (AMBAC
    Insurance, ABN-AMRO Bank N.V. SBPA )
    (VMIG-1, F-1+)
    3.67%(b)(c)                                         08/07/06            7,500           7,500,000
  California GO (Kindergarten-University Public
    Project) Series 2002B-5 DN (State Street Bank
    & Trust Co. LOC) (A-1+, VMIG-1)
    3.53%(c)                                            08/07/06            3,200           3,200,000

                           BLACKROCK LIQUIDITY FUNDS
                            SCHEDULE OF INVESTMENTS
                       CALIFORNIA MONEY FUND (CONTINUED)

JULY 31, 2006 (UNAUDITED)

                                                                             PAR
                                                         MATURITY           (000)            VALUE
                                                        ----------   ------------------   -----------
MUNICIPAL BONDS (Continued)
California (continued)
  California GO Series 2003 DN (Landesbank
    Hessen Thuringen Girozentrale LOC)
    (A-1+, VMIG-1, F-1+)
    3.57%(c)                                            08/07/06          $12,100         $12,100,000
  California GO Series 2003A-3 DN (Westdeutsche
    Landesbank Girozentrale LOC, J.P. Morgan
    Chase LOC) (A-1+, VMIG-1)
    3.60%(c)                                            08/01/06           13,500          13,500,000
  California GO Series 2003B-1 DN (BNP Paribas,
    Bank of New York LOC) (A-1+, VMIG-1, F-1+)
    3.55%(c)                                            08/07/06           15,000          15,000,000
  California Health Facilities Finance Authority RB
    (Sutter Health System Project) Series 1996B DN
    (AMBAC Insurance, KBC Bank SBPA)
    (A-1+, VMIG-1)
    3.56%(c)                                            08/01/06              675             675,000
  California Health Facilities Financing Authority RB
    (Kaiser Permannente) Series 2006C DN
    (A-1, F-1)
    3.58%(c)                                            08/07/06           10,000          10,000,000
  California Health Facilities Financing Authority RB
    Series 2002-591 DN (Morgan Stanley Liquidity
    Facility) (A-1+)
    3.69%(b)(c)                                         08/07/06            7,900           7,900,000
  California Infrastructure & Economic
    Development Bank RB (Academy of Motion
    Pictures Arts & Science Project) Series 2002 DN
    (AMBAC Insurance, J.P. Morgan Chase LOC)
    (A-1+, VMIG-1)
    3.64%(c)                                            08/07/06            2,500           2,500,000
  California Infrastructure & Economic
    Development Bank RB (Contemporary Jewish
    Museum Project) Series 2006 DN (Bank of
    America LOC) (VMIG-1)
    3.57%(c)                                            08/07/06            5,000           5,000,000
  California Infrastructure & Economic
    Development Bank RB (Goodwill Industries For
    Orange County) Series 2006 DN (Wells Fargo
    Bank LOC) (F-1+)
    3.55%(c)                                            08/07/06            2,000           2,000,000
  California State Department of Veteran Affairs RB
    (Home Purchase Project) Series 2003 DN (State
    Street B&T Co. SBPA) (VMIG-1, F-1+)
    3.54%(c)                                            08/07/06           10,000          10,000,000
  California State Department of Water Resources
    & Power Supply RB Series 2005F-3 DN (Bank of
    New York LOC, Calsters LOC) (VMIG-1, F-1+)
    3.61%(c)                                            08/01/06            1,000           1,000,000
  California State Department of Water Resources
    & Power Supply RB Series 2005G-1 DN (Bank of
    Nova Scotia LOC) (A-1+, VMIG-1)
    3.59%(c)                                            08/07/06            6,200           6,200,000
  California State Department of Water Resources
    & Power Supply RB Series 2005G-4 DN (FSA
    Insurance, Morgan Stanley Bank SBPA)
    (A-1, VMIG-1)
    3.60%(c)                                            08/07/06           12,800          12,800,000
  California State Department of Water Resources
    Power Supply RB Series 2005G-11 DN (FSA
    Insurance, KBC Bank & Morgan Stanley Bank
    Liquidity Facility) (A-1, VMIG-1, F-1+)
    3.57%(c)                                            08/07/06           14,100          14,100,000
  California State Department of Water Resources
    Power Supply RB Series 2005G-2 DN (Lloyds
    TSB Bank LOC) (A-1+, VMIG-1, F-1+)
    3.60%(c)                                            08/07/06            8,500           8,500,000

                                                                             PAR
                                                         MATURITY           (000)            VALUE
                                                        ----------   ------------------   -----------
MUNICIPAL BONDS (Continued)
California (continued)
  California State Department of Water Resources
    Power Supply RB Series 2005G-6 DN (FSA
    Insurance, Calyon & Societe General Liquidity
    Facility) (A-1+, VMIG-1)
    3.59%(c)                                            08/07/06          $27,250         $27,250,000
  California State Economic Recovery GO Series
    2004-933 DN (Morgan Stanley Liquidity Facility)
    (A-1, AA-)
    3.64%(b)(c)                                         08/07/06           18,745          18,745,000
  California State GO Series 2002 DN (XLCA Credit
    Support, Morgan Stanley Dean Witter Liquidity
    Facility) (VMIG-1)
    3.64%(c)                                            08/07/06            3,705           3,705,000
  California Statewide Communities Development
    Authority Multi-Family RB (Merrill Lynch
    P-Float Trust Receipts) Series 2000 PT-1268 DN
    (Merrill Lynch & Co. Guaranty) (A-1+)
    3.70%(b)(c)                                         08/07/06           20,420          20,420,000
  California Statewide Communities Development
    Authority RB (Archer School For Girls, Inc.
    Project) Series 2005 DN (Allied Irish Bank PLC
    LOC) (VMIG-1)
    3.57%(c)                                            08/07/06            6,035           6,035,000
  California Statewide Financing Authority for
    Tobacco Settlement RB (Merrill Lynch P-Float
    Trust Receipts) Series 2005 PA-1287 DN
    (Merrill Lynch & Co. Guaranty, Merrill Lynch
    Capital Services SBPA) (F-1+)
    3.70%(b)(c)                                         08/07/06            3,150           3,150,000
  Chino Basin Regulatory Financing Authority RB
    (Merrill Lynch P-Float Trust Receipts) Series
    2005 PT-2773 DN (AMBAC Insurance, Merrill
    Lynch Capital Services SBPA)) (F-1+)
    3.68%(b)(c)                                         08/07/06            1,165           1,165,000
  Clovis County Unified School District GO (Merrill
    Lynch P-Float Trust Receipts) Series
    2005-PZ-42 DN (FGIC Insurance, Merrill Lynch
    Capital Services SBPA) (AAA, F-1+)
    3.71%(b)(c)                                         08/07/06            1,330           1,330,000
  Coast Community College District GO Series
    2006-45 DN (FSA Insurance, Goldman Sachs
    Liquidity Facility) (F-1+)
    3.70%(b)(c)                                         08/07/06           16,470          16,470,000
  Contra Costa County GO Series 2005 TRAN
    (SP-1+, MIG-1)
    4.50%                                               12/07/06            7,000           7,028,997
  Coronado Community Development Agency RB
    Series 2005 ROC-RR-II-451 DN (Citibank LOC)
    (A-1+)
    3.67%(b)(c)                                         08/07/06            6,900           6,900,000
  Eclipse Funding Trust GO (Solar Eclipse-
    California State Project) Series 2005-0004 DN
    (MBIA Insurance, U.S. Bank N.A. Liquid Facility)
    (F-1+)
    3.63%(b)(c)                                         08/07/06            9,070           9,070,000
  Eclipse Funding Trust GO (Solar Eclipse-
    California State Project) Series 2006-0011 DN
    (Kredietbank LOC) (VMIG-1)
    3.63%(b)(c)                                         08/07/06           23,125          23,125,000
  Eclipse Funding Trust GO (Solar Eclipse-Los
    Angeles Unified School District) Series
    2006-0018 DN (FGIC Insurance, U.S. Bank N.A.
    Liquidity Facility) (VMIG-1)
    3.66%(c)                                            08/07/06            5,265           5,265,000

                           BLACKROCK LIQUIDITY FUNDS
                            SCHEDULE OF INVESTMENTS
                       CALIFORNIA MONEY FUND (CONTINUED)

JULY 31, 2006 (UNAUDITED)

                                                                             PAR
                                                         MATURITY           (000)            VALUE
                                                        ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
California (continued)
  Eclipse Funding Trust GO (Sonoma County Junior
    College District) Series 2006-0014 DN (FSA
    Insurance, U.S. Bank N.A. Liquidity Facility)
    (VMIG-1)
    3.63%(b)(c)                                         08/07/06          $10,000         $10,000,000
  Fontana Public Financing Authority for Tax
    Allocation RB (Putters Project) Series 2005-707
    DN (AMBAC Insurance, J.P. Morgan Chase Bank
    Liquidity Facility) (A-1+)
    3.67%(b)(c)                                         08/07/06            1,990           1,990,000
  Foothill-De Anza Community College GO Series
    2000Y DN (Wachovia Bank N.A. LOC) (VMIG-1)
    3.68%(b)(c)                                         08/07/06            2,775           2,775,000
  Glendale Hospital RB Series 2002-590 DN
    (Morgan Stanley Group LOC) (A-1+)
    3.69%(c)                                            08/07/06            6,690           6,690,000
  Golden State Tobacco Lehman-Trust Receipts DN
    (AMBAC Insured, Lehman Liquidity Co. Liquidity
    Facility) (VMIG1)
    3.63%(b)(c)                                         08/07/06            7,880           7,880,000
  Golden State Tobacco Securitization Corp. RB
    (California Tobacco Settlement-Spears) Series
    2006D-195 DN (FGIC Insurance, Deutsche Bank
    A.G. Liquidity Facility) (A-1+, AAA)
    3.70%(b)(c)                                         08/07/06            2,075           2,075,000
  Golden State Tobacco Securitization Corp. RB
    (Merrill Lynch P-Float Trust Receipts) Series
    2004 PA-1236 DN (Merrill Lynch & Co.
    Guaranty, Merrill Lynch Capital Services SBPA)
    (F-1+)
    3.70%(b)(c)                                         08/07/06            2,200           2,200,000
  Golden State Tobacco Securitization Corp. RB
    (Merrill Lynch P-Float Trust Receipts) Series
    2004 PA-1237 DN (Merrill Lynch & Co.
    Guaranty, Merrill Lynch Capital Services SBPA)
    (F-1+)
    3.70%(b)(c)                                         08/07/06            2,740           2,740,000
  Golden State Tobacco Settlement Securitization
    Corp. RB (Merrill Lynch P-Float Trust Receipts)
    Series 2004 PT-2338 DN (Merrill Lynch Capital
    Services SBPA) (F1+)
    3.70%(c)                                            08/07/06            2,885           2,885,000
  Golden State Tobacco Settlement Securitization
    Corp. RB Series 2004 ROC-RR-II-285X DN
    (Citibank Liquidity Facility, XLCA Insurance)
    (AAA)
    3.69%(b)(c)                                         08/07/06            4,995           4,995,000
  Golden State Tobacco Settlement Securitization
    Corp. RB Series 2004 ROC-RR-II-287X DN
    (Citibank Liquidity Facility) (A-1+)
    3.69%(b)(c)                                         08/07/06            3,540           3,540,000
  Grossmont-Cuyamaca Community College
    District GO Series 2005-1130 DN (FGIC
    Insurance, J.P. Morgan Chase Bank Liquidity
    Facility) (VMIG-1)
    3.64%(b)(c)                                         08/07/06            7,000           7,000,000
  Grossmont-Cuyamaca Community College
    District GO Series 2005-949 DN (FGIC
    Insurance, J.P. Morgan Chase Bank Liquidity
    Facility) (A-1+, AAA)
    3.67%(c)                                            08/07/06            6,170           6,170,000
  Huntington Park Public Financing Authority RB
    Series 2005 PT-2719 DN (FSA Insurance,
    Merrill Lynch Capital Services SBPA)
    (AAA, F-1+)
    3.68%(b)(c)                                         08/07/06              685             685,000

                                                                             PAR
                                                         MATURITY           (000)            VALUE
                                                        ----------   ------------------   -----------
MUNICIPAL BONDS (Continued)
California (continued)
  Irvine Improvement Bond ACT 1915 RB
    (Assesment District No.05-21) Series 2006A DN
    (Bank of New York LOC) (VMIG-1, F-1+)
    3.62%(c)                                            08/01/06          $15,300         $15,300,000
  Irvine Public Facilities & Infrastructure Authority
    Lease RB (Capital Improvement Project) Series
    1985 DN (State Street Bank & Trust Co. LOC)
    (VMIG-1)
    3.62%(c)                                            08/07/06            1,780           1,780,000
  Los Angeles Community College District GO
    Series 2005A DN (FSA Credit Support, ABN
    AMRO Bank SBPA)
    3.67%(c)                                            08/07/06            9,830           9,830,000
  Los Angeles County GO Series 2006A TRAN
    (SP-1+, VMIG-1, F-1+)
    4.50%                                               06/29/07           10,000          10,087,828
  Los Angeles County Schools GO Series 2006A
    TRAN (SP-1+)
    4.50%                                               06/29/07            3,000           3,026,348
  Los Angeles Department of Airports RB (Los
    Angeles International Airport Project) Series
    2002C-1 DN (Banque Nationale de Paribas LOC)
    (A-1+, VMIG-1, F-1+)
    3.57%(c)                                            08/07/06            3,300           3,300,000
  Los Angeles Department of Water & Power RB
    (Eagle Tax Exempt Trust Receipts) Series 2006A
    DN (AMBAC Insurance, Citibank N.A. Liquidity
    Facility) (A-1+)
    3.68%(b)(c)                                         08/07/06            4,355           4,355,000
  Los Angeles GO Series 2006 TRAN
    (SP-1+, MIG-1, F-1+)
    4.50%                                               06/29/07           15,000          15,098,610
  Los Angeles Unified School District GO (ABN
    AMRO Munitops Trust Receipts) Series 2005-36
    MB (Kredietbank LOC) (F-1+, AAA)
    3.54%(b)                                            10/02/06           10,000          10,000,000
  Los Angeles Unified School District GO
    (ABN-AMRO Munitops Trust Certificates) Series
    1999C DN (MBIA Insurance, ABN-AMRO Bank
    N.V. SBPA) (VMIG-1)
    3.65%(b)(c)                                         08/07/06            1,500           1,500,000
  Los Angeles Unified School District GO Series
    2005 ROC-RR-II-R-390 DN (MBIA Insurance,
    Citibank N.A. LOC) (VMIG-1)
    3.67%(b)(c)                                         08/07/06            2,885           2,885,000
  Los Angeles Wastewater Systems RB Series
    2002A DN (FGIC Insurance, Bank of America
    N.A. Liquidity Facility) (A-1+)
    3.64%(c)                                            08/07/06            5,000           5,000,000
  Los Angeles Wastewater Systems RB Series
    2006B-2 DN (Bank of Nova Scotia LOC)
    (A-1+, VMIG-1, F-1+)
    3.51%(c)                                            08/07/06           15,965          15,965,000
  Los Angeles Water & Power RB (Power Systems
    Project) Series 2002A-5 DN (National Australia
    Bank, Lloyds Bank & Fortis Bank SBPA)
    (A-1+, VMIG-1)
    3.54%(c)                                            08/07/06            6,475           6,475,000
  Los Angeles Water & Power Systems RB Series
    2002A-1 DN (National Australia LOC)
    (A-1+, VMIG-1, F-1+)
    3.54%(c)                                            08/07/06            3,400           3,400,000
  Madera Financing Authority RB Series 2005A DN
    (Credit Locale de France LOC) (A-1+)
    3.63%(c)                                            08/01/06            2,000           2,000,000

                           BLACKROCK LIQUIDITY FUNDS
                            SCHEDULE OF INVESTMENTS
                       CALIFORNIA MONEY FUND (CONTINUED)

JULY 31, 2006 (UNAUDITED)

                                                                            PAR
                                                        MATURITY           (000)            VALUE
                                                       ----------   ------------------   ----------
MUNICIPAL BONDS (Continued)
California (continued)
  Manteca Redevelopment Agency Tax Allocation
    RB (Amended Merged Project) Series 2005 DN
    (XLCA Insurance, State Street, B&T Co. SBPA)
    (A-1+)
    3.63%(c)                                           08/01/06          $ 5,000         $5,000,000
  Metropolitan Water Distribution Southern
    California Waterworks RB Series 1996A DN
    (AMBAC Insurance, Lloyds Bank SBPA)
    (A-1+, VMIG-1)
    3.54%(c)                                           08/07/06            3,500          3,500,000
  Metropolitan Water District of Southern California
    RB Series 2001B2 DN (Credit Locale de France
    LOC) (A-1+, VMIG-1)
    3.54%(c)                                           08/07/06           16,000         16,000,000
  Metropolitan Water District of Southern California
    Waterworks RB Series 2001C-2 DN
    (Westdeutsche Landesbank Girozentrale LOC)
    (A-1+, VMIG-1)
    3.52%(c)                                           08/01/06           13,200         13,200,000
  Metropolitan Water District of Southern California
    Waterworks RB Series 2002B DN (Lloyds TSB
    Bank PLC LOC) (A-1+, VM1G1)
    3.55%(c)                                           08/07/06            6,000          6,000,000
  Metropolitan Water District of Southern California
    Waterworks RB Series 2004A-1 DN (J.P.
    Morgan Chase Bank Liquidity Facility)
    (A-1+, VMIG-1, F-1)
    3.54%(c)                                           08/07/06           31,610         31,610,000
  Metropolitan Water District of Southern California
    Waterworks RB Series 2004C DN (Credit Locale
    de France LOC) (A-1+, VMIG-1)
    3.55%(c)                                           08/07/06           37,400         37,400,000
  Metropolitan Water District of Southern California
    Waterworks RB Series 2005B-2 DN (Citibank
    LOC) (A-1+, VMIG-1, F-1+)
    3.60%(c)                                           08/07/06            4,200          4,200,000
  MSR Public Power Agency RB (San Juan Project)
    Series 1998F DN (MBIA Insurance, Bank One
    N.A. SBPA) (A-1+, VMIG-1)
    3.59%(c)                                           08/01/06            4,615          4,615,000
  Orange County Sanitation District COP Series
    2006 DN (Depfa Bank PLC LOC)
    (A-1+, VMIG-1, F-1+)
    3.60%(c)                                           08/01/06            8,000          8,000,000
  Peralta Community College District GO Series
    2006X-1264 DN (FSA Insured, Morgan Stanley
    Liquidity Facility) (VMIG-1)
    3.64%(b)(c)                                        08/07/06            7,745          7,745,000
  Pleasant Valley School District of Ventura County
    GO (Merrill Lynch P-Float Trust Receipts)
    Series 2005 PT-2783 DN (MBIA Insurance,
    Dexia Credit Local SBPA) (A-1+, AAA)
    3.67%(b)(c)                                        08/07/06            5,865          5,865,000
  Pleasanton COP (Assisted Living Facilities
    Financing Project) Series 2005 DN (Citibank
    LOC) (A-1+)
    3.61%(c)                                           08/07/06            2,500          2,500,000
  Puttable Floating Option Tax Exempt Receipts RB
    Series 2005 PZP-006-Mode A DN (FGIC, MBIA,
    FSA Insurance, Merrill Lynch SBPA) (F-1+)
    3.74%(b)(c)                                        08/07/06            6,500          6,500,000

                                                                            PAR
                                                        MATURITY           (000)            VALUE
                                                       ----------   ------------------   ----------
MUNICIPAL BONDS (Continued)
California (continued)
  Puttable Floating Option Tax-Exempt Receipts RB
    Series 2005A PZP-005 DN (Multiple Insurers,
    Merrill Lynch & Co. Inc. SBPA) (AAA, F-1+)
    3.74%(b)(c)                                        08/07/06          $ 6,380         $6,380,000
  Puttable Floating Option Tax-Exempt Receipts RB
    Series 2005A PZP-006 DN (Multiple Insurers,
    Merrill Lynch & Co. SBPA) (AAA, F-1+)
    3.72%(b)(c)                                        08/07/06            9,000          9,000,000
  Puttable Floating Option Tax-Exempt Receipts RB
    Series 2005A PZP-03 DN (Multiple Insurers,
    Merrill Lynch & Co. SBPA) (AAA, F-1+)
    3.72%(b)(c)                                        08/07/06            3,530          3,530,000
  Sacramento City Financing Authority RB Series
    2006Z-3 DN (FGIC Insurance, Goldman Sachs
    Special Services Liquidity Facility) (AAA, F-1+)
    3.70%(b)(c)                                        08/07/06            5,170          5,170,000
  Sacramento Municipal Utility District RB (Macon
    Trust Certificates) Series 2002M DN (AMBAC
    Insurance, Kredietbank N.V. LOC) (A-1+)
    3.64%(c)                                           08/07/06            3,975          3,975,000
  Sacramento Municipal Utility District RB Series
    2000A DN (AMBAC Insurance, Wachovia Bank
    N.A. LOC) (VMIG-1)
    3.68%(b)(c)                                        08/07/06            1,100          1,100,000
  San Diego Public Facilities Financing Authority
    Lease RB (Merrill Lynch P-Float Trust Receipts)
    Series 2002 PPT-1002C DN (Kredietbank LOC)
    (A-1)
    3.69%(b)(c)                                        08/07/06            9,875          9,875,000
  San Diego Unified School District RB Series 2004
    DN (MBIA Insured, Morgan Stanley Liquidity
    Facility) (AAA)
    3.64%(c)                                           08/07/06            5,215          5,215,000
  San Francisco City & County Airports Commission
    RB (International Airport Project) Series 2006
    DN (XLCA Credit Support) (Depfa Bank PLC
    SBPA) (A-1+, VMIG-1)
    3.50%(c)                                           08/07/06            5,100          5,100,000
  San Francisco City & County Unified School
    District GO Series 2005 RR-II-R-6060 DN (FSA
    Insurance, Citibank N.A. Liquidity Facility)
    (VMIG-1)
    3.67%(b)(c)                                        08/07/06            1,815          1,815,000
  San Francisco County Transportation GO TECP
    (Landesbank Baden - Wuerttenburg
    Girozentrale SBPA) (A-1+, P-1)
    3.48%                                              08/16/06            6,250          6,250,000
  Santa Clara Financing Authority Lease RB (VMC
    Facilities Replacement Project) Series 1985B
    DN (Union Bank of Switzerland LOC)
    (A-1, VMIG-1)
    3.57%(c)                                           08/07/06            7,000          7,000,000
  Tahoe Forest Hospital District RB (Health Facility
    Project) Series 2002 DN (U.S. Bank N.A. LOC)
    (VMIG-1)
    3.63%(c)                                           08/01/06            5,600          5,600,000
  Tobacco Settlement Financing Corp. RB (Merrill
    Lynch P-Float Trust Receipts) Series 2005
    PA-1288 DN (Merrill Lynch Capital Services
    SBPA) (F-1+)
    3.71%(b)(c)                                        08/07/06            2,000          2,000,000

                           BLACKROCK LIQUIDITY FUNDS
                            SCHEDULE OF INVESTMENTS
                       CALIFORNIA MONEY FUND (CONCLUDED)

JULY 31, 2006 (UNAUDITED)

                                                                         PAR
                                                         MATURITY       (000)         VALUE
                                                        ----------   ----------   --------------
MUNICIPAL BONDS (Continued)
California (continued)
  University of California RB Series 2006-1425 DN
    (AMBAC Insurance, Morgan Stanley Liquidity
    Facility) (A-1)
    3.65%(c)                                            08/07/06     $18,900      $   18,900,000
  Ventura County GO Series 2006 TRAN
    (SP-1+, VMIG-1)
    4.50%                                               07/02/07      15,000          15,106,160
  West Covina Unified School District GO Series
    2003-03-23 DN (MBIA Insurance, Banque
    Nationale de Paribas Liquidity Facility) (VMIG-1)
    3.67%(b)(c)                                         08/07/06       6,840           6,840,000
  Yosemite Community College District GO (Eagle
    Tax Exempt Trust Receipts) Series 2005 A DN
    (FGIC Insurance, Citibank Liquidity Facililty)
    (A-1+, AAA)
    3.68%(b)(c)                                         08/07/06       5,840           5,840,000
                                                                                  ==============
                                                                                   1,073,962,943
                                                                                  --------------
Puerto Rico - 0.9%
  Commonwealth of Puerto Rico Electric Power
    Authority RB (Goldman Sachs Trust Receipts)
    Series 2002-1 DN (MBIA Insurance, Bank of
    New York SBPA) (A-1+)
    3.65%(b)(c)                                         08/07/06       2,195           2,195,000
  Commonwealth of Puerto Rico Electric Power
    Authority RB Series 1997 DN (Societe Generale
    LOC) (A-1+)
    3.62%(b)(c)                                         08/07/06       1,300           1,300,000
  Commonwealth of Puerto Rico Infrastructure
    Financing Authority RB (Merlots) Series
    2005A-21 MB (Wachovia Bank LOC) (VMIG-1)
    3.32%(b)(c)                                         11/15/06       2,995           2,995,000
  Commonweatlh of Puerto Rico Power Authority
    RB Series 1997 SGA-44 DN (Societe Generale
    LOC) (A-1+)
    3.62%(c)                                            08/07/06       3,035           3,035,000
                                                                                  ==============
                                                                                       9,525,000
                                                                                  --------------
TOTAL INVESTMENTS IN SECURITIES -  99.7%
  (Cost $1,083,487,943(a))                                                         1,083,487,943
OTHER ASSETS IN EXCESS OF
  LIABILITIES - 0.3%                                                                   2,995,511
                                                                                  --------------
NET ASSETS -  100.0%                                                              $1,086,483,454
                                                                                  ==============

-------------------

(a)  Aggregate cost for federal income tax purposes.
(b)  Security exempt from registration under Rule 144A of the Securities Act of
     1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors. As of July 31,
     2006, the Fund held 29.3% of its net assets, with a current market value of
     $318,365,000, in securities restricted as to resale.
(c)  Rates shown are the rates as of July 31, 2006 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.

                           BLACKROCK LIQUIDITY FUNDS
                            SCHEDULE OF INVESTMENTS
                              NEW YORK MONEY FUND

JULY 31, 2006 (UNAUDITED)

                                                                             PAR
                                                         MATURITY           (000)            VALUE
                                                        ----------   ------------------   -----------
MUNICIPAL BONDS - 101.7%
New York - 100.8%
  Cayuga County Hospital Improvement Corp.
    Lehman COP Series 200D-L1 DN (Lehman
    SBPA) (A-1+)
    3.68%(b)(c)                                         08/07/06          $ 9,255         $ 9,255,000
  City of New York GO (Merrill Lynch P-Float Trust
    Receipts) Series 1997 DN (AMBAC Insurance,
    Societe Generale Liquidity Facility) (A-1+)
    3.66%(b)(c)                                         08/07/06            9,860           9,860,000
  City of New York GO (Morgan Stanley Trust
    Receipts) Series 2002-725X DN (FSA Insurance,
    Morgan Stanley Group Liquidity Facility)
    (VMIG-1)
    3.66%(b)(c)                                         08/07/06            9,644           9,643,750
  City of New York IDA Civic Facilities RB (Abraham
    Joshua Heschel Project) Series 2002 DN (M&T
    Bank Corp. LOC) (VMIG-1)
    3.69%(c)                                            08/07/06            2,000           2,000,000
  City of New York IDA Civic Facilities RB (French
    Institute Alliance Project) Series 2005 DN (M&T
    Bank LOC) (VMIG-1)
    3.70%(c)                                            08/07/06            2,440           2,440,000
  City of New York IDA Civic Facilities RB (Hewitt
    School Project) Series 2002 DN (Allied Irish
    Bank LOC) (VMIG-1)
    3.65%(c)                                            08/07/06            1,600           1,600,000
  City of New York IDA Civic Facilities RB (The Birch
    Wathen Lenox School Project) Series 2004 DN
    (Allied Irish Bank LOC) (VMIG-1)
    3.65%(c)                                            08/07/06            2,625           2,625,000
  City of New York Municipal Water Finance
    Authority RB (Water & Sewer Systems Project)
    Series 2001F-1 DN (Credit Locale de France
    LOC) (A-1+, VMIG-1)
    3.67%(c)                                            08/01/06              100             100,000
  City of New York Transitional Finance Authority
    Financing RB (Citibank Eagle Trust Receipts)
    Series 2000 DN (Citibank Liquidity Facility)
    (A-1+)
    3.69%(b)(c)                                         08/07/06            9,900           9,900,000
  City of New York Transitional Finance Authority
    Financing RB (Citibank Eagle Trust Receipts)
    Series 2001 DN (Citibank Liquidity Facility)
    (A-1+)
    3.69%(b)(c)                                         08/07/06            3,300           3,300,000
  Dormitory Authority RB (Wachovia Merlots Trust
    Receipts) Series 2001A-30 DN (AMBAC
    Insurance, Wachovia Bank N.A. SBPA) (VMIG-1)
    3.68%(b)(c)                                         08/07/06            2,975           2,975,000
  Dormitory Authority RB (Wachovia Merlots Trust
    Reciepts) Series 2003 DN (FGIC Insurance,
    Wachovia Bank N.A. SBPA) (VMIG-1)
    3.68%(b)                                            08/07/06            7,165           7,165,000
  Dormitory Authority RB Series 2001D DN (MBIA
    Insurance, Bank of America SBPA) (A-1+)
    3.67%(b)(c)                                         08/07/06            1,900           1,900,000
  Erie County Civic Facilities IDRB (Hauptman-
    Woodward Project) Series 2004 DN (KeyBank
    N.A. LOC)
    3.71%(c)                                            08/07/06            2,300           2,300,000
  Erie County IDA RB (Orchard Park CCRC Inc.
    Project) Series 2006B DN (Soveriegn Bank LOC,
    Citizens Bank of Rhode Island LOC) (A-1+)
    3.62%(c)                                            08/07/06            8,600           8,600,000

                                                                             PAR
                                                         MATURITY           (000)            VALUE
                                                        ----------   ------------------   -----------
MUNICIPAL BONDS (Continued)
New York (continued)
  Erie County TOB Asset Securitization Corp. RB
    Series 2005 DN (Merrill Lynch Guaranty
    Agreement, Merrill Lynch SBPA) (F1+)
    3.70%(b)(c)                                         08/07/06          $14,910         $14,910,000
  Franklin County IDA Civic Facility RB (Paul
    Smith's College Project) Series 1998 DN
    (KeyBank N.A. LOC)
    3.71%(c)                                            08/07/06            2,770           2,770,000
  Ithaca City School District GO Series 2006 RAN
    4.38%                                               06/29/07            1,900           1,910,526
  Katonah Lewisboro Unified Free School District
    GO Series 2006 BAN
    4.50%                                               07/20/07            3,050           3,071,297
  Liberty Development Corp. RB Series 2006-1251
    DN (Morgan Stanley SBPA) (VMIG-1)
    3.66%(b)(c)                                         08/07/06           13,700          13,700,000
  Long Island Power Authority RB (Munitops
    Certificates Trust) Series 2006-15 DN (XLCA
    Insurance, ABN AMRO SBPA) (F-1+)
    3.67%(b)(c)                                         08/07/06            7,500           7,500,000
  Metropolitan Transportation Authority RB (Piper
    Jaffray Trust Certificates) Series 2002F DN
    (Bank of New York LOC) (VMIG-1)
    3.67%(b)(c)                                         08/07/06            5,667           5,667,000
  Metropolitan Transportation Authority RB
    (Wachovia Merlots Trust Receipts) Series
    2003B-25 DN (FGIC Insurance, Wachovia Bank
    N.A. Liquidity Facility) (VMIG-1)
    3.68%(b)(c)                                         08/07/06            4,960           4,960,000
  Metropolitan Transportation Authority RB Series
    2006 TECP (A-1+, P-1)
    3.65%                                               10/05/06           24,000          24,000,000
  Monroe County IDA Civic Facility RB (Monroe
    Community College Project) Series 2006A DN
    (J.P. Morgan Chase Bank LOC) (VMIG-1)
    3.64%(c)                                            08/07/06            2,295           2,295,000
  Monroe County IDA Civic Facility RB (Sigal Center
    Project) Series 2004 DN (M&T Bank Corp. LOC)
    (VMIG-1)
    3.70%(c)                                            08/07/06            1,700           1,700,000
  Monroe County IDA Civic Facility RB (YMCA of
    Greater Rochester Project) Series 2004 DN
    (M&T Bank Corp. LOC) (A-1)
    3.69%(c)                                            08/07/06            2,665           2,665,000
  Nassau County IDA Civic Facility RB (North Shore
    Hebrew Academy Project) Series 2005 DN
    (Sovereign Bank LOC, Comerica Bank LOC)
    (VMIG-1)
    3.65%(c)                                            08/07/06            2,500           2,500,000
  New Rochelle City School District GO Series 2006
    TAN
    4.38%                                               06/29/07            3,500           3,519,215
  New York City GO (P-Float Trust Receipts) Series
    2005-3333 DN (Dexia Bank N.A. LOC) (F-1+)
    3.70%(b)(c)                                         08/07/06            5,355           5,355,000
  New York City IDRB Series 2006-523CE
    ROC-RR-II-R DN (Citibank Liquidity Facility,
    Citigroup Guaranty) (VMIG-1)
    3.69%(b)(c)                                         08/07/06            2,200           2,200,000

                           BLACKROCK LIQUIDITY FUNDS
                            SCHEDULE OF INVESTMENTS
                        NEW YORK MONEY FUND (CONTINUED)

JULY 31, 2006 (UNAUDITED)

                                                                           PAR
                                                       MATURITY           (000)            VALUE
                                                      ----------   ------------------   ----------
MUNICIPAL BONDS (Continued)
New York (continued)
  New York City Municipal Finance Authority Water
    & Sewer System RB (P-Float Trust Receipts)
    Series 2006 PT-3385 DN (Merrill Lynch Liquidity
    Facility) (F-1+)
    3.67%(b)(c)                                       08/07/06          $ 6,325         $6,325,000
  New York City Municipal Finance Authority Water
    & Sewer System RB Putter Series 2006-1263
    DN (FSA Insurance, PB Capital Liquidity
    Facility) (A-1)
    3.70%(b)(c)                                       08/07/06            5,870          5,870,000
  New York City Municipal Finance Authotity Water
    & Sewer System RB Putter Series 2006-1226
    DN (Morgan Stanley Liquidity Facility) (VMIG-1)
    3.66%(b)(c)                                       08/07/06            8,700          8,700,000
  New York City Water & Sewer RB (Munitops Trust
    Certificates) Series 2006-3 DN (XLCA Insurance,
    ABN-AMRO Bank N.V. SPA) (VMIG-1)
    3.67%(b)(c)                                       08/07/06            8,330          8,330,000
  New York Counties Tobacco Trust II RB (P-Float
    Trust Receipts) Series 2006 PA-1347 DN
    (Merrill SBPA, Merrill Guaranty) (F1+)
    3.70%(b)(c)                                       08/07/06           20,450         20,450,000
  New York Environmental Facilities Corp. RB
    (Clean Water & Drinking Project) Putters Series
    2006-1372 DN (J.P. Morgan Chase Bank
    Liquidity Facility) (A-1+)
    3.68%(b)(c)                                       08/07/06            7,750          7,750,000
  New York Environmental Facility Clean Water &
    Drinking RB (Merlots Trust Receipts) Series
    2004B DN (Wachovia Bank N.A. SBPA) (A-1)
    3.68%(b)(c)                                       08/07/06            5,380          5,380,000
  New York GO (P-Float Trust Receipts) Series 2006
    PA-1363 DN (Merrill Lynch SBPA, Merrill Lynch
    Guaranty) (F-1+)
    3.70%(b)(c)                                       08/07/06            3,750          3,750,000
  New York GO Putters Series 2006-1299 DN (FSA
    Insurance, J.P. Morgan Chase Bank SBPA)
    (A-1+)
    3.68%(b)(c)                                       08/07/06            5,375          5,375,000
  New York GO Putters Series 2006-1318 DN
    (AMBAC Insurance, J.P. Morgan Chase Bank
    Liquidity Facility) (A-1+)
    3.68%(b)(c)                                       08/07/06            2,000          2,000,000
  New York GO Series 2000B MB (Dexia Credit,
    Credit Locale de France LOC) (A-1+, VMIG-1)
    2.90%(c)                                          08/03/06            1,900          1,900,000
  New York GO Series 2005E-3 DN (Bank of America
    LOC) (A-1+, VMIG-1, F-1+)
    3.62%(c)                                          08/07/06              700            700,000
  New York GO Series 2006I-4 DN (Bank of New
    York LOC) (A-1+, VMIG-1)
    3.66%(c)                                          08/07/06            5,000          5,000,000
  New York GO Series 2006I-7 DN (Bank of New
    York LOC) (A-1+, VMIG-1)
    3.65%(c)                                          08/07/06           12,000         12,000,000
  New York Local Government Assistance Corp. RB
    Series 2003-4V DN (FGIC Insurance)
    (A-1+, F-1+)
    3.60%(c)                                          08/07/06           22,700         22,700,000
  New York RB (UBS Municipal Certificates
    Floaters) Series 2005-22 DN (FSA Insurance,
    Landesbank Hessen SBPA) (A-1+)
    3.67%(b)(c)                                       08/07/06            1,015          1,015,000

                                                                           PAR
                                                       MATURITY           (000)            VALUE
                                                      ----------   ------------------   ----------
MUNICIPAL BONDS (Continued)
New York (continued)
  New York State Environmental Facilities Corp. RB
    (Citibank Eagle Trust Receipts Clean Water &
    Drinking Project) Series 2003A DN (Citibank
    Liquidity Facility) (A-1+)
    3.69%(b)(c)                                       08/07/06          $ 5,710         $5,710,000
  New York State Environmental Facilities Corp. RB
    (Citigroup Trust Receipts Facscorp Clean Water
    & Drinking Project) Series 2003R-2014-ROC-II
    DN (Citibank Liquidity Facility) (VMIG-1)
    3.68%(b)(c)                                       08/07/06            2,650          2,650,000
  New York State Environmental Facilities Corp. RB
    (Citigroup Trust Receipts Facscorp Clean Water
    & Drinking Project) Series 2003R-4001-ROC-II
    DN (Citibank Liquidity Facility) (VMIG-1)
    3.68%(b)(c)                                       08/07/06            1,585          1,585,000
  New York State Power Authority GO Series 1985
    DN (Dexia Bank N.A. LOC) (A-1+, VMIG-1)
    3.35%(c)                                          08/07/06            7,000          7,000,000
  New York Tollway Authority Second General
    Highway & Bridge Trust Fund RB Series
    2006-1413 DN (A-1+)
    3.68%(b)(c)                                       08/07/06            3,500          3,500,000
  New York Urban Development Corp. RB (P-Float
    Trust Receipts) Series 2006 PT-3416 DN (MBIA
    Insurance, Bayerische Hypo-Und Vereinsbank
    SBPA) (F-1)
    3.66%(b)(c)                                       08/07/06            6,560          6,560,000
  North Syracuse Central School District GO Series
    2006 RAN
    4.50%                                             06/22/07            2,000          2,013,214
  Oneida County IDRB (Preswick Glen Civic Facility
    Project) Series 2006 DN (Sovereign Bank LOC,
    Lloyds TSB Bank LOC) (A-1+)
    3.60%(c)                                          08/07/06            6,600          6,600,000
  Onondaga County IDA Civic Facility RB (Crouse
    Health Hospital Project) Series 2003A DN (M&T
    Bank Corp. LOC) (VMIG-1)
    3.71%(c)                                          08/07/06            3,000          3,000,000
  Onondaga County IDA Civic Facility RB (YMCA
    Greater Syracuse Project) Series 2003A DN
    (HSBC Bank LOC)
    3.71%(c)                                          08/07/06            4,000          4,000,000
  Orange County IDA Civic Facilities RB (Cornwall
    Hospital Project) Series 2006 DN (VMIG-1)
    3.70%(c)                                          08/07/06            4,000          4,000,000
  Perinton GO Unlimited Notes Series 2006 MB
    4.25%                                             02/23/07            2,270          2,281,146
  Rensselaer County Civic Facilities IDRB (The Sage
    Colleges Project) Series 2002A DN (M&T Bank
    Corp. LOC) (VMIG-1)
    3.71%(c)                                          08/07/06            2,600          2,600,000
  Rochester GO Series 2006B MB (AMBAC
    Insurance) (AAA, Aaa)
    3.25%                                             10/15/06            5,025          5,023,738
  Rome City School District GO Series 2006 BAN
    4.50%                                             07/27/07            5,100          5,134,406
  Schenectady County IDA Civic Facility RB
    (Sunnyview Project) Series 2003B DN (KeyBank
    N.A. LOC) (VMIG-1)
    3.66%(c)                                          08/07/06            2,390          2,390,000

                           BLACKROCK LIQUIDITY FUNDS
                            SCHEDULE OF INVESTMENTS
                        NEW YORK MONEY FUND (CONCLUDED)

JULY 31, 2006 (UNAUDITED)

                                                                       PAR
                                                        MATURITY      (000)          VALUE
                                                       ----------   ---------    ------------
MUNICIPAL BONDS (Continued)
New York (continued)
  Syosset New York Central School District GO
    Series 2006 TAN Series 2006
    4.50%                                              06/28/07     $7,500       $  7,555,786
  Tobacco Settlement Financing Corp. RB (P-Float
    Trust Receipts) Series 2006 MT-232 DN (Depfa
    Bank SBPA) (A-1+)
    3.70%(b)(c)                                        08/07/06     17,495         17,495,000
  Tobacco Settlement Financing Corp. RB (P-Floats
    Trust Receipts) Series 2006 MT-256 DN
    (Svenska Handelsbank LOC) (A-1)
    3.73%(c)                                           08/07/06      7,495          7,495,000
  Triborough Bridge & Tunnel Authority RB
    (ABN-AMRO Munitops Trust Certificates) Series
    2002-14 DN (AMBAC Insurance, ABN-AMRO
    Bank N.V. SBPA) (VMIG-1)
    3.66%(b)(c)                                        08/07/06      9,240          9,240,000
  Triborough Bridge & Tunnel Authority RB
    (Citibank Eagle Trust Receipts) Series 2003A
    DN (FGIC Insurance, Citibank Liquidity Facility)
    (A-1+)
    3.69%(b)(c)                                        08/07/06      2,000          2,000,000
  TSASC, Inc. RB (P-Float Trust Receipts) Series
    2006 PA-1356 DN (Merrill Lynch & Co.
    Guaranty, Merrill Lynch SBPA) (F-1+)
    3.71%(c)                                           08/07/06     43,325         43,325,000
  TSASC, Inc. RB (P-Float Trust Receipts) Series
    2006 PA-1359 DN (Merrill Lynch SBPA, Merrill
    Lynch Guaranty) (F-1+)
    3.74%(b)(c)                                        08/07/06     10,350         10,350,000
  TSASC, Inc. RB Series 2006 513CE ROC-RR-II-R
    DN (Citibank Liquidity Facility, Citigroup
    Financial Guaranty) (VMIG-1)
    3.69%(b)(c)                                        08/07/06      1,000          1,000,000
  TSASC, Inc. RB Series 2006-519CE ROC-RR-II-R
    DN (Citibank Liquidity Facility, Citigroup
    Financial Guaranty) (VMIG-1)
    3.69%(b)(c)                                        08/07/06      5,750          5,750,000
  Watertown GO Unlimited Notes Series 2006 BAN
    4.25%                                              03/01/07      4,425          4,439,558
  Westchester Tobacco Asset Securitization Corp.
    RB (P-Float Trust Receipts) Series 2005-1338
    DN (Merrill Lynch Liquidity Facilities) (F-1+)
    3.70%(b)(c)                                        08/07/06     13,865         13,865,000
  White Plains GO Series 2006 BAN (Aa1)
    4.25%                                              01/26/07      2,106          2,115,440
                                                                                 ============
                                                                                  478,310,076
                                                                                 ------------
Puerto Rico - 0.9%
  Commonwealth of Puerto Rico Infrastructure
    Financing Authority RB (Merlots) Series
    2005A-21 MB (Wachovia Bank LOC) (VMIG-1)
    3.32%(b)(c)                                        11/15/06      3,985          3,985,000
                                                                                 ------------
TOTAL INVESTMENTS IN SECURITIES -  101.7%
  (Cost $482,295,076(a))                                                          482,295,076
LIABILITIES IN EXCESS OF OTHER
  ASSETS -  (1.7)%                                                                 (7,939,093)
                                                                                 ------------
NET ASSETS -  100.0%                                                             $474,355,983
                                                                                 ============

-------------------

(a)  Aggregate cost for federal income tax purposes.
(b)  Security exempt from registration under Rule 144A of the Securities Act of
     1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors. As of July 31,
     2006, the Fund held 56.3% of its net assets, with a current market value of
     $266,925,750, in securities restricted as to resale.
(c)  Rates shown are the rates as of July 31, 2006 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.

                     [THIS PAGE INTENTIONALLY LEFT BLANK.]

                           BLACKROCK LIQUIDITY FUNDS

                    Key to Investment Abbreviations for all
                            Schedules of Investments

  AMBAC      American Municipal Bond Assurance Corp.
  AMT        Alternative Minimum Tax
  BAN        Bond Anticipation Note
  COP        Certificates of Participation
  DN         Demand Note (Variable Rate)
  FGIC       Financial Guaranty Insurance Company
  FSA        Financial Security Assurance
  GO         General Obligation
  IDA        Industrial Development Authority
  IDRB       Industrial Development Revenue Bond
  ISD        Independent School District
  LLC        Limited Liability Co.
  LOC        Letter of Credit
  MB         Municipal Bond
  MBIA       Municipal Bond Insurance Association
  PCRB       Pollution Control Revenue Bond
  PLC        Public Limited Co.
  RAN        Revenue Anticipation Note
  RB         Revenue Bond
  ROC        Reset Option Certificate
  SBPA       Stand-by Bond Purchase Agreement
  TAN        Tax Anticipation Note
  TECP       Tax Exempt Commercial Paper
  TOB        Tender Option Bonds
  TRAN       Tax and Revenue Anticipation Note
  XLCA       XL Capital Assurance

The Fitch Investors Service, Moody's Investors Service, Inc. and Standard &
Poor's Ratings Service ratings of the Investments in the various Portfolios are believed to be the most recent ratings available at July 31, 2006.

                     [THIS PAGE INTENTIONALLY LEFT BLANK.]

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers have evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information required to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the Registrant’s principal executive and financial officers pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	BlackRock Liquidity Funds

By (Signature and Title)	/s/ Ralph L. Schlosstein
Ralph L. Schlosstein, President (principal executive officer)

Date	8/30/2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Ralph L. Schlosstein
Ralph L. Schlosstein, President (principal executive officer)

Date:	8/30/2006

By (Signature and Title)	/s/ William C. McGinley
William C. McGinley, Treasurer (principal financial officer)

Date:	8/24/2006